                               Filed with the Securities and Exchange Commission on February 12, 2003
Registration No. 333-38119                                                                      Investment Company Act No. 811-08447

                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       Washington, D.C. 20549

                                                              FORM N-6
                                      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                                     Pre-Effective Amendment No. ______

                                                     Post-Effective Amendment No.  9
                                                                                  ---

                                                               AND/OR

                                  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                                     Amendment No.  1
                                                                   ---

                                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT F
                                                     (Exact Name of Registrant)

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                     (Exact Name of Depositor)

                                          ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
                                        (Address of Depositor's Principal Executive Offices)
                                                           (203) 926-1888
                                                   (Depositor's Telephone Number)

                                                     SCOTT K. RICHARDSON, ESQ.
                                                 Chief Counsel - Variable Products
                                          One Corporate Drive, Shelton, Connecticut 06484
                                              (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: MAY 1, 2003 OR as soon as practicable after the effective date of this registration

It is proposed that this filing will become effective (check appropriate box)

__  immediately upon filing pursuant to paragraph (b)
__  on ___________ pursuant to paragraph (b)
__  60 days after filing pursuant to paragraph (a)(1)
__  on _________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
__  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------------------------------------------------------------
Registrant  hereby amends this  Registration  Statement on such date or dates as may be necessary to delay its effective  date until the registrant shall file a further amendment which  specifically  states that this  Registration  Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the  Registration  Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.
------------------------------------------------------------------------------------------------------------------------------------

SPVLI

                                                                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                                                        One Corporate Drive, Shelton, Connecticut 06484

This Prospectus  describes  American  Skandia SPVLI, a modified single premium variable life insurance policy being offered by American
Skandia Life  Assurance  Corporation  ("we,"  "our," "us,"  "American  Skandia,"  or "the  Company"),  One  Corporate  Drive,  Shelton,
Connecticut,  06484.  This  Prospectus  also  describes  AS Trophy (see  "Appendix C - Prior  Policies").  The Policy may be offered as individual  coverage  or as an  interest  in a group  policy.  This  Prospectus  provides a detailed  discussion  of matters you should consider  before  buying a Policy.  This  Policy or  certain of its  investment  options  may not be  available  in all  jurisdictions.
Various rights and benefits may differ between  jurisdictions to meet applicable law and/or  regulations.  In particular,  please refer to Appendix C for a description of certain provisions that apply to AS Trophy Policies sold to New Jersey residents.

What is American  Skandia  offering?  We are offering cash value life insurance  coverage called "modified single premium variable life insurance."  Each of these technical terms can be explained as follows:

|X|      The coverage is called "life  insurance"  because we will pay a death benefit to your  beneficiary(ies)  upon the death of the
     Insured person (if there is a second Insured, the death benefit is payable upon the death of the last surviving Insured).

|X|      It is "cash value" life insurance because,  in addition to the death benefit,  it also provides living benefits for the Owner, such as the right to take withdrawals and the right to use the value of the Policy as collateral to take a loan.

|X|      The coverage is called  "modified  single  premium"  because we do not accept any Premium  other than the first unless we know about the  additional  Premium  during the  underwriting  period or we require  additional  Premium to keep the Policy  from being cancelled.

|X|      The coverage is  "variable"  because you can allocate all or part of your Premium to variable  investment  options that invest in an underlying  mutual fund or a portfolio of an underlying  mutual fund. The variable  investment  options are  Sub-accounts of
     American Skandia Life Assurance  Corporation  Separate Account F ("Separate Account F"). The following  underlying mutual funds or portfolios of the following  underlying  mutual funds are currently being offered:  American  Skandia Trust,  Montgomery  Variable
     Series,  Rydex Variable Trust,  INVESCO Variable  Investment Funds, Inc.,  Evergreen  Variable Annuity Trust,  ProFunds VP and The
     Prudential  Series  Fund,  Inc. A  description  of the  portfolios  of the  underlying  mutual  funds that are offered as variable investment options can be found beginning on page 17. The performance of the variable  investment  options is not guaranteed.  You bear the investment risk if you allocate funds to these  investment  options because the performance of these  investment  options can decrease or increase.  This can impact the death benefit and the cash value of the Policy.

|X|      The  coverage  also  allows  you to  allocate  all or part of your  Premium  to a fixed  option  that  credits a fixed rate of interest.  We guarantee the rate of return on this option.  These  obligations are supported by our general  account.  We bear the investment risk if you allocate funds to this option.

The variable life insurance  policy  described in this  Prospectus is not a deposit of or guaranteed  by, any bank or bank  subsidiary, and is not insured by the Federal  Deposit  Insurance  Corporation,  the Federal  Reserve  Board,  or any other  agency.  The Policy is subject to investment risks and may decrease in value.

---------------------------------------------------------------------------------------------------------------------------------------
THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE  COMMISSION OR ANY STATE  SECURITIES  COMMISSION
NOR  HAS  THE  COMMISSION  OR ANY  STATE  SECURITIES  COMMISSION  PASSED  UPON  THE  ACCURACY  OR  ADEQUACY  OF  THIS  PROSPECTUS.  ANY
REPRESENTATION  TO THE CONTRARY IS A CRIMINAL  OFFENSE.  PLEASE READ THIS  PROSPECTUS  AND THE CURRENT  PROSPECTUS  FOR THE  UNDERLYING
FUNDS.  KEEP IT FOR FUTURE REFERENCE.
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------------
AS SPVLI-PROS (2003)            CALL 1-888-554-3348 FOR FURTHER INFORMATION            Prospectus Dated:    , 2003
---------------------------------------------------------------------------------------------------------------------------------------
                             PLEASE SEE OUR PRIVACY POLICY ATTACHED TO THE BACK COVER OF THIS PROSPECTUS.                                                                                                                                    VLI
---------------------------------------------------------------------------------------------------------------------------------------

                                                      GLOSSARY OF IMPORTANT TERMS

The following are key terms used in this Prospectus.  Other terms are defined in this Prospectus as they appear.

ACCOUNT VALUE is the value on any Valuation Day, of your  allocation to each  Sub-account and any Fixed  Allocation,  plus any of their earnings and less any losses,  distributions  and  charges,  plus the value of any amounts in the Loan  Account,  plus any earnings and less any  distributions  and charges of the Loan  Account,  all before  assessment  of any  contingent  deferred  sales charge or Debt.
Account  Value is  determined  separately  for each  Sub-account  and each Fixed  Allocation,  as well as, for any  amounts in the Loan
Account, and then totaled to determine the Account Value of your entire Policy.

AGE is the age of an Insured for purposes of this Policy.  Initially,  and for the first Policy  Year,  it is the  Insured's  age as of the Insured's  last birthday  which  occurred on or prior to the Policy Date.  In each  following  Policy Year, it is the Insured's age last birthday as of the preceding Policy Anniversary.  If there is more than one Insured, it is the age of the younger Insured.

APPLICATION  is the form or  combination  of forms you must submit to apply for a Policy.  If there are two Insureds,  the  Application must be completed for both Insureds.

BENEFICIARY is the person(s) or entity(ies) you designate us to pay any Death Proceeds.

CASH VALUE is the Account Value, on any Valuation Day, less any contingent  deferred sales charge that would apply upon surrender,  and any Debt.

CASH VALUE  CREDITS are  additional  amounts we credit to your Account  Value.  We credit  these  amounts if your total Cash Value on a
Policy Anniversary equals or exceeds a Cash Value trigger.

CODE is the Internal Revenue Code of 1986, as amended from time to time, and the regulations thereunder.

DEATH  BENEFIT is the amount  payable as a result of an Insured's  death before any  reduction  due to Debt and before  addition of any interest  due  pursuant  to law.  If there is a second  Insured,  the Death  Benefit  is payable  upon the death of the last  surviving
Insured.

DEATH PROCEEDS equals the Death Benefit less any reduction for Debt and after addition of any interest due pursuant to law.

DEBT is the total of any outstanding loan and loan interest.

FACE AMOUNT is the Death Benefit as of the Policy Date.

FIXED ALLOCATION is an allocation of Account Value to our general account that we credit a fixed rate of interest.

GROWTH is a portion of the  Account  Value.  It equals the  current  Account  Value minus  Premium  reduced by any partial  withdrawals treated as a withdrawal of Premium, minus any Debt.

GUARANTEED  MINIMUM DEATH BENEFIT is the minimum  amount we guarantee to pay to your  Beneficiary  as a result of the Insured's  death, before any reduction for Debt, even if it is higher than the Required Death Benefit.

IN WRITING is in a written  form, in a manner we accept,  that is  satisfactory  to us and filed at our Office.  We retain the right to specifically  agree in advance to accept  communication  regarding a specific  matter by telephone or by some other form of  electronic transmission, in a manner we prescribe.

INSURED is the  person(s)  upon whose life coverage is issued and as a result of whose death the Death  Proceeds are payable.  If there is more than one Insured, Insured means the last surviving Insured, unless otherwise stated.

ISSUE DATE is the date we issue your Policy.

LOAN ACCOUNT is where we maintain Account Value as collateral for a loan to you from us.

MONTHLY  PROCESSING  DAY/DATE  is the  Valuation  Day each month when we deduct  charges  from the  Account  Value.  The first  Monthly
Processing  Date is the Policy Date.  After that,  the Monthly  Processing  Dates  generally  occur on the same day of the month as the
Policy Date. If the Monthly  Processing  Date occurs on a day that is not a Valuation Day, the Monthly  Processing Date that month will be the next Valuation Day.

NET SINGLE  PREMIUM is the amount that would be required,  according to the Code and the  regulations  based on the Code, to fund:  (a)
the Policy's  Required  Death  Benefit,  assuming the current  Required  Death  Benefit would not change;  and (b) future  benefits and charges using  assumptions  about:  (i) growth of Account Value so that it would equal the current Required Death Benefit on the Policy
Anniversary  immediately  following the Insured  reaching Age 100; and (ii) charges,  as provided  pursuant to the Code. The Net Single
Premium  depends on the attained age,  gender  (where  permitted),  tobacco usage class and risk class of each Insured.  The Net Single
Premium  changes as each Insured ages.  The  applicable  Net Single  Premiums  would change if required  under the Code or  regulations based on the Code.

OFFICE is our administrative office: American Skandia - Variable Life Insurance, P.O. Box 7040, Bridgeport, Connecticut 06601-7040.

OWNER is  either  an  entity or  person  who may  exercise  the  ownership  rights  provided  by a  Policy.  If we issue a  certificate representing  interests in a group life insurance  policy,  the rights,  benefits,  and requirements of, and the events relating to, an
Owner, as described in this  Prospectus,  will be your rights as participant in such group policy.  Unless later changed,  Owner refers to all persons or entities designated as such in your Policy.

POLICY is the insurance  contract or  certificate  we issue as evidence of our  commitment to pay the Death  Proceeds upon the death of the Insured.

POLICY ANNIVERSARY is the anniversary of the Policy Date.

POLICY DATE is the effective date of your Policy.

POLICY YEARS are continuous 12-month periods that begin on the Policy Date and each Policy Anniversary thereafter.

PORTFOLIO is an underlying mutual fund or a portfolio of an underlying mutual fund.

PREMIUM is the cash  consideration  you give to us for the  rights,  privileges  and  benefits  provided by a Policy  according  to its terms.  This  includes  Premium  paid as of the Issue  Date,  as shown in the  Policy,  and any  additional  consideration  we agree to accept.  Acceptance must occur before completion of the underwriting for the Policy or upon reinstatement of the Policy..

REQUIRED  DEATH BENEFIT is not less than the minimum amount due as a result of the Insured's  death pursuant to the applicable  test we apply in  accordance  with the Code,  prior to any  reduction  for Debt.  However,  the factors  used to determine  the Required  Death
Benefit may be higher than required under the Code  depending on the age,  gender (where  permitted),  tobacco usage and risk class and the applicable Policy Year, resulting in the Required Death Benefit being greater than the minimum required under the Code.

SEPARATE  ACCOUNT is the  separate  account to which we allocate  assets in  relation  to our  obligations  for  benefits  based on the variable investment options.  American Skandia Life Assurance  Corporation  Separate Account F (also referred to as Separate Account F)
is the separate account utilized for the Policy.

SUB-ACCOUNT is a division of the Separate Account that invests in a Portfolio.

UNIT is a measure used to calculate Account Value in a Sub-account.

UNIT PRICE is used for  calculating:  (a) the number of Units  allocated to a Sub-account;  and (b) the value of  transactions  into or out of a Sub-account or benefits  based on Account Value in a Sub-account.  Each  Sub-account  has its own Unit Price,  which will vary each Valuation Period.

VALUATION  DAY/DATE  is every day the New York Stock  Exchange is open for trading or any other day that the  Securities  and  Exchange
Commission requires mutual funds or unit investment trusts to be valued.

VALUATION PERIOD is the period of time between the close of business of the New York Stock Exchange on successive Valuation Days.

"We," "us,"  "our," "American Skandia," or "the Company" means American Skandia Life Assurance Corporation.

"You" or "your" means the Owner.

                                                     SUMMARY OF BENEFITS AND RISKS

The  following is a summary of the benefits and risks of the Policy being  offered.  All of these  benefits and risks are  described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                            POLICY BENEFITS
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
DEATH BENEFIT                                    This  Policy is  considered  life  insurance  because  we pay a death  benefit to your beneficiary  upon the death of the  Insured.  The death  benefit  is the higher of the
                                                 Required Death Benefit and the Guaranteed Minimum Death Benefit.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
INVESTMENT OPTIONS                               The Policy  offers many variable  investment  options that invest in  Portfolios.  The
                                                 Policy also offers fixed  allocations,  which provide a fixed rate of interest that is guaranteed by American Skandia.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
CASH VALUE CREDITS                               If your Policy is eligible,  we credit additional  amounts to your Account Value based on Growth in your Policy's Cash Value each Policy Anniversary.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
RIGHT TO CANCEL THE POLICY                       You have a limited  period of time after the date you receive your Policy in which you can return the Policy and receive a refund.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
TRANSFER OF ACCOUNT VALUE                        You may transfer Account Value between investment options,  with certain  limitations.
                                                 Additionally,  we offer two types of allocation  services:  dollar cost  averaging and static rebalancing.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
LOANS                                            You may take a loan on the Policy  after the first  Policy  Year,  using your  Account
                                                 Value as collateral.  The maximum  amount  available as a loan is equal to 90% of your current Cash Value.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
PARTIAL WITHDRAWALS AND SURRENDERS               You may take a free  withdrawal  of the greater of Growth or 10% of  Premium.  You may also  make a partial  withdrawal  of up to 90% of the  Policy's  Cash  Value.  You may
                                                 surrender  your Policy  after the right to cancel  period and we will pay you the Cash
                                                 Value.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
ACCELERATED DEATH BENEFIT                        Under certain  circumstances,  we will pre-pay to you a portion of the Death Proceeds.
                                                 The maximum we will pay, before any  reductions,  is the lesser of 50% of the Required
                                                 Death Benefit or $250,000.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
MEDICALLY-RELATED WAIVER                         Under certain circumstances,  you may take a medically-related  waiver and not pay any contingent  deferred sales charge that would otherwise  apply to a partial  withdrawal or surrender.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
TAX BENEFITS                                     Taxes on any gain in the  Policy  are  deferred  and not taxed  each  year.  Transfers between  Portfolios are not currently  taxable to the extent of any  investment  gain.
                                                 The  Beneficiary  does  not pay any  income  tax on the  Death  Proceeds,  under  most circumstances.
------------------------------------------------ ---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------
                                                             POLICY RISKS
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
INVESTMENT PERFORMANCE                           |X|      Your Account  Value  allocated to the  Sub-accounts  may increase or decrease with the  investment  performance  of the  Portfolios.  This  impacts  the  death benefit and the cash value of the  Policy.  You bear the entire  investment  risk
                                                      when  investing  in  variable   investment  options.  We  do  not  guarantee  the
                                                      investment results of any Sub-account.
                                                 |X|      Each of the  Sub-accounts  has its own risks  associated  with its respective investment  objectives  and policies.  You should  carefully  read the prospectus for any Portfolio in which you are interested, before investing.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
LIMITATIONS ON TRANSFERS                         A minimum of $500 must remain in an  investment  option  after a  transfer.  Transfers from Fixed  Allocations  are limited to the greater of 25% of the Account Value in the
                                                 Fixed  Allocations  or $1,000.  You are  permitted 20 free  transfers per Policy Year, including transfers involving Fixed Allocations.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
LOANS                                            A loan from your Account Value may have a positive or negative  impact on your Account
                                                 Value and may affect the amount of the Required  Death  Benefit.  Loans are treated as a  distribution,  and are  taxable  as  ordinary  income to the  extent of any gain in addition to a 10% tax penalty if taken before your age 59 1/2.
------------------------------------------------ ---------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------------
                                                       POLICY RISKS (continued)
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
LIMITATIONS ON WITHDRAWALS                       The  free  withdrawal  amount  is  limited  to the  greater  of  Growth  or 10% of the
                                                 Premium.  A partial  withdrawal  is  limited  to a maximum of 90% of the Cash Value of the Policy  and it reduces  the  Required  Death  Benefit  payable  under the  Policy.
                                                 Additionally,  we  charge  any  applicable  contingent  deferred  sales  charge on the portion of any partial withdrawal that is not treated as a free withdrawal.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
SURRENDER CHARGES                                If you decide to surrender the Policy after the free-look  period and during the first nine Policy  Years,  we will deduct a contingent  deferred  sales charge on any amount that is a withdrawal of Premium.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
LIMITATIONS ON MEDICALLY-RELATED WAIVERS         This  benefit is limited to amounts up to  $500,000  inclusive  of any life  insurance policy or annuity contract issued by American  Skandia,  with the same Insured,  Owner or Annuitant.  You must qualify based on confinement to a long-term care facility
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
LAPSE                                            Your  Policy  can end if there is  insufficient  Cash Value to  support  the  Policy's monthly  charges.  If this occurs,  we will inform you of additional  payment required to continue the Policy.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
LONG-TERM INVESTMENT                             This Policy is designed for long-term  financial  needs.  You should not purchase this
                                                 Policy  if you will  need  access to the Cash  Value in a short  period  of time.  You should  carefully  evaluate with your investment  professional  whether this Policy is appropriate  for your  specific  needs in light of your  financial  situation and your personal and financial goals.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
TAX TREATMENT AS MODIFIED ENDOWMENT CONTRACT     We believe  this Policy  will be treated as a modified  endowment  contract  under the
                                                 Code.  This  means that  distributions  from the  Policy  while the  Insured is alive, including loans,  withdrawals and surrender, are deemed to come first from any gain in the  Policy.  Any gain is treated as  ordinary  income and may be subject to a 10% tax penalty if taken before your age 59 1/2.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
COMPANY SOLVENCY                                 All benefits and  guarantees,  including  the Death  Benefit,  depend on the continued
                                                 financial strength of American Skandia.
------------------------------------------------ ---------------------------------------------------------------------------------------

                                                           SUMMARY OF COSTS

The  following  table  provides a summary of the costs you will incur if you  surrender  the Policy or  transfer  Account  Value  among investment options.  These costs are described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                           TRANSACTION COSTS
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------- --------------------------- ----------------------------------------------------------------------------
             COST                     WHEN DEDUCTED                                      AMOUNT DEDUCTED/
                                                                                        DESCRIPTION OF COST
------------------------------- --------------------------- ----------------------------------------------------------------------------
------------------------------- --------------------------- --------- ------- ------ ------- ------- ------ ------- ------- ------- ----
Contingent Deferred Sales           Upon Surrender or          1        2       3      4       5       6      7       8       9     10
Charge (%)                              Withdrawal
                                  (Percentage of Premium
                                 deducted in Policy Years
                                      1 through 10)
------------------------------- --------------------------- --------- ------- ------ ------- ------- ------ ------- ------- ------- ----
------------------------------- --------------------------- --------- ------- ------ ------- ------- ------ ------- ------- ------- ----
                                                             10.0%     9.5%   9.0%    8.0%    7.0%   6.0%    5.0%    4.0%    3.0%    0
------------------------------- --------------------------- --------- ------- ------ ------- ------- ------ ------- ------- ------- ----
------------------------------- --------------------------- ----------------------------------------------------------------------------
Transfer Fee                     After the 20th transfer                                      $10.00
                                     each Policy Year
------------------------------- --------------------------- ----------------------------------------------------------------------------

The following  table provides a summary of the periodic cost you will incur while you own the Policy,  excluding the underlying  mutual fund Portfolio annual expenses.  These costs are described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                         PERIODIC POLICY COSTS
----------------------------------------------------------------------------------------------------------------------------------------
---------------------------------- -------------------------------- --------------------------------------------------------------------
              COST                          WHEN DEDUCTED                                    AMOUNT DEDUCTED/
                                                                                            DESCRIPTION OF COST
---------------------------------- -------------------------------- --------------------------------------------------------------------
---------------------------------- -------------------------------- --------------------------------------------------------------------
Sales Charge                        Monthly for the 1st 10 Policy                   0.25% per year of the Account Value
                                                Years
---------------------------------- -------------------------------- --------------------------------------------------------------------
---------------------------------- -------------------------------- ---------------------- ---------------------- ----------------------
Cost of Insurance1                             Monthly                     Minimum                Maximum         Representative2

                                     (Pro-rata from the variable
                                    and fixed investment options
                                    in which you maintain Account
                                               Value)
---------------------------------- -------------------------------- ---------------------- ---------------------- ----------------------
---------------------------------- -------------------------------- ---------------------- ---------------------- ----------------------
                                                                    $0.90 per $1,000 net    $648.00 per $1,000      $14.26 per $1,000
                                                                     amount at risk per     net amount at risk     net amount at risk
                                                                         year for a           per year for a         per year for a
                                                                         16-year-old            99-year-old            65-year old
                                                                      female/no tobacco        male/tobacco         female/no tobacco

                                                                                                                    $22.25 per $1,000
                                                                                                                   net amount at risk
                                                                                                                     per year for a
                                                                                                                   65-year-old male/no
                                                                                                                         tobacco
---------------------------------- -------------------------------- ---------------------- ---------------------- ----------------------
---------------------------------- -------------------------------- --------------------------------------- ----------------------------
Mortality and Expense Risk Charge               Daily                     Policy Years 1 through 15              Policy Years 16+
                                                                          -------------------------              ----------------
                                                                     0.90% per year of the value of each       0.25% per year of the
                                                                                 Sub-account                 value of each Sub-account
---------------------------------- -------------------------------- --------------------------------------- ----------------------------
---------------------------------- -------------------------------- --------------------------------------------------------------------
Administration Fee                              Daily                         0.25% per year of the value of each Sub-account
---------------------------------- -------------------------------- --------------------------------------------------------------------
---------------------------------- -------------------------------- --------------------------------------------------------------------
Maintenance Fee                                Monthly                  $2.50 per month unless Account Value is $75,000 or greater
---------------------------------- -------------------------------- --------------------------------------------------------------------

1.       The charges shown above are based on guaranteed  maximum cost of insurance  rates,  which depend on Age,  gender,  tobacco use and rate class.  They may not be  representative  of the charge that you will pay. You may request a personalized  illustration of the charge by calling us at 1-888-554-3348.
2.       The  representative  purchasers  for Policies  issued on a single life basis are a Male and Female,  Age 65, who are in the no tobacco use class.

Please refer to Appendix C of this Prospectus for a Summary of Costs of the AS Trophy Policy.

The  following  table  provides  the range  (minimum  and  maximum)  of the total  annual  expenses  for the  underlying  mutual  funds
("Portfolios")  as of December  31,  2002.  Each figure is stated as a  percentage  of the  underlying  Portfolio's  average  daily net assets.

----------------------------------------------------------------------------------------------------------------------------------------
                                               Total Annual Portfolio Operating Expenses
----------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------- -------------------------------------------- --------------------------------------------
            UNDERLYING PORTFOLIO                                 Minimum                                      Maximum
---------------------------------------------- -------------------------------------------- --------------------------------------------
---------------------------------------------- -------------------------------------------- --------------------------------------------
Total Portfolio Operating Expense                                0.27% *                                       2.26%
---------------------------------------------- -------------------------------------------- --------------------------------------------

* The minimum total annual portfolio  operating  expenses are those of a Portfolio that may invest in mutual funds,  which charge their
own operating   expenses.  Thus, the total annual portfolio operating expenses may be higher than indicated.

The following table provides the actual  investment  management  fees,  other expenses,  12b-1 fees (if  applicable),  the total annual expenses,  and any fee waivers and expense  reimbursements  for each Portfolio as of December 31, 2002, except as noted. Each figure is stated as a percentage of the underlying  Portfolio's  average daily net assets.  For certain of the underlying  Portfolios,  a portion of the management  fee is being waived and/or other expenses are being  partially  reimbursed.  "N/A"  indicates that no portion of the management fee and/or other expenses is being waived and/or  reimbursed.  The "Net Annual  Portfolio  Operating  Expenses"  reflect the combination  of the  Portfolio's  investment  management  fee,  other  expenses and any 12b-1 fees,  net of any fee waivers and expense reimbursements.  The following  expenses are deducted by the  Portfolio  before it provides  American  Skandia with the daily net asset value.  Any  footnotes  about  expenses  appear after the list of all the  Portfolios.  The Portfolio  information  was provided by the underlying mutual funds and has not been independently verified by us.

See the  prospectuses  or statements of additional  information  of the  Portfolios  for further  details.  The current  prospectus and statement of additional information for Portfolios can be obtained by calling 1-800-752-6342.

----------------------------------------------------------------------------------------------------------------------------------------
                                           Underlying Mutual Fund Portfolio Annual Expenses
                                     (as a percentage of the average net assets of the Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------- --------------- -------------- ------------ ------------ ------------- -------------
                                                     Management        Other         12b-1        Total      Fee          Net
                                                        Fees         Expenses        Fees        Annual       Waivers     Annual
              UNDERLYING PORTFOLIO                                                              Portfolio       and       Portfolio
                                                                                                Operating     Expense     Operating
                                                                                                Expenses    Reimburse-ment Expenses
-------------------------------------------------- --------------- -------------- ------------ ------------ ------------- -------------
American Skandia Trust:  1
  AST Strong International Equity                      0.87%           0.22%         0.05%        1.14%         N/A          1.14%
  AST William Blair International Growth               1.00%           0.22%         0.02%        1.24%        0.10%         1.14%
  AST American Century International Growth            1.00%           0.28%         0.00%        1.28%         N/A          1.28%
  AST DeAM International Equity                        1.00%           0.32%         0.00%        1.32%        0.15%         1.17%
  AST MFS Global Equity                                1.00%           0.40%         0.00%        1.40%         N/A          1.40%
  AST PBHG Small-Cap Growth                            0.90%           0.23%         0.03%        1.16%         N/A          1.16%
  AST DeAM Small-Cap Growth                            0.95%           0.19%         0.03%        1.17%        0.01%         1.16%
  AST Federated Aggressive Growth                      0.95%           0.83%         0.00%        1.78%        0.43%         1.35%
  AST Goldman Sachs Small-Cap Value                    0.95%           0.16%         0.07%        1.18%         N/A          1.18%
  AST Gabelli Small-Cap Value                          0.90%           0.18%         0.00%        1.08%         N/A          1.08%
  AST DeAM Small-Cap Value 2                           0.95%           0.22%         0.02%        1.19%        0.15%         1.04%
  AST Goldman Sachs Mid-Cap Growth                     1.00%           0.26%         0.08%        1.34%        0.10%         1.24%
  AST Neuberger Berman Mid-Cap Growth                  0.90%           0.18%         0.04%        1.12%         N/A          1.12%
  AST Neuberger Berman Mid-Cap Value                   0.90%           0.16%         0.16%        1.22%         N/A          1.22%
  AST Alger All-Cap Growth                             0.95%           0.16%         0.09%        1.20%         N/A          1.20%
  AST Gabelli All-Cap Value                            0.95%           0.24%         0.01%        1.20%         N/A          1.20%
  AST T. Rowe Price Natural Resources                  0.90%           0.20%         0.01%        1.11%         N/A          1.11%
  AST Alliance Growth                                  0.90%           0.19%         0.04%        1.13%         N/A          1.13%
  AST MFS Growth                                       0.90%           0.17%         0.04%        1.11%         N/A          1.11%
  AST Marsico Capital Growth                           0.90%           0.16%         0.02%        1.08%        0.02%         1.06%
  AST Goldman Sachs Concentrated Growth                0.90%           0.14%         0.03%        1.07%        0.06%         1.01%
  AST DeAM Large-Cap Growth 2                          0.85%           0.22%         0.02%        1.09%        0.10%         0.99%
  AST DeAM Large-Cap Value                             0.85%           0.22%         0.02%        1.09%        0.10%         0.99%
  AST Alliance/Bernstein Growth + Value                0.90%           0.55%         0.00%        1.45%        0.10%         1.35%
  AST Sanford Bernstein Core Value                     0.75%           0.40%         0.00%        1.15%         N/A          1.15%
  AST Cohen & Steers Realty                            1.00%           0.19%         0.02%        1.21%         N/A          1.21%
  AST Sanford Bernstein Managed Index 500              0.60%           0.16%         0.02%        0.78%         N/A          0.78%
  AST American Century Income & Growth                 0.75%           0.19%         0.00%        0.94%         N/A          0.94%
  AST Alliance Growth and Income                       0.75%           0.14%         0.07%        0.96%        0.02%         0.94%
  AST MFS Growth with Income                           0.90%           0.18%         0.03%        1.11%         N/A          1.11%
  AST INVESCO Equity Income                            0.75%           0.16%         0.01%        0.92%        0.01%         0.91%
  AST DeAM Global Allocation                           0.10%           0.17%         0.00%        0.27%         N/A          0.27%
  AST American Century Strategic Balanced              0.85%           0.23%         0.00%        1.08%         N/A          1.08%
  AST T. Rowe Price Asset Allocation                   0.85%           0.25%         0.00%        1.10%         N/A          1.10%
  AST T. Rowe Price Global Bond                        0.80%           0.28%         0.00%        1.08%         N/A          1.08%
  AST Federated High Yield                             0.75%           0.20%         0.00%        0.95%         N/A          0.95%
  AST Lord Abbett Bond-Debenture                       0.80%           0.30%         0.00%        1.10%         N/A          1.10%
  AST DeAM Bond 2                                      0.85%           0.22%         0.00%        1.07%        0.15%         0.92%
  AST PIMCO Total Return Bond                          0.65%           0.16%         0.00%        0.81%        0.02%         0.79%
  AST PIMCO Limited Maturity Bond                      0.65%           0.18%         0.00%        0.83%         N/A          0.83%
  AST Money Market                                     0.50%           0.14%         0.00%        0.64%        0.05%         0.59%
-------------------------------------------------- --------------- -------------- ------------ ------------ ------------- -------------

------------------------------------------------ ---------------- ------------- ------------- ------------- ------------- -------------
                                                   Management      Other           12b-1      Total Annual   Fee          Net
                                                      Fees          Expenses        Fees       Portfolio      Waivers     Annual
             UNDERLYING PORTFOLIO                                                              Operating        and       Portfolio
                                                                                                Expenses      Expense     Operating
                                                                                                            Reimburse-ment Expenses
------------------------------------------------ ---------------- ------------- ------------- ------------- ------------- -------------
Montgomery Variable Series:
  Emerging Markets                                    1.25%          0.42%           N/A          1.67%         N/A          1.67%

INVESCO Variable Investment Funds, Inc.:
  Dynamics                                             0.75%         0.33%           N/A          1.08%          N/A          1.08%
  Technology                                           0.75%         0.32%           N/A          1.07%          N/A          1.07%
  Health Sciences                                      0.75%         0.31%           N/A          1.06%          N/A          1.06%
  Financial Services                                   0.75%         0.32%           N/A          1.07%          N/A          1.07%
  Telecommunications                                   0.75%         0.34%           N/A          1.09%          N/A          1.09%

Evergreen Variable Annuity Trust:
  Global Leaders                                       0.87%         0.28%           N/A          1.15%         0.15%         1.00%
  Special Equity                                       0.92%         0.23%           N/A          1.15%         0.12%         1.03%
  Omega                                                0.52%         0.20%           N/A          0.72%          N/A          0.72%

ProFund VP:
 Europe 30                                             0.75%         0.89%          0.25%         1.89%          N/A          1.89%
  Bear                                                 0.75%         0.89%          0.25%         1.89%          N/A          1.89%
  Bull Plus                                            0.75%         0.94%          0.25%         1.94%          N/A          1.94%
  OTC                                                  0.75%         0.91%          0.25%         1.91%          N/A          1.91%
  UltraOTC                                             0.75%         0.95%          0.25%         1.95%          N/A          1.95%
  UltraSmall-Cap                                       0.75%         1.11%          0.25%         2.11%         0.13%         1.98%

The Prudential Series Fund, Inc.:
  SP Jennison International Growth                    0.85%          1.16%         0.25%         2.26%         0.62%         1.64%
------------------------------------------------ ---------------- ------------- ------------- ------------- ------------- -------------

---------------------------------------------------------------------------------------------------------------------------------------
THESE PORTFOLIOS ARE ONLY AVAILABLE TO AS TROPHY POLICIES ISSUED BEFORE THE APPLICABLE  CLOSURE DATE DESCRIBED IN THE SECTION ENTITLED
"VARIABLE INVESTMENT OPTIONS."
---------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust:
  Nova                                                0.75%           0.70%          N/A          1.45%          N/A          1.45%
  Ursa                                                0.75%           0.70%          N/A          1.45%          N/A          1.45%
  OTC                                                 0.90%           0.99%          N/A          1.89%          N/A          1.89%
------------------------------------------------ ---------------- ------------- ------------- ------------- ------------- -------------

1        The  Investment  Manager of  American  Skandia  Trust (the  "Trust")  has agreed to  reimburse  and/or  waive fees for certain
     Portfolios until at least April 30, 2003. The caption "Total Annual Portfolio  Operating  Expenses"  reflects the Portfolios' fees and expenses before such waivers and  reimbursements,  while the caption "Net Annual Portfolio  Operating  Expenses"  reflects the effect of such waivers and  reimbursements.  The Trust adopted a Distribution Plan (the  "Distribution  Plan") under Rule 12b-1 of the Investment Company Act of 1940 to permit an affiliate of the Trust's  Investment  Manager to receive brokerage  commissions in connection  with purchases and sales of securities  held by Portfolios of the Trust,  and to use these  commissions to promote the sale of shares of such  Portfolios.  While the  brokerage  commission  rates and amounts  paid by the various  Portfolios  are not expected to increase as a result of the Distribution Plan, the staff of the Securities and Exchange  Commission takes the position that commission amounts received under the Distribution Plan should be reflected as distribution  expenses of the Portfolios.  The
     Distribution Fee estimates are derived and annualized from data regarding  commission amounts directed under the Distribution Plan for the fiscal year ended December 31, 2002.  Although there are no maximum amounts allowable,  actual commission amounts directed under the  Distribution  Plan will vary and the amounts  directed  during the last full fiscal year of the Plan's  operations  may differ from the amounts listed in the above chart.
2        These  Portfolios  commenced  operations  on May 1, 2002.  "Other  Expenses"  and "12b-1  Fees"  shown are based on  estimated amounts for the fiscal year ending December 31, 2002.

                                                      DESCRIPTION OF THE OFFERING

This Policy is described using a "question and answer" format that assumes you, the prospective purchaser, are asking the questions.

PURCHASING A POLICY

Who should buy this Policy?  Life insurance can be bought to meet a number of needs of individuals  or entities,  such as  corporations or trusts.  Different  types of life insurance are designed to address  certain needs more than others.  This Policy may be appropriate for a number of persons or  entities,  but it may be  especially  useful  for  persons  addressing  a range of estate  planning  needs.
Because of estate taxes,  purchasers  may want to consider  placing this type of coverage in a trust or  transferring  ownership of the
Policy in an effort to remove the asset from  their  estate.  This  Policy  may also be useful  for  persons  seeking to make a sizable donation to a charity or eligible  non-profit  organization,  where the charity is named both Owner and Beneficiary of the Policy,  and the donor is named as the Insured.  You should carefully  evaluate with your investment  professional  whether this Policy is right for your specific needs in light of your entire  situation and your personal and financial  goals.  In particular,  you should evaluate the advantages  and  disadvantages  of replacing  any existing  life  insurance or annuity  coverage  with this Policy.  If you are seeking specific tax consequences, you should consult with a competent tax advisor as to whether and how your goals may best be achieved.

How do I buy a Policy?  We have  established  certain  underwriting  standards to determine the insurability of Policy  applicants.  We require you to submit an  Application  to provide  information  that enables us to determine if these  standards  have been met. We may require  additional  information,  including,  but not limited to, some of the proposed  Insured's medical records and may also require the proposed  Insured to take certain  medical tests. We evaluate all of this  information to determine  whether we can issue a Policy.
When we evaluate  whether to issue a Policy,  we will also determine  whether the proposed Insured is in the tobacco usage class and/or must be placed in a substandard  risk class.  If the proposed  Insured  meets our  standards  and we have  received a Premium,  we will issue a Policy.  When  issued,  your  Policy will  indicate  if the  Insured is in the tobacco  usage class and whether the Insured was placed in a  substandard  risk class in order to issue the Policy.  If our  standards  are not met and we  received a Premium,  we will return an amount equal to the Premium to you.  No interest will be paid on Premium during the underwriting period.

Age Restrictions: The Insured must be at least Age 16 on the Policy Date, and cannot be older than Age 90 on the Policy Date.

Tobacco Usage Class:  The  Insured's  tobacco  usage class is a factor used to determine  the cost of insurance  charge.  The Insured's tobacco usage class is also used to determine the Net Single  Premium  Factor used to calculate the Face Amount and the Required  Death
Benefit under the Policy.  If the Insured was included in the tobacco usage class on the Policy's  Issue Date and  subsequently  ceases to be a tobacco user after the first Policy Year, the Insured may apply for a change in status.

Substandard  Risk Class:  If the Insured is placed in a substandard  risk class,  the Net Single  Premium  Factor used to determine the
Face Amount and the Required  Death Benefit under the Policy will be different  than for an Insured in the  preferred  risk class.  For
Insureds in a substandard  risk class,  the change in the Net Single Premium  Factors will generally  result in a lower Face Amount and
Required  Death  Benefit as  compared to an Insured in the  preferred  risk  class.  NOTE:  Where  allowed by law,  Policies  issued to
Insured(s)  in a  substandard  risk class may not be eligible for certain  benefits  under the Policy.  Currently,  we do not offer the medically-related waiver provision or accelerated death benefit to Insureds in a substandard risk class.

To the extent  permitted  by law, we reserve the right to apply  differing  standards of  insurability  to persons who may be part of a group or who may qualify,  for some other  reason,  as part of a different  class.  Such  classes may include,  but are not limited to, persons  seeking a Policy who are  applying  all or a portion of  proceeds  from an  insurance  or annuity  contract,  or proceeds of a redemption  from another  financial  product,  such as mutual funds.  One of the criteria we may apply in such a situation is that such differing standards of insurability apply only after maintaining funds in such policy,  contract,  or financial product for a specified period of time.

Do I have coverage while my Application is being reviewed?  We may issue you a temporary  insurance  agreement during the "underwriting period."  The  "underwriting  period"  is the period  between  the time you first  apply for a Policy and the time we either  issue the
Policy or decide not to issue one.  A temporary insurance agreement may be issued only if:

|X|      the Application is completed in full;
|X|      the Insured  answers "no" to certain  questions on the  Application  (these are  questions we use as  indicators of whether we will issue temporary insurance);
|X|      the Insured is age 80 or younger; and
|X|      a Premium is submitted with the Application.

If we issue a temporary  insurance  agreement and the Insured (both  Insureds if there are two Insureds)  dies during the  underwriting period,  the temporary  insurance  benefit will be payable if all the  conditions of the temporary  insurance  agreement are satisfied.
The  underwriting  period generally will not exceed 90 days. If the Insured(s)  die(s) during the underwriting  period and no temporary insurance agreement was in effect, no benefit is payable.

We will  return  any  Premium  submitted  with the  Application  if we cannot  complete  underwriting  within 90 days from the date the
Application is signed.  If you notify us promptly,  we will continue the  underwriting  process and notify you if and when you meet our standards for issuing a Policy, at which time you may once again send us a Premium.

Temporary  insurance  ends 90 days after the  Application  is  signed,  even if the  underwriting  period  exceeds 90 days.  In certain jurisdictions, the underwriting period and the temporary insurance benefit is limited to 45 days.

What is the temporary  insurance  benefit?  If the Insured (both Insureds if there are two Insureds) dies while temporary  insurance is in effect,  we pay the  Beneficiary  the  lesser of the Face  Amount  that  would be in effect on the Policy  Date if a Policy had been issued or $250,000.  This $250,000  maximum  applies to all temporary  insurance then in effect with us.  Premium  amounts in excess of this benefit are returned to you, without interest or earnings.

When do I make a Premium  payment?  The Policy is intended to be funded by a single Premium  payment.  The minimum Premium we generally accept is $10,000.  We may accept less under certain  circumstances.  The maximum we accept  without prior  approval by our home office is  $500,000.  We will permit  additional  Premium to prevent  the Policy from  lapsing  (See "What is Lapse and  Reinstatement  of the
Policy?" for more details).  The amount of your Premium will affect your Face Amount (See "What is the Face Amount?")

You may submit  Premium  with your  Application  if: (a) the  Insured is not over age 80; and (b) the  Insured  meets  certain  medical underwriting  criteria.  If any portion of the Premium is to be received as part of a  replacement  of a life  insurance,  endowment or annuity  policy then we must receive all our  requirements  for such  replacement  In Writing at our Office and any Premium  amounts in addition to the proceeds of the replacement for all such  replacements as of the same date.  Replacements  include  tax-free  exchanges subject to our acceptance.  We will  immediately  return any Premium that should not have been submitted  based on these  criteria.  If we would not accept Premium with the Application or you chose not to submit a Premium with the  Application,  we will notify you if and when we have  accepted  the  Application  and agreed,  subject to  submission  of the Premium,  to issue a Policy.  We will not issue a
Policy until we receive  Premium at our Office.  We will not accept any Premium we were not informed of at the time you  submitted  the
Application to us.

Premium must be submitted by check drawn on a U.S. bank, in U.S.  dollars,  and made payable to American  Skandia.  Premium may also be submitted  via direct  transfer of funds.  We may reject any Premium if it is received in an  unacceptable  form.  Our  acceptance of a check is subject to our ability to collect funds.

You may  choose to use our funds  transfer  authorization  procedures  as part of buying a Policy.  If you elect  this  procedure,  you authorize us to redeem funds from one or more  financial  institutions  with which you currently  maintain funds and use those funds to pay Premium.  You must do so In Writing using a form that  authorizes us to obtain such funds only if and when we have  determined that the  Application  meets  our  standards  for  issuing  a  Policy.  If you use  this  procedure,  you  must  provide  us with  all  such authorizations  simultaneously.  If you wish to also pay any additional  amounts, we must receive such Premium amounts at the same time we receive such authorizations.

The  standards we apply in  reviewing  the  Application  may depend on factors  such as the  proposed  Insured's  age and the amount of
Premium to be applied to the Policy.  In certain cases, we may apply  simplified  standards.  However,  the Premium amount you state in the Application may be an estimate if you are planning:  (a) to replace a life insurance,  endowment or annuity policy; (b) to exchange a life insurance or endowment  policy;  or (c) to use our funds transfer  authorization  procedures.  If we used  simplified  standards based on a Premium  estimate  but the actual  amounts we receive  to be  applied as Premium  exceed the limits for such  standards,  we reserve the right,  to the extent  permitted by law, to not issue a Policy and return such amounts  directly to you or, on your behalf, to the financial  institution  from which the funds were obtained.  We cannot guarantee such institution will accept the return of such amounts.

How and when is my Premium  invested?  We invest the Premium on the Issue  Date.  You can request  that we allocate  the Premium  using one or more variable  investment  options and/or a Fixed Allocation.  However,  we initially invest the portion of the Premium that you indicate to us that you want invested in variable investment options in the AST Money Market  Sub-account,  unless you submit a "return waiver"  In Writing  before  the Issue  Date,  where  permitted  by law.  A return  waiver is an  election  by you to invest as soon as possible in the  variable  investment  options of your  choice.  If you submit a "return  waiver" and then decide to return your Policy during the right to cancel period,  you may receive less than your Premium.  Generally,  we transfer the Account Value in the AST Money
Market  Sub-account to the variable  investment  options you request as of the Valuation Date which is on or immediately after the 15th day after the date we issue a Policy.  However,  we will make the transfer as of a later date if your right to cancel  period is longer than 10 days to meet state law requirements.

What  happens  if I change my mind about  buying a Policy?  After the Policy is  issued,  you have a  "free-look"  or "right to cancel"
period  during  which you can change your mind and decide that you do not want the Policy,  which you may return to us within a certain period of time.  The right to  cancel  period is never  less  than 10 days  from the date you  receive  your  Policy.  It may be longer depending on the  applicable  state law and the  circumstances  of your  purchase.  If you return your Policy to us within the right to cancel  period,  we generally  will return the greater of the Premium paid or your Account  Value plus any charges  deducted  from your
Account  Value.  However,  if you have  submitted a "return  waiver," we will return only your Account Value plus any charges  deducted from your Account Value.  This may be more or less than the Premium paid.

Do I have any other rights if I buy a Policy?  There are certain other ownership  rights you may exercise under a Policy.  You may name one or more  Beneficiaries.  We assume all designations,  other than the Insured,  are revocable unless you tell us otherwise.  You may make that  designation  "irrevocable,"  which means it cannot be changed.  If you do not designate the Beneficiary as irrevocable,  you retain the right to change the  Beneficiary  before  the  Insured  dies.  However,  all  Beneficiary  designations  are  subject to our acceptance,  to the extent  permitted  by law.  You also may  transfer,  pledge or assign  your  Policy,  which may trigger a currently taxable  event.  You should only  transfer,  pledge or assign your Policy  after  consulting  with a  competent  tax  advisor.  You may exercise  voting rights in relation to the applicable  Portfolios.  Some of these rights may be limited  depending on the usage of your
Policy,  especially if we permit it to be held in connection with certain  retirement plans designed to be "qualified"  plans under the
Code.

We assume the Insured(s)  is/are the Owner(s)  unless you tell us otherwise.  If you name more than one Owner,  all rights  reserved to
Owners are then held as joint tenants with rights of survivorship  unless you provide  alternative  instructions.  Naming someone to be the Owner other than the payor of the Premium may have gift,  estate or other tax  implications.  We assume the  Beneficiary  is you or your estate unless you tell us otherwise.  You may name more than one primary and more than one contingent Beneficiary.

You should consult with a competent tax advisor on the income tax,  estate and inheritance  tax  implications of various  designations.
You should also  consult  with a competent  legal  advisor as to the  implications  of certain  designations  in relation to an estate, bankruptcy and community property, where applicable, as well as other matters.

What is Lapse and Reinstatement of the Policy?

Lapse:  A Policy  may  lapse if there is  insufficient  Cash  Value to  deduct  Policy  charges.  We will  inform  you if, on a Monthly
-----
Processing Date, your Cash Value is equal to or is less than zero.

If the Cash Value is zero or less,  we will send you a notice  giving you a 61-day  "grace  period" to send us an amount if you wish to reestablish  any Cash Value.  The 61-day grace period begins on the Monthly  Processing  Date when the Policy  charges can no longer be deducted from the Cash Value.

If the Policy has no Debt,  no  payment is  required.  The  Policy  remains  in force with the Death  Benefit  equal to the  Guaranteed
Minimum Death Benefit as of the beginning of the grace period.

If there is Debt,  the  requested  payment  must be made to continue  the Policy.  The payment will first be applied to reduce the Debt and then will be applied to the Account  Value.  If the  required  payment is not received by the end of the grace  period,  the Policy will terminate without value.

Death  During the Grace  Period:  We deduct the unpaid  charges from the Death  Benefit when  calculating  the Death  Proceeds,  if the
-------------------------------
Insured dies during a grace period.

Reinstatement:  You may apply for  reinstatement  of the  Policy if it  lapses.  We must  receive  your  application  In Writing at our
-------------
Office  within five years of the date the lapse  occurred  as measured  from the end of the grace  period.  We may require  evidence of insurability  satisfactory to us. In order to reinstate your Policy, you also must pay us a required  reinstatement  amount,  including any applicable charges.

DEATH BENEFIT

What is the Death  Benefit?  The Death Benefit is the higher of the Required  Death Benefit and the  Guaranteed  Minimum Death Benefit,
each as of the date we receive all our requirements for paying a death claim.

How is the Death Benefit  determined?  The benefits due as a result of the  Insured's  death are the Death  Proceeds.  If there are two
Insureds,  the benefits  become due as a result of the death of the last surviving  Insured.  The Death Proceeds are based on the Death
Benefit as of the date we receive all our  requirements  for paying a death claim and are  satisfied  that the death claim can be paid.
These  requirements  include,  but are not limited to, receipt of a valid death certificate and information we need to make payments to all  Beneficiaries.  We determine the Death Proceeds by first  subtracting  any Debt from the Death  Benefit.  We then add any interest amount required by law.

What is the Required  Death Benefit?  The Required Death Benefit is not less than the minimum amount payable upon the Insured's  death, before  reduction for any Debt, for the Policy to qualify as life insurance  under the Code. We determine the Required Death Benefit by multiplying  the Account  Value by factors that are  determined as of the Policy Date.  These factors vary by the attained Age,  gender
(where  permitted),  tobacco usage and risk class of each Insured and the  applicable  Policy Year. The factors we use to determine the
Required  Death  Benefit may be higher than  required  under the Code,  resulting in the Required  Death Benefit being greater than the minimum  required  under the Code.  Different  factors  apply for  Policies  issued with two  Insureds  than for those  issued with one
Insured.  Please see Appendix A in the  Statement  of  Additional  Information  for  examples of how we  determine  the Required  Death
Benefit.

What is the  Guaranteed  Minimum Death  Benefit?  We use the  Guaranteed  Minimum Death Benefit to determine the Death  Proceeds if the
Guaranteed  Minimum Death Benefit as noted above is higher than the Required  Death Benefit.  The  Guaranteed  Minimum Death Benefit is
the minimum amount payable upon the Insured's death, before reduction for any Debt.

|X|      On the Policy Date: the Guaranteed Minimum Death Benefit equals the Premium.
         ------------------

|X|      After the Policy Date and until the first Policy  Anniversary:  the Guaranteed Minimum Death Benefit is the Premium less every
         -------------------------------------------------------------
              "reduction due to a withdrawal," which is defined below.

|X|      After the first Policy  Anniversary  but before the "target date":  the Guaranteed  Minimum Death Benefit is the higher of the
         -----------------------------------------------------------------
              Premium less every  "reduction  due to a withdrawal"  and the highest  "Anniversary  Value."  "Target date" is the Policy
              Anniversary  when the Insured is Age 75.  "Anniversary  Value" is the Account Value on any Policy  Anniversary less every reduction due to a withdrawal since that Policy Anniversary.

|X|      On or after the "target  date":  the Guaranteed  Minimum Death Benefit is the higher of the Premium less every  "reduction due
         ------------------------------
              to a withdrawal" and the highest  Anniversary Value, as defined above, as of the "target date," less every "reduction due to a withdrawal" after the "target date."
|X|      Insured is Age 75 or older on the Policy Date: the Guaranteed  Minimum Death Benefit is the Premium less every  "reduction due
         ---------------------------------------------
              to a withdrawal."
|X|      Policy is issued for two (2) Insureds:  the Guaranteed  Minimum Death Benefit is based on the age of the younger  Insured,  or
         -------------------------------------
              what would have been the age of the younger Insured if the younger Insured predeceases the older Insured.

A  "reduction  due to a  withdrawal"  is a  proportional  reduction.  It equals  the ratio by which the  Account  Value is reduced by a partial  withdrawal  or a payment  under the  Accelerated  Death Benefit  provision,  described  below in the section of the same name, multiplied by the Guaranteed  Minimum Death Benefit as of the effective  date of such partial  withdrawal or payment.  For example,  if the  Guaranteed  Minimum  Death Benefit  before a partial  withdrawal  is $100,000 and the Account  Value is $120,000,  the  Guaranteed
Minimum Death Benefit after a $60,000  partial  withdrawal (a 50% reduction in the Account  Value) would be $50,000 (a 50% reduction in the Guaranteed Minimum Death Benefit).

What is the Face  Amount?  The Face  Amount is the  Required  Death  Benefit on the Policy  Date.  If you are  seeking a specific  Face
Amount,  the Premium will depend on the Insured's age, tobacco usage class, risk class and gender,  where permitted.  We will determine the Face Amount using the Premium as the Net Single Premium for the Insured's age,  tobacco usage class,  risk class and gender,  where permitted.

How are Death  Proceeds  paid and to whom are they paid?  We pay the Death  Proceeds as a lump sum or in  accordance  with the terms of whatever  settlement  options we then make available to  Beneficiaries.  Generally,  Beneficiaries  can choose a lump sum or one of the settlement  options we make  available.  However,  you may choose the  method of  payment  for your  Beneficiaries  if you notify us In
Writing before the Insured's death as to how you want the Death Proceeds paid.

ACCELERATED DEATH BENEFIT

What is an accelerated  death benefit?  An  accelerated  death benefit is pre-payment to the Owner of a portion of the Death  Proceeds.
The maximum we will pay,  before any  reductions,  is 50% of the  Required  Death  Benefit or $250,000,  whichever is less.  The actual amount to be paid is reduced by a 12-month  interest  rate  discount  (currently  6.0%) and a pro-rata  portion of any Debt. We reserve the right to change the interest rate discount percentage.

How do I qualify for an Accelerated  Death Benefit?  We will only make such a payment once,  where allowed by law, based on the Owner's
                                                                                                                                -------
request.  The  Insured  may not request  such a payment  unless the  Insured is also the Owner.  We only make the payment if we receive all our  requirements.  Our requirements  include,  but are not limited to,  satisfactory  proof to us In Writing that the Insured (the last surviving  Insured if there are two Insureds)  became  terminally  ill, as defined in your Policy:  (a) at least 30 days after the
Issue Date; or (b) as a result of an accident that  occurred  after the Issue Date. To the extent  permitted by law, we will change our procedures  in relation to this benefit or the  definition  of  terminally  ill or any other  applicable  term in order to maintain the tax-free  status of any amounts paid out under this  provision.  NOTE:  Where  allowed by law,  Policies  issued to an  Insured(s) in a substandard risk class may not be eligible for an accelerated death benefit.

What happens to the  remaining  benefits if American  Skandia makes such a payment?  Any such payment  reduces the Account  Value,  the
Premium,  and the  Guaranteed  Minimum  Death  Benefit in the same ratio as the Required  Death  Benefit is reduced as of the Valuation
Period such a payment is made. You should  consult a tax advisor on the tax  consequences  of such a payment.  Please refer to Appendix
A for a hypothetical illustration of the accelerated death benefit provision.

COSTS

What kinds of charges are there for this Policy?  The Policy has three (3) different  categories  of charges:  (1)  transaction  costs, which are  charges we assess if you  surrender  or  withdraw  any amount  from your  Policy or when you  transfer  Account  Value among investment  options;  (2)  periodic  Policy  costs,  which are charges we deduct on a daily,  monthly or annual basis while you own the
Policy, excluding the Portfolio annual expenses; and (3) Portfolio costs, which are charges deducted annually by each Portfolio.

How are charges deducted?  The transaction  costs upon surrender or withdrawal are assessed against the investment  options pro-rata in the same ratio as Account Value is being withdrawn from such investment options.

The periodic  Policy costs  include (1) charges that we deduct daily against  assets  maintained  in the Separate  Account,  which only apply to the Account  Value you allocate to the variable  investment  options;  (2) charges we deduct  monthly from the Account  Value, which are due in all Policy Years until Age 100; and (3) charges that we deduct  monthly from the Account  Value only for the first ten
Policy Years.

Charges  deducted from Account Value are deducted from your investment  options  pro-rata based on the Account Value in each investment option.  If you maintain Account Value in more than one Fixed  Allocation in a Policy Year, any applicable  charges will be deducted on a  "last-in,  first-out"  basis,  starting  with the last Fixed  Allocation  that was made  prior to the  Monthly  Processing  Date the deduction is made.

The  Portfolio  costs are a percentage  of the  Portfolio's  daily net assets,  which are deducted  daily by each  Portfolio  before it provides American Skandia with the net asset value as of the close of business each day.

What are the transaction  costs and when are they deducted?  We assess two types of transaction  costs - the contingent  deferred sales charge and the transfer fee - only under certain circumstances.

Contingent  deferred sales charge:  The contingent  deferred sales charge is a percentage of the Premium being surrendered or withdrawn
---------------------------------
that is deducted during the first nine (9) Policy Years.  The contingent  deferred sales charge applies to withdrawals of Premium,  not withdrawals of Growth,  as defined by our rules. The contingent  deferred sales charge  reimburses us for expenses related to sales and distribution of the Policy,  including  commissions,  marketing  materials and other  promotional  expenses.  It may be assessed at the time of any  partial  withdrawal  or  surrender,  unless the Policy  qualifies  for a  medically-related  waiver of these  charges,  as discussed in the section of this Prospectus entitled "Medically-Related Waiver."  The percentages are as follows:

              ---------------------- -------- -------- -------- -------- --------- -------- -------- -------- -------- --------
               Policy Year              1        2        3        4        5         6        7        8        9       10+
              ---------------------- -------- -------- -------- -------- --------- -------- -------- -------- -------- --------
              ---------------------- -------- -------- -------- -------- --------- -------- -------- -------- -------- --------
               Percentage (%)        10.0%     9.5%     9.0%     8.0%      7.0%     6.0%     5.0%     4.0%     3.0%       0
              ---------------------- -------- -------- -------- -------- --------- -------- -------- -------- -------- --------

Exception to Contingent  Deferred  Sales Charge & Sales Charge:  From time to time,  and to the extent  permitted by law, we may reduce
--------------------------------------------------------------
the amount of the sales charge (See "What are periodic  Policy costs and when are they  deducted?")  and the contingent  deferred sales charge,  the period during which such charges apply,  or both,  when Policies are sold to persons or groups of persons in a manner that reduces  sales  expenses.  We would  consider such factors as: (a) the size and type of group;  (b) the amount of Premiums;  and/or (c)
other transactions where sales expenses are likely to be reduced.

No sales charge or  contingent  deferred  sales  charge is imposed  when,  as of the Policy Date,  the Owner or the Insured of a Policy
issued pursuant to this Prospectus is a member of a designated  class,  including:  (a) any parent company,  affiliate or subsidiary of ours; (b) an officer,  director,  employee,  retiree, sales representative,  or in the case of an affiliated broker-dealer,  registered representative of such company; (c) a director,  officer or trustee of any underlying mutual fund; (d) a director,  officer or employee of any investment  manager,  sub-advisor,  transfer agent,  custodian,  auditing,  legal or  administrative  services  provider that is providing investment  management,  advisory,  transfer agency,  custodianship,  auditing,  legal and/or  administrative  services to an underlying  mutual  fund or any  affiliate  of  such  firm;  (e) a  director,  officer,  employee  or  registered  representative  of a broker-dealer  or  insurance  agency  that has a then  current  selling  agreement  with us and/or  with  American  Skandia  Marketing,
Incorporated;  (f) a director,  officer,  employee or authorized representative of any firm providing us or our affiliates with regular legal, actuarial, auditing, underwriting,  claims, administrative,  computer support, marketing, office or other services; (g) the then current  spouse of any such person noted in (b) through (f) above;  (h) the parents of such person noted in (b) through (g) above;  (i)
the  child(ren) or other legal  dependent  under the age of 21 of any such person noted in (b) through (h); and (j) the siblings of any such persons noted in (b) through (h) above.

You must  notify  us at the time you  apply  for the  Policy  if you are a member of the  designated  class.  American  Skandia  is not responsible  for  monitoring  whether  you  qualify as a member of the  designated  class.  Failure to inform us that you  qualify as a member of the  designated  class may result in your Policy being subject to the  contingent  deferred  sales charge and sales charge as described above.

Transfer Fee: We charge a $10.00  transfer fee for every  transfer after the 20th in each Policy Year.  This includes  transfers into a
------------
Fixed  Allocation and any transfers from a Fixed  Allocation  unless the transfer occurs on a Policy  Anniversary.  It does not include transfers  made as part of any dollar cost  averaging  program we offer.  For this  purpose,  all transfers  occurring  during the same
Valuation Period are considered one transfer.  We assess the transfer fee at the time any transfer is made that is subject to the fee.

What are the  periodic  Policy costs and when are they  deducted?  We assess five types of periodic  Policy  costs,  which  include the sales charge, the cost of insurance charge, the mortality and expense risk charge, the administration charge, and the maintenance fee.

Sales  charge:  We deduct the sales charge  during the first ten (10) Policy  Years.  It is a percentage  of your Account  Value and is
-------------
the  equivalent  of 0.25% per year.  We deduct  this  charge  from your  Account  Value on each  Monthly  Processing  Day.  This charge compensates  American  Skandia for expenses related to sales and  distribution of the Policy,  including  underwriting and Policy issue costs, commissions, marketing materials and other promotional expenses.

There are  certain  circumstances  which may result in  reduction  or  elimination  of the sales  charge.  These are  exactly  the same circumstances  that may result in reduction or elimination of the contingent  deferred sales charge,  as described above in response to the question "What are transaction costs and when are they deducted?"

Cost of insurance  charge:  We deduct the cost of insurance  charge from your Account Value, in advance,  each Monthly  Processing Day.
-------------------------
The charge is a  percentage  of your then  current  Account  Value.  The cost of insurance  charge is intended to  compensate  American
Skandia for providing  insurance  protection under the Policy.  The cost of insurance  charge is not a constant dollar amount,  in part because it is deducted as a percentage of your Account Value.  The  percentage of your Account Value that we charge  differs  depending on four factors:  (1) whether we issue the Policy on the life of one Insured or two  Insured's;  (2) the Age(s) of the Insured(s) as of
the Policy  Date;  (3) the gender of the  Insured(s),  where  permitted;  and (4) the tobacco  usage  class(es) of the  Insured(s).  We reserve  the right to also  have the  percentage  decrease  based on the size of the  Premium.  We do not  deduct a charge  for cost of insurance once the Insured reaches Age 100.

The actual  charge is a monthly  charge.  The  breakdown  of the annual cost of insurance  charge we deduct from your Account  Value is shown  below for a Policy  issued for one  Insured.  The  charges  may change if we are  required  by law to charge the same amount for males and females.  For purposes of this and the succeeding table, "Age" is as of the Policy Date.

                     ------------------------------ -----------------------------------------------------------
                              Risk Class                              Cost of Insurance Rate
                                                                (annual charge - deducted monthly)
                     ------------------------------ -----------------------------------------------------------
                     ------------------------------ ----------------------------- -----------------------------
                                                         Issue Ages 16 - 70             Issue Age 71 -90
                     ------------------------------ ----------------------------- -----------------------------
                     ------------------------------ ----------------------------- -----------------------------
                     Male / No Tobacco                         0.65%                         1.10%
                     ------------------------------ ----------------------------- -----------------------------
                     ------------------------------ ----------------------------- -----------------------------
                     Male /Tobacco                             1.10%                         2.50%
                     ------------------------------ ----------------------------- -----------------------------
                     ------------------------------ ----------------------------- -----------------------------
                     Female / No Tobacco                        .50%                          .60%
                     ------------------------------ ----------------------------- -----------------------------
                     ------------------------------ ----------------------------- -----------------------------
                     Female -/Tobacco                           .80%                         1.15%
                     ------------------------------ ----------------------------- -----------------------------

If the Policy is issued for two Insureds,  the yearly  percentages of the Account Value we deduct for the cost of insurance will depend on the tobacco  usage classes of the Insureds.  The  following  are examples of applicable  charges as of the Policy Date.  The charges will be different if we are required by law to charge the same amount for males and females.

                     -------------------------------------------- ---------------------------------------------
                                     Risk Class                              Cost of Insurance Rate
                                                                       (annual charge - deducted monthly)
                     -------------------------------------------- ---------------------------------------------
                     -------------------------------------------- ---------------------------------------------
                     Male No Tobacco/Female No Tobacco                                .40%
                     -------------------------------------------- ---------------------------------------------
                     -------------------------------------------- ---------------------------------------------
                     Male No Tobacco/Female Tobacco                                   .50%
                     -------------------------------------------- ---------------------------------------------
                     -------------------------------------------- ---------------------------------------------
                     Male Tobacco/Female No Tobacco                                   .50%
                     -------------------------------------------- ---------------------------------------------
                     -------------------------------------------- ---------------------------------------------
                     Male Tobacco/Female Tobacco                                      .80%
                     -------------------------------------------- ---------------------------------------------

We reserve the right,  subject to any required  regulatory  approvals,  to change the current cost of insurance charge,  subject to the maximum cost of insurance  charge  described  below.  Any change in the cost of insurance charge will be based on changes in our future expectations of mortality,  expenses,  persistency,  investment  earnings and any taxes.  Changes in the cost of insurance  charge will not be made because of a deterioration in an Insured's  health,  nor will they be made to recoup any prior losses.  The changes will be determined  only  prospectively  and will comply with the  procedures  and  standards  on file with the  insurance  department  for the jurisdiction where the Policy is delivered.

We monitor the cost of insurance charge so that it never exceeds a guaranteed  maximum charge.  We determine the guaranteed  maximum as if we were  charging you an increasing  amount based on the Insured's  attained Age and were  assessing  that charge on the  difference between the Death  Benefit and the Account  Value.  This  difference  is also known as the net amount at risk.  If the  percentages  we otherwise would charge would exceed the guaranteed maximum, we only charge the guaranteed maximum.

The  guaranteed  maximum  cost of  insurance  charge  depends on the tobacco  usage class and risk class of the  Insured(s).  Also,  if required by law, unisex charges will apply.  We base the guaranteed  maximum  charges on the sex distinct 1980  Commissioners  Standard
Ordinary Ultimate Mortality Table, age last birthday unless unisex rates apply.

Mortality  and expense  risk charge:  We assess a mortality  and expense risk charge  against the assets in the Separate  Account.  The
-----------------------------------
mortality  and  expense  risk  charge  is equal to 0.90% per year for  Policy  Years 1 through  15 and  0.25% for  Policy  Years 16 and thereafter.  We assess this charge each Valuation Period against the daily value of each Sub-account.

The mortality and expense risk charge is assessed for mortality  risk and expense risk.  The mortality  risk American  Skandia  assumes is that the  Policy's  cost of  insurance  charge  will be  insufficient  to pay claims and that the  insured  will not live as long as expected.  The expense risk we assume is that the expenses  incurred in issuing,  distributing and administering the Policy will exceed the administration charge.

In summary,  the charges cover the risk that our  assumptions  about the mortality  risks and expenses  under this Policy are incorrect and that we have agreed not to increase these charges over time despite our actual costs.

Administration   charge:  We  assess  an  administration  charge  for  costs  associated  with  operating  the  Separate  Account.  The
-----------------------
administration  charge is equal to 0.25% per year.  The 0.25%  charge for  administrative  expenses  does not  decrease  after the 15th
Policy Year.  We assess this charge each  Valuation  Period  against the daily value of each  Sub-account.  The  administration  charge covers  administrative  costs  associated  with  providing  the Policy  benefits,  including  preparation  of the policy,  confirmation statements,  annual account  statements and annual reports,  legal and accounting  fees, as well as, various related  expenses.  We may increase the administration charge; however, any increase will only apply to Policies issued after the date of the increase.

American  Skandia may make a profit on the mortality and expense risk charge and the  administration  charge if, over time,  the actual cost of providing  the  guaranteed  insurance  obligations  under the Policy are less than the amount we deduct for the  mortality  and expense risk charge and the  administration  charge.  To the extent that we make a profit on the  mortality and expense risk charge and the administration  charge, such profit may be used for any other corporate purpose,  including payment of other expenses that American
Skandia incurs in promoting,  distributing,  issuing and  administering the Policy. We reserve the right to assess the Separate Account for any taxes that may be attributed to it.  Currently, no such charge for taxes is assessed.

Maintenance  Fee:  We assess a  maintenance  fee equal to $2.50 per  month.  We take the  charge  from your  Account  Value  monthly in
----------------
advance.  However,  we will waive the maintenance fee on any Monthly  Processing Day if your Account Value is $75,000 or greater.  This fee compensates American Skandia for expenses related to the maintenance of the Policy.

What are the  Portfolio  annual  costs and when are they  deducted?  We do not assess any  charges  directly  against  the  Portfolios.
However,  each Portfolio charges a total annual fee comprised of an investment  management fee, operating expenses and any distribution and service  (12b-1) fees that may apply.  These fees are deducted daily by each  Portfolio  before it provides  American  Skandia with the net asset  value as of the close of  business  each day.  More  detailed  information  about fees and  charges  can be found in the prospectuses for the Portfolios.  Please also see "Service Fees Payable by Underlying Portfolios".

VARIABLE INVESTMENT OPTIONS

What are the investment  objectives and policies of the variable investment  options?  Each variable investment option is a Sub-account of American Skandia Life Assurance  Corporation  Variable Account F. Each Sub-account invests exclusively in one Portfolio.  You should carefully read the prospectus for any Portfolio in which you are  interested.  The following  chart  classifies  each of the Portfolios based on our  assessment  of their  investment  style (as of the date of this  Prospectus).  The chart also  provides  a short  summary description  of each  Portfolio's  investment  objective (in italics) and a summary  description of their key policies to assist you in determining which Portfolios may be of interest to you.  There is no guarantee that any Portfolio will meet its investment objective.

The name of the  advisor/sub-advisor  for each Portfolio  appears next to the  description.  Those  portfolios  whose name includes the prefix "AST" are  Portfolios of American  Skandia  Trust.  The  investment  manager for AST is American  Skandia  Investment  Services,
Incorporated,  an affiliated  company of American Skandia.  However,  a sub-advisor,  as noted below, is engaged to conduct  day-to-day investment decisions.

The Portfolios are not publicly traded mutual funds.  They are only available as investment  options in variable annuity  contracts and variable life insurance  policies issued by insurance  companies,  or in some cases, to  participants in certain  qualified  retirement plans.  However,  some of the  Portfolios  available  as  Sub-accounts  under the Policy are managed by the same  portfolio  advisor or sub-advisor  as a retail  mutual fund of the same or similar  name that the  Portfolio  may have been modeled  after at its  inception.
Certain  retail mutual funds may also have been modeled after a Portfolio.  While the  investment  objective and policies of the retail mutual funds and the Portfolios may be substantially  similar,  the actual  investments will differ to varying degrees.  Differences in the  performance  of the funds can be expected,  and in some cases could be  substantial.  You should not compare the  performance of a publicly  traded  mutual fund with the  performance  of any  similarly  named  Portfolio  offered as a  Sub-account.  Details about the investment  objectives,  policies,  risks,  costs and  management of the Portfolios  are found in the  prospectuses  for the underlying mutual  funds.  The current  prospectus  and statement of  additional  information  for the  underlying  Portfolios  can be obtained by calling 1-800-752-6342.

========================================================================================================================================
Effective  March 16, 2001, the Nova,  Ursa and OTC portfolios of Rydex Variable Trust will no longer be offered as  Sub-accounts  under the Policy.  Owners of Variable  Life policies  issued on or after March 16, 2001 will not be allowed to allocate  Account Value to the
Rydex Nova,  Rydex Ursa or Rydex OTC  Sub-accounts.  Except as noted below,  Owners of Variable Life  policies  issued before March 16,
2001, and/or their authorized investment  professionals,  will no longer be able to allocate additional Account Value or make transfers into the Rydex Nova, Rydex Ursa or Rydex OTC  Sub-accounts.  Policy Owners and/or their authorized  investment  professionals who elect to transfer  Account Value out of the Rydex  Sub-accounts on or after March 16, 2001 will not be allowed to transfer Account Value into the Rydex  Sub-accounts at a later date.  Dollar cost averaging,  asset  allocation and rebalancing  programs that were effective on or before March 16, 2001 and included one or more of the Rydex  Sub-accounts  will be allowed to continue.  However,  no changes involving the Rydex Sub-accounts may be made to such programs.
========================================================================================================================================

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST Strong International Equity (f/k/a AST AIM International  Equity):  seeks long-term capital      Strong Capital
                    growth by investing in a diversified  portfolio of international  equity securities the issuers of which are  considered to have strong  earnings  momentum.  The  Portfolio  seeks to meet its objective by investing,  under normal market conditions,  at least 80% of its total assets in a diversified  portfolio  of equity  securities  of  companies  located or operating in developed
      EQUITY        non-U.S.  countries  and emerging  markets of the world.  The  Sub-advisor  intends to focus on companies  with an  above-average  potential  for  long-term  growth  and  attractive  relative
                    valuations.  The Sub-advisor  selects companies based on five key factors:  growth,  valuation,     Management, Inc.
                    management, risk and sentiment.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST William Blair  International  Growth (f/k/a AST Janus  Overseas  Growth):  seeks  long-term     William Blair &
                    growth of capital.  The  Portfolio  pursues its  objective  primarily  through  investments  in equity  securities  of issuers  located  outside  the United  States.  The  Portfolio  normally invests at least 80% of its total assets in securities of issuers from at least five  different
      EQUITY        countries,  excluding the United States.  The Portfolio invests primarily in companies selected for their growth  potential.  Securities are generally  selected  without regard to any defined
                    allocation among countries,  geographic regions or industry sectors, or other similar selection     Company, L.L.C.
                    procedure.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST American Century  International  Growth:  seeks capital growth.  The Portfolio will seek to     American Century
                    achieve its investment  objective by investing  primarily in equity securities of international companies  that the  Sub-advisor  believes  will  increase  in value  over time.  Under  normal conditions,  the  Portfolio  will  invest at least 65% of its  assets in equity  securities  of issuers from at least three  countries  outside of the United States.  The  Sub-advisor  uses a
      EQUITY        growth  investment  strategy it developed  that looks for  companies  with earnings and revenue growth.  The  Sub-advisor  will  consider  a  number  of other  factors  in  making  investment
                    selections,  including the prospects for relative  economic  growth among countries or regions,        Investment
                    economic and political  conditions,  expected inflation rates,  currency exchange  fluctuations     Management, Inc.
                    and tax considerations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM  International  Equity  (f/k/a AST  Founders  Passport):  seeks  capital  growth.  The
                    Portfolio  pursues its  objective  by  investing at least 80% of its total assets in the equity securities of companies in developed non-U.S.  countries that are represented in the MSCI EAFE(R)
  INTER-NATIONAL    Index.  The  target of this  Portfolio  is to track the  performance  of the MSCI  EAFE(R)Index      Deutsche Asset
      EQUITY        within 4% with normal deviation  expected of 1%. The Sub-advisor  considers a number of factors     Management, Inc.
                    in  determining  whether  to invest  in a stock,  including  earnings  growth  rate,  analysts'
                    estimates of future earnings and industry-relative price multiples.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Global  Equity:  seeks  capital  growth.  Under  normal  circumstances,  the  Portfolio
                    invests at least 80% of its assets in equity securities of U.S. and foreign issuers  (including      Massachusetts
  GLOBAL EQUITY     issuers in developing  countries).  The  Portfolio  generally  seeks to purchase  securities of    Financial Services
                    companies with  relatively  large market  capitalizations  relative to the market in which they         Company
                    are traded.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP GROWTH   AST PBHG  Small-Cap  Growth  (f/k/a AST Janus  Small-Cap  Growth):  seeks capital  growth.  The     Pilgrim Baxter &
                    Portfolio  pursues its objective by normally  investing at least 80% of its total assets in the common stocks of  small-sized  companies,  whose market  capitalizations  are similar to market capitalizations  of the  companies  in  the  Russell  2000(R)Index.  Following  the  change  in
                    sub-advisor, the AST PBHG Small-Cap Growth sub-account is now re-opened to all Contract Owners.     Associates, Ltd.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP GROWTH   AST DeAM  Small-Cap  Growth  (f/k/a AST Scudder  Small-Cap  Growth):  seeks  maximum  growth of      Deutsche Asset
                    investors'  capital  from a portfolio  of growth  stocks of smaller  companies.  The  Portfolio pursues its  objective  by normally  investing  at least 80% of its total  assets in the equity
                    securities  of  small-sized   companies  included  in  the  Russell  2000  Growth(R)Index.  The
                    Sub-advisor  employs  an  investment  strategy  designed  to  maintain  a  portfolio  of equity
                    securities  which  approximates  the market risk of those  stocks  included in the Russell 2000     Management, Inc.
                    Growth(R)Index, but which attempts to outperform the Russell 2000 Growth(R)Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Federated  Aggressive  Growth:  seeks capital growth.  The Portfolio pursues its investment objective by investing  in equity  securities  of companies  offering  superior  prospects  for
                    earnings  growth.  The Portfolio  focuses its  investments on the equity  securities of smaller   Federated Investment
    SMALL CAP       companies,  but it is not  subject to any  specific  market  capitalization  requirements.  The   Counseling/Federated
      GROWTH        Portfolio may invest in foreign issuers through American Depositary  Receipts.  The Portfolio's    Global Investment
                    strategies with respect to security analysis,  market  capitalization and sector allocation are     Management Corp.
                    designed to produce a portfolio of stocks whose long-term  growth  prospects are  significantly above those of the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Goldman Sachs Small-Cap Value:  seeks long-term  capital  appreciation.  The Portfolio will seek its objective through  investments  primarily in equity securities that are believed to be undervalued in the marketplace.  The Portfolio  primarily seeks companies that are small-sized, based on the value of their outstanding stock.  Specifically,  under normal  circumstances,  at
                    least 65% of the Portfolio's  total assets will be invested in common stocks issued by smaller,   Goldman Sachs Asset
 SMALL CAP VALUE    less well-known  companies (with market  capitalizations of less than $4 billion at the time of        Management
                    investment).  Effective  July 31, 2002,  the Portfolio  will have a  non-fundamental  policy to invest,  under  normal  circumstances,  at  least  80% of the  value  of its  assets  in  small capitalization  companies.  The 80%  investment  requirement  applies at the time the Portfolio invests its assets.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP VALUE    AST Gabelli Small-Cap Value:  seeks to provide long-term capital growth by investing  primarily          GAMCO
                    in  small-capitalization  stocks that appear to be  undervalued.  The  Portfolio  will normally invest at least  65% of its total  assets in  stocks  and  equity-related  securities  of small companies  ($1  billion  or less in market  capitalization).  Reflecting  a value  approach  to investing,  the Portfolio  will seek the stocks of companies  whose current stock prices do not appear to adequately reflect their underlying value as measured by assets,  earnings, cash flow or business  franchises.  Effective July 31, 2002,  the Portfolio  will have a  non-fundamental
                    policy to invest, under normal circumstances,  at least 80% of the value of its assets in small     Investors, Inc.
                    capitalization companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP VALUE    AST DeAM Small-Cap Value:  seeks maximum growth of investors'  capital.  The Portfolio  pursues      Deutsche Asset
                    its objective by normally  investing at least 80% of its total assets in the equity  securities of small-sized  companies  included in the Russell 2000(R)Value Index.  The Sub-advisor  employs
                    an  investment   strategy   designed  to  maintain  a  portfolio  of  equity  securities  which
                    approximates  the market risk of those stocks  included in the Russell  2000(R)Value Index,  but     Management, Inc.
                    which attempts to outperform the Russell 2000(R)Value Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP GROWTH    AST Goldman Sachs Mid-Cap  Growth (f/k/a AST Janus Mid-Cap  Growth):  seeks  long-term  capital   Goldman Sachs Asset
                    growth.  The  Portfolio  pursues its  investment  objective,  by investing  primarily in equity securities  selected for their growth  potential,  and normally invests at least 80% of its net assets in medium-sized  companies.  For purposes of the Portfolio,  medium-sized  companies are those whose market  capitalizations  (measured at the time of investment) fall within the range of companies  in the  Standard & Poor's  MidCap 400 Index.  The  Sub-advisor  seeks to identify
                    individual  companies with earnings  growth  potential that may not be recognized by the market        Management
                    at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP GROWTH    AST Neuberger  Berman Mid-Cap  Growth:  seeks capital growth.  Under normal market  conditions,     Neuberger Berman
                    the Portfolio  primarily invests at least 80% of its net assets in the common stocks of mid-cap companies.  For purposes of the Portfolio,  companies with equity market  capitalizations  that fall within the range of the Russell Midcap(R)Index,  at the time of investment,  are considered
                    mid-cap  companies.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of        Management
                    large-cap companies as well as in small-cap  companies.  The Sub-advisor looks for fast-growing       Incorporated
                    companies that are in new or rapidly evolving industries.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MID-CAP VALUE    AST Neuberger Berman Mid-Cap Value: seeks capital growth.  Under normal market conditions,  the     Neuberger Berman
                    Portfolio  primarily  invests at least 80% of its net  assets in the  common  stocks of mid-cap companies.  For purposes of the Portfolio,  companies with equity market  capitalizations  that fall within the range of the Russell  Midcap(R)Index at the time of investment  are  considered mid-cap  companies.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of
                    large-cap  companies as well as in small-cap  companies.  Under the Portfolio's  value-oriented        Management
                    investment  approach,  the Sub-advisor looks for well-managed  companies whose stock prices are       Incorporated
                    undervalued and that may rise in price before other investors realize their worth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      ALL-CAP       AST Alger All-Cap Growth:  seeks long-term  capital growth.  The Portfolio invests primarily in        Fred Alger
                    equity securities,  such as common or preferred stocks, that are listed on U.S. exchanges or in the  over-the-counter  market.  The Portfolio may invest in the equity  securities of companies
      GROWTH        of all sizes,  and may emphasize  either  larger or smaller  companies at a given time based on
                    the Sub-advisor's assessment of particular companies and market conditions.                         Management, Inc.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Gabelli  All-Cap  Value:  seeks  capital  growth.  The  Portfolio  pursues its objective by investing primarily in readily marketable equity securities including common stocks,  preferred stocks and  securities  that may be converted at a later time into common stock.  The Portfolio
      ALL-CAP       may invest in the  securities  of companies of all sizes,  and may  emphasize  either larger or
       VALUE        smaller  companies  at a  given  time  based  on the  Sub-advisor's  assessment  of  particular  GAMCO Investors, Inc.
                    companies and market  conditions.  The Portfolio  focuses on companies that appear  underpriced relative  to their  private  market  value  ("PMV").  PMV is the  value  that  the  Portfolio's
                    Sub-advisor believes informed investors would be willing to pay for a company.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Natural  Resources:  seeks  long-term  capital growth  primarily  through the common stocks of companies  that own or develop  natural  resources  (such as energy  products, precious  metals and forest  products)  and other basic  commodities.  The  Portfolio  normally invests  primarily (at least 80% of its total assets) in the common stocks of natural  resource
      SECTOR        companies whose earnings and tangible  assets could benefit from  accelerating  inflation.  The      T. Rowe Price
                    Portfolio looks for companies that have the ability to expand production,  to maintain superior     Associates, Inc.
                    exploration  programs  and  production   facilities,   and  the  potential  to  accumulate  new
                    resources.  At least 50% of Portfolio assets will be invested in U.S. securities,  up to 50% of total assets also may be invested in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST Alliance  Growth:  seeks long-term  capital growth.  The Portfolio  invests at least 80% of     Alliance Capital
                    its total assets in the equity  securities of a limited  number of large,  carefully  selected, high-quality  U.S.  companies  that are judged  likely to  achieve  superior  earnings  growth.
                    Normally,  about 40-60  companies will be  represented in the Portfolio,  with the 25 companies most  highly  regarded  by  the  Sub-advisor  usually  constituting  approximately  70%  of the
                    Portfolio's  net assets.  An emphasis is placed on identifying  companies  whose  substantially     Management, L.P.
                    above average prospective earnings growth is not fully reflected in current market valuations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST MFS  Growth:  seeks  long-term  capital  growth  and future  income.  Under  normal  market      Massachusetts
                    conditions,  the  Portfolio  invests  at least 80% of its total  assets  in common  stocks  and related securities,  such as preferred stocks,  convertible securities and depositary receipts, of companies that the  Sub-advisor  believes offer better than average  prospects for long-term
                    growth.  The Sub-advisor seeks to purchase  securities of companies that it considers  well-run    Financial Services
                    and  poised  for  growth.  The  Portfolio  may  invest up to 35% of its net  assets in  foreign         Company
                    securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST Marsico  Capital  Growth:  seeks capital  growth.  Income  realization is not an investment     Marsico Capital
                    objective  and  any  income  realized  on  the  Portfolio's  investments,  therefore,  will  be incidental to the Portfolio's  objective.  The Portfolio will pursue its objective by investing primarily in common stocks of larger,  more  established  companies.  In selecting  investments for the Portfolio,  the Sub-advisor uses an approach that combines "top down" economic analysis with "bottom up" stock selection.  The "top down" approach identifies  sectors,  industries and companies that should benefit from the trends the  Sub-advisor  has observed.  The  Sub-advisor
                    then looks for individual  companies with earnings growth  potential that may not be recognized     Management, LLC
                    by the market at large, a "bottom up" stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Goldman Sachs Concentrated  Growth (f/k/a AST JanCap Growth):  seeks growth of capital in a
                    manner  consistent  with  the  preservation  of  capital.   Realization  of  income  is  not  a
                    significant  investment  consideration and any income realized on the Portfolio's  investments, therefore,  will be  incidental to the  Portfolio's  objective.  The Portfolio  will pursue its
 LARGE CAP GROWTH   objective  by investing  primarily  in equity  securities  of  companies  that the  Sub-advisor   Goldman Sachs Asset
                    believes are experiencing  favorable demand for their products and services,  and which operate        Management
                    in a favorable  competitive  and  regulatory  environment.  The  Sub-advisor  seeks to identify individual  companies with earnings  growth  potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM  Large-Cap  Growth:  seeks  maximum  growth of capital by  investing  primarily in the growth stocks of larger companies.  The Portfolio  pursues its objective by normally  investing at least 80% of its total assets in the equity securities of large-sized  companies included in
 LARGE CAP GROWTH   the Russell 1000(R)Growth Index.  The  Sub-advisor  employs an investment  strategy  designed to      Deutsche Asset
                    maintain a portfolio of equity  securities  which  approximates the market risk of those stocks     Management, Inc.
                    included in the Russell 1000(R)Growth Index,  but which attempts to outperform the Russell 1000(R)
                    Growth Index through active stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM Large-Cap Value (f/k/a AST Janus Strategic Value):  seeks maximum growth of capital by investing  primarily  in the value  stocks of  larger  companies.  The  Portfolio  pursues  its objective by normally  investing at least 80% of its total assets in the equity  securities  of
  LARGE CAP VALUE   large-sized  companies  included in the Russell 1000(R)Value Index.  The Sub-advisor  employs an      Deutsche Asset
                    investment  strategy designed to maintain a portfolio of equity  securities which  approximates     Management, Inc.
                    the market risk of those stocks  included in the Russell 1000(R)Value Index,  but which attempts to outperform the Russell 1000(R)Value Index through active stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    LARGE CAP       AST Alliance/Bernstein  Growth + Value: seeks capital growth by investing  approximately 50% of     Alliance Capital
                    its assets in growth  stocks of large  companies and  approximately  50% of its assets in value stocks of large  companies.  The Portfolio will invest primarily in commons tocks of large U.S.
                    companies  included in the Russell  1000(R)Index (the "Russell  1000(R)").  The Russell 1000(R)is a
                    market  capitalization-weighted  index that measures the  performance of the 1,000 largest U.S.
                    companies.  Normally,  about 60-85  companies will be represented in the Portfolio,  with 25-35
      BLEND         companies  primarily from the Russell 1000(R)Growth Index constituting  approximately 50% of the
                    Portfolio's  net assets and 35-50  companies  primarily  from the  Russell  1000(R)Value  Index
                    constituting  the  remainder  of  the  Portfolio's  net  assets.   There  will  be  a  periodic     Management, L.P.
                    rebalancing  of each  segment's  assets  to take  account  of market  fluctuations  in order to maintain the approximately equal allocation.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  LARGE CAP VALUE   AST Sanford  Bernstein Core Value:  seeks  long-term  capital growth by investing  primarily in   Sanford C. Bernstein
                    common stocks.  The  Sub-advisor  expects that the majority of the  Portfolio's  assets will be invested in the common stocks of large  companies  that appear to be  undervalued.  Among other things, the Portfolio seeks to identify compelling buying opportunities  created when companies are undervalued on the basis of investor  reactions to near-term problems or circumstances even
                    though their long-term  prospects  remain sound. The Sub-advisor  seeks to identify  individual        & Co., LLC
                    companies with earnings growth potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Cohen & Steers Realty:  seeks to maximize  total return  through  investment in real estate securities.  The  Portfolio  pursues  its  investment  objective  by  investing,  under  normal circumstances,  at least 80% of its net assets in  securities of real estate  related  issuers.
   REAL ESTATE      Under normal  circumstances,  the Portfolio will invest  substantially all of its assets in the      Cohen & Steers
      (REIT)        equity  securities of real estate  companies,  i.e., a company that derives at least 50% of its   Capital Management,
                    revenues  from the  ownership,  construction,  financing,  management or sale of real estate or           Inc.
                    that has at least 50% of its assets in real  estate.  Real estate  companies  may include  real estate investment trusts or REITs.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Sanford Bernstein Managed Index 500: will invest, under normal circumstances,  at least 80%
                    of its net assets in  securities  included in the Standard & Poor's 500  Composite  Stock Price
                    Index (the "S&P 500(R)").  The Portfolio  seeks to outperform the S&P 500 through stock selection resulting in different  weightings of common stocks  relative to the index.  The Portfolio will invest  primarily  in the common  stocks of  companies  included  in the S&P 500. In seeking to outperform the S&P 500, the  Sub-advisor  starts with a portfolio of stocks  representative  of
  MANAGED INDEX     the holdings of the index.  It then uses a set of  fundamental  quantitative  criteria that are   Sanford C. Bernstein
                    designed to indicate whether a particular  stock will predictably  perform better or worse than        & Co., LLC
                    the S&P 500. Based on these criteria,  the Sub-advisor  determines whether the Portfolio should over-weight,  under-weight  or hold a neutral  position in the stock relative to the proportion of the S&P 500 that the stock  represents.  In addition,  the  Sub-advisor  also may  determine that based on the  quantitative  criteria,  certain equity  securities that are not included in the S&P 500 should be held by the Portfolio.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST American  Century Income & Growth:  seeks capital growth with current income as a secondary objective.  The Portfolio  invests  primarily in common stocks that offer potential for capital
      GROWTH        growth,  and may,  consistent  with its  investment  objective,  invest  in stocks  that  offer     American Century
       AND          potential for current income.  The  Sub-advisor  utilizes a quantitative  management  technique        Investment
      INCOME        with a goal of building an equity  portfolio  that  provides  better  returns  than the S&P 500     Management, Inc.
                    Index without taking on significant  additional risk and while  attempting to create a dividend yield that will be greater than the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance Growth and Income:  seeks long-term  growth of capital and income while attempting to avoid excessive  fluctuations in market value. The Portfolio  normally will invest in common
      GROWTH        stocks  (and  securities   convertible  into  common  stocks).  The  Sub-advisor  will  take  a
       AND          value-oriented  approach,  in that it will  try to keep  the  Portfolio's  assets  invested  in     Alliance Capital
      INCOME        securities that are selling at reasonable  valuations in relation to their fundamental business     Management, L.P.
                    prospects.  The  stocks  that the  Portfolio  will  normally  invest in are  those of  seasoned companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      GROWTH        AST MFS Growth with  Income:  seeks long term growth of capital  with a secondary  objective to      Massachusetts
                    seek  reasonable  current  income.  Under normal market  conditions,  the Portfolio  invests at least 65% of its total  assets in common  stocks  and  related  securities,  such as  preferred stocks,  convertible  securities  and  depositary  receipts.  The stocks in which the Portfolio
       AND          invests  generally  will pay  dividends.  While the  Portfolio  may invest in  companies of any
      INCOME        size, the Portfolio generally focuses on companies with larger market  capitalizations that the
                    Sub-advisor  believes have  sustainable  growth  prospects and attractive  valuations  based on    Financial Services
                    current and  expected  earnings  or cash flow.  The  Portfolio  may invest up to 20% of its net         Company
                    assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  EQUITY INCOME     AST INVESCO  Equity  Income:  seeks capital  growth and current  income while  following  sound   INVESCO Funds Group,
                    investment  practices.  The Portfolio seeks to achieve its objective by investing in securities that are expected to produce  relatively high levels of income and consistent,  stable returns.
                    The  Portfolio  normally will invest at least 65% of its assets in  dividend-paying  common and
                    preferred  stocks of domestic and foreign issuers.  Up to 30% of the Portfolio's  assets may be           Inc.
                    invested in equity securities that do not pay regular dividends.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM Global  Allocation  (f/k/a AST AIM  Balanced):  seeks a high level of total  return by investing  primarily in a diversified  portfolio of mutual funds. The Portfolio  initially will invest  in  equity  securities  and in  fixed  income  securities  as  well as  other  open-end management  investment  companies  affiliated  with the  Sub-advisor.  The  Portfolio  also may
                    diversify its assets by investing in several other AST  Portfolios  ("Underlying  Portfolios").      Deutsche Asset
     BALANCED       The Portfolio seeks to achieve its investment objective by investing in different  combinations     Management, Inc.
                    of  the  Underlying  Portfolios  and  equity  and  fixed-income  securities.  Once  assets  are allocated  to AST  Portfolios,  the  Portfolio  is expected to be invested in at least six such
                    Underlying  Portfolios at any time. It is expected that the  investment  objectives of such AST
                    Portfolios will be diversified.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST  American  Century  Strategic  Balanced:  seeks  capital  growth and  current  income.  The
                    Sub-advisor  intends  to  maintain  approximately  60%  of the  Portfolio's  assets  in  equity
                    securities and the remainder in bonds and other fixed income  securities.  Both the Portfolio's     American Century
     BALANCED       equity and fixed  income  investments  will  fluctuate  in value.  The equity  securities  will        Investment
                    fluctuate  depending on the  performance of the companies that issued them,  general market and     Management, Inc.
                    economic  conditions,  and investor  confidence.  The fixed income investments will be affected primarily by rising or falling interest rates and the credit quality of the issuers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
ASSET ALLOCA-TION   AST T. Rowe Price Asset Allocation:  seeks a high level of total return by investing  primarily      T. Rowe Price
                    in a  diversified  portfolio  of fixed income and equity  securities.  The  Portfolio  normally invests  approximately  60% of its total  assets in equity  securities  and 40% in fixed income securities.  The Sub-advisor  concentrates common stock investments in larger, more established companies,  but the  Portfolio may include small and  medium-sized  companies  with good growth
                    prospects.  The fixed income portion of the Portfolio will be allocated among  investment grade     Associates, Inc.
                    securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   GLOBAL BOND      AST T. Rowe Price Global  Bond:  seeks to provide  high  current  income and capital  growth by      T. Rowe Price
                    investing  in  high-quality  foreign and U.S.  dollar-denominated  bonds.  The  Portfolio  will invest at least 80% of its total  assets in all types of high  quality  bonds  including  those issued  or  guaranteed  by U.S.  or  foreign  governments  or  their  agencies  and by  foreign authorities,  provinces and  municipalities  as well as investment  grade  corporate  bonds and mortgage and  asset-backed  securities of U.S. and foreign  issuers.  The  Portfolio  generally invests in countries where the combination of fixed-income  returns and currency exchange rates appears attractive,  or, if the currency trend is unfavorable,  where the Sub-advisor  believes that the currency risk can be minimized  through  hedging.  The Portfolio may also invest up to
                    20% of its assets in the aggregate in below  investment-grade,  high-risk bonds ("junk bonds").
                    In addition,  the  Portfolio may invest up to 30% of its assets in  mortgage-backed  (including   International, Inc.
                    derivatives,  such as collateralized mortgage obligations and stripped mortgage securities) and asset-backed securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 HIGH YIELD BOND    AST Federated  High Yield:  seeks high current  income by investing  primarily in a diversified   Federated Investment
                    portfolio of fixed income  securities.  The Portfolio will invest at least 80% of its assets in fixed  income  securities  rated BBB and below.  These  fixed  income  securities  may  include
                    preferred  stocks,   convertible  securities,   bonds,   debentures,   notes,  equipment  lease
                    certificates  and equipment trust  certificates.  A fund that invests  primarily in lower-rated fixed  income  securities  will be subject to greater risk and share price  fluctuation  than a
                    typical  fixed income fund,  and may be subject to an amount of risk that is  comparable  to or        Counseling
                    greater than many equity funds.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST Lord Abbett  Bond-Debenture:  seeks high  current  income and the  opportunity  for capital    Lord, Abbett & Co.
                    appreciation  to produce a high total  return.  To pursue its  objective,  the  Portfolio  will invest,  under  normal  circumstances,  at least 80% of the value of its assets in fixed income securities and normally  invests  primarily in high yield and investment grade debt securities, securities  convertible  in common stock and  preferred  stocks.  The  Portfolio  may find good value in high yield  securities,  sometimes  called  "lower-rated  bonds" or "junk  bonds," and frequently  may have more than half of its assets  invested in those  securities.  At least 20%
                    of the  Portfolio's  assets  must be  invested  in any  combination  of  investment  grade debt securities,  U.S.  Government  securities  and cash  equivalents.  The  Portfolio may also make significant  investments  in  mortgage-backed  securities.  Although the  Portfolio  expects to maintain  a  weighted  average  maturity  in the  range of seven to nine  years,  there  are no restrictions on the overall Portfolio or on individual securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM Bond:  seeks a high level of income,  consistent  with the  preservation  of  capital.
                    Under  normal  circumstances,  the  Portfolio  invests  at least  80% of its  total  assets  in
                    intermediate-term  U.S.  Treasury,   corporate,   mortgage-backed  and  asset-backed,   taxable
       BOND         municipal and tax-exempt  municipal bonds. The Portfolio  invests primarily in investment grade      Deutsche Asset
                    fixed  income  securities  rated  within  the  top  three  rating  categories  of a  nationally     Management, Inc.
                    recognized  rating  organization.  Fixed  income  securities  may be issued by U.S. and foreign corporations or entities including banks and various government entities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST PIMCO Total Return Bond:  seeks to maximize total return  consistent  with  preservation of    Pacific Investment
                    capital  and  prudent  investment  management.  The  Portfolio  will  invest  in a  diversified portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of the  Portfolio  generally  will  vary  within a three-  to  six-year  time  frame  based on the
                    Sub-advisor's forecast for interest rates.                                                         Management Company
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST PIMCO Limited  Maturity Bond: seeks to maximize total return  consistent with  preservation of capital  and prudent  investment  management.  The  Portfolio  will invest in a  diversified portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of
                    the  Portfolio  generally  will  vary  within  a one- to  three-year  time  frame  based on the    Pacific Investment
                    Sub-advisor's forecast for interest rates.                                                         Management Company
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MONEY MARKET     AST Money Market:  seeks to maximize current income and maintain high levels of liquidity.  The      Wells Capital
                    Portfolio  attempts to  accomplish  its  objective by  maintaining  a  dollar-weighted  average maturity  of not  more  than 90 days  and by  investing  in  securities  which  have  effective
                    maturities of not more than 397 days.                                                               Management, Inc.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 EMERGING MARKETS   Montgomery  Variable Series - Emerging  Markets:  seeks long-term capital  appreciation,  under  Gartmore Global Asset normal  conditions  by investing at least 65% of its total assets in stocks of companies of any size based in the world's  developing  economies.  Under  normal  conditions,  investments  are maintained  in at least six  countries at all times and no more than 35% of total assets in any
                    single  one of them.  Effective  July 31,  2002,  the  Portfolio  will seek  long-term  capital        Management
                    appreciation  under normal  conditions  by investing at least 80% of its total assets in stocks  Trust/Gartmore Global
                    of companies of any size based in the world's developing economies.                                     Partners
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP EQUITY   WFVT Equity Value:  seeks long-term capital  appreciation.  The Portfolio pursues its objective    Wells Fargo Funds
                    by investing in a  diversified  portfolio  composed  primarily of equity  securities  that have positive  appreciation  potential  and trade at low  valuation,  as measured  against the stock market as a whole or against the  individual  stock's own price  history.  Under normal  market conditions,  the  Portfolio  invests  primarily  in common  stocks  of large,  well-established companies  with  market  capitalization  exceeding  $3  billion  or more and up to 25% of total assets in foreign  companies  through  ADRs and similar  investments.  The  Portfolio  may also
                    invest in debt  instruments  that may be  converted  into the  common  stocks of both U.S.  and     Management, LLC
                    foreign companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  EQUITY INCOME     WFVT Equity Income:  seeks long-term capital  appreciation and  above-average  dividend income.    Wells Fargo Funds
                    The  Portfolio  pursues its  objective  primarily by  investing in the common  stocks of large, domestic companies with  above-average  return potential based on current market valuations and above-average  dividend income. Under normal market conditions,  the Portfolio invests at least
                    80% of its total assets in income producing  equity  securities and in issues of companies with     Management, LLC
                    market capitalizations of $3 billion or more.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
   STRATEGIC OR     Rydex Variable  Trust - Nova:  seeks to provide  investment  returns that are 150% of the daily  Rydex Global Advisers price movement of the S&P 500 Composite Stock Price Index by investing to a significant  extent in futures  contracts and options on securities,  futures  contracts and stock indexes.  If the
     TACTICAL       Portfolio  meets its  objective  the value of its shares  will tend to  increase by 150% of the
   ALLOCA-TION      daily  value of any  increase  in the S&P 500  Index.  However,  when the  value of the S&P 500  (f/k/a PADCO Advisors
                    Index declines,  the value of its shares should also decrease by 150% of the daily value of any        II, Inc.)
                    decrease in the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   STRATEGIC OR     Rydex Variable Trust - Ursa: seeks to provide investment results that will inversely  correlate  Rydex Global Advisers
                    (e.g.  be the  opposite)  to the  performance  of the S&P 500  Composite  Stock  Price Index by
                    investing to a  significant  extent in futures  contracts  and options on  securities,  futures contracts  and stock  indexes.  The  Portfolio  will  generally  not  invest in the  securities
     TACTICAL       included in the S&P 500 Index.  If the  Portfolio  meets its  objective the value of its shares
   ALLOCA-TION      will tend to  increase  when the value of the S&P 500 Index is  decreasing.  However,  when the  (f/k/a PADCO Advisors
                    value of the S&P 500  Index is  increasing,  the  value of its  shares  should  decrease  by an        II, Inc.)
                    inversely proportional amount.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Rydex Variable Trust - OTC: seeks to provide  investment results that correspond to a benchmark for over-the-counter  securities,  currently the NASDAQ 100 Index(TM), by investing principally in the  securities  of companies  included in that Index.  The  Portfolio may also invest in other
   STRATEGIC OR     instruments  whose  performance is expected to correspond to that of the Index,  and may engage  Rydex Global Advisers
     TACTICAL       in futures and options  transactions.  If the  Portfolio  meets its  objective the value of its  (f/k/a PADCO Advisors
   ALLOCA-TION      shares will tend to increase by the amount of the  increase in the NASDAQ 100 Index(TM).  However,        II, Inc.)
                    when the value of the NASDAQ 100 Index(TM)declines,  the value of its shares should also decrease by the amount of the decrease in the value of the Index(TM).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP EQUITY    INVESCO  Variable  Investment  Funds -  Dynamics:  seek  capital  appreciation.  The  Portfolio   INVESCO Funds Group,
                    normally  invests at least 65% of its assets in common  stocks of  mid-sized  companies - those companies that are included in the Russell  Midcap Growth Index at the time of purchase,  or if not  included  in that Index,  have  market  capitalizations  of between  $2.5  billion and $15 billion at the time of purchase.  The core of the  Portfolio's  investments is in securities of established  companies  that are leaders in attractive  growth markets with a history of strong returns.  The  remainder of the  Portfolio  is invested in  securities  of companies  that show
                    accelerating  growth,  driven by product cycles,  favorable industry or sector conditions,  and           Inc.
                    other  factors  that the  investment  advisor  believes  will lead to rapid  sales or  earnings growth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds - Technology:  seeks capital  appreciation.  The Portfolio   INVESCO Funds Group,
                    normally  invests  at least  80% of its  assets in the  equity  securities  and  equity-related instruments of companies engaged in technology-related  industries.  These include, but are not
                    limited  to,  applied  technology,  biotechnology,   communications,   computers,  electronics,
                    Internet, IT services and consulting,  software,  telecommunication  equipment and services, IT           Inc.
                    infrastructure and networking companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds  -  Health  Sciences:  seeks  capital  appreciation.   The
                    Portfolio  normally  invests at least 80% of its assets in the equity  securities  of companies that  develop,  produce or  distribute  products  or  services  related to health  care.  These
      SECTOR        companies  include,  but are not limited to,  medical  equipment or supplies,  pharmaceuticals,
                    biotechnology and healthcare  providers and service companies.  The investment advisor attempts   INVESCO Funds Group,
                    to blend  well-established  healthcare  firms with  faster-growing,  more  dynamic  health care           Inc.
                    companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds - Financial  Services:  seeks  capital  appreciation.  The   INVESCO Funds Group,
                    Portfolio  normally  invests at least 80% of its assets in the equity  securities  of companies involved in the financial  services sector.  These companies  include,  but are not limited to, banks (regional and  money-centers),  insurance  companies  (life,  property and casualty,  and multiline),  investment and  miscellaneous  industries  (asset  managers,  brokerage firms, and government-sponsored  agencies) and suppliers to financial services  companies.  The investment advisor seeks  companies which it believes can grow their revenues and earnings in a variety of
                    interest  rate  environments  - although  securities  prices of  financial  services  companies           Inc.
                    generally are interest rate-sensitive.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds -  Telecommunications:  seeks  capital  appreciation.  The   INVESCO Funds Group,
                    Portfolio  normally  invests at least 65% (80%  effective  July 31,  2002) of its assets in the equity  securities  of  companies  that are  engaged in the design,  development,  manufacture, distribution,  or sale of  communications  services  and  equipment,  and  companies  that  are involved in supplying equipment or services to such companies.  The  telecommunications  sector
                    includes  companies  that  offer  telephone  services,   wireless   communications,   satellite
                    communications,  television and movie programming,  broadcasting and Internet access. Normally,
                    the  Portfolio  will  invest  primarily  in  companies  located  in at  least  three  different           Inc.
                    countries, although U.S. issuers will often dominate the holdings.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Global Leaders:  seeks to provide  investors with long-term  capital  growth.  The
                    Portfolio  normally  invests as least 65% of its assets in a diversified  portfolio of U.S. and
                    non-U.S.   equity  securities  of  companies  located  in  the  world's  major   industrialized
                    countries.  The Portfolio  will invest in no less than three  countries,  which may include the
  GLOBAL EQUITY     U.S.,  but may invest more than 25% of its assets in one country.  The  Portfolio  invests only   Evergreen Investment
                    in the best 100 companies,  which are selected by the  investment  advisor based on qualitative   Management Company,
                    and  quantitative  criteria  such as high  return on  equity,  consistent  earnings  growth and           LLC
                    established market presence.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
 SMALL CAP EQUITY   Evergreen VA Special Equity:  seeks capital  growth.  The Portfolio  normally  invests at least   Evergreen Investment
                    80% of its assets in common  stocks of small  U.S.  companies  (i.e.,  companies  whose  market capitalizations  fall within the range of the Russell  2000(R)Index,  at the time of  purchase).
                    The remaining 20% of the  Portfolio's  assets may be represented by cash or invested in various
                    cash  equivalents.  The Portfolio's  advisor selects stocks of companies which it believes have   Management Company,
                    the potential for accelerated growth in earnings and price.                                               LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP EQUITY    Evergreen VA Omega:  seeks long-term capital growth.  The Portfolio invests primarily in common   Evergreen Investment
                    stocks and  securities  convertible  into  common  stocks of U.S.  companies  across all market capitalizations.  The  Portfolio  utilizes the  fully-managed  investment  concept  whereby the
                    Portfolio's  manager  will  continuously  review the  Portfolio's  holdings  in light of market conditions,  business  developments  and  economic  trends.  During  this review  process,  the
                    Portfolio's  manager  seeks to identify and invest in industries  that are growing  faster than
                    the economy.  The Portfolio  invests in companies of all sizes. The continuous  review may lead   Management Company,
                    to high portfolio  turnover,  but that will not limit investment  decisions.  The Portfolio may           LLC
                    also invest up to 25% of its assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  Europe  30:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the ProFunds  Europe 30 Index.  The ProFunds  Europe 30
                    Index,  created by ProFund Advisors,  is composed of the 30 European companies whose securities are traded on U.S.  exchanges or on the NASDAQ as ADRs with the highest market  capitalization, as determined annually.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------
THE PROFUND VP  PORTFOLIOS  DESCRIBED  BELOW ARE AVAILABLE AS  SUB-ACCOUNTS  TO ALL POLICY  OWNERS.  EACH  PORTFOLIO  PURSUES AN INVESTMENT
STRATEGY THAT SEEKS TO PROVIDE DAILY  INVESTMENT  RESULTS,  BEFORE FEES AND EXPENSES,  THAT MATCH A WIDELY  FOLLOWED  INDEX,  INCREASE BY A
SPECIFIED FACTOR RELATIVE TO THE INDEX,  MATCH THE INVERSE OF THE INDEX OR THE INVERSE OF THE INDEX MULTIPLIED BY A SPECIFIED  FACTOR.  THE
INVESTMENT  STRATEGY OF SOME OF THE PORTFOLIOS MAY MAGNIFY (BOTH POSITIVELY AND NEGATIVELY) THE DAILY INVESTMENT  RESULTS OF THE APPLICABLE
INDEX.  IT IS  RECOMMENDED  THAT ONLY THOSE POLICY OWNERS WHO ENGAGE A FINANCIAL  ADVISOR TO ALLOCATE THEIR ACCOUNT VALUE USING A STRATEGIC
OR TACTICAL  ASSET  ALLOCATION  STRATEGY  INVEST IN THESE  PORTFOLIOS.  WE HAVE  ARRANGED THE  PORTFOLIOS  BASED ON THE INDEX ON WHICH IT'S
INVESTMENT STRATEGY IS BASED.
--------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The S&P 500 Index(R)is a widely  used  measure of large U.S.  company  stock  performance.  It  consists  of the common  stocks of 500 major corporations  selected by Standard & Poor's(R)for their size and the frequency and ease with which their stocks trade,  reflecting  the full range and diversity of the U.S. economy.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
     S&P 500        ProFund VP Bear: seeks daily investment results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
                    the inverse  (opposite)  of the daily  performance  of the S&P 500(R)Index.  If the Portfolio is successful  in meeting its  objective,  the net asset value of the  Portfolio's  shares  should increase in  proportion  to any daily  decrease in the level of the S&P 500(R).  Conversely,  the
                    Portfolio's  net asset value should  decrease in proportion to any daily  increase in the level of the S&P 500 Index(R).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP Bull  Plus:  seeks  daily  investment  results,  before  fees  and  expenses,  that correspond  to one and a half times  (150%) the daily  performance  of the S&P 500(R)Index.  If the Portfolio is successful in meeting its objective,  it should gain  approximately  one and a
     S&P 500        half  times as much as the S&P 500(R)Index  when the  prices of the  securities  in the S&P 500(R) ProFund Advisors LLC
                    Index rise on a given day and should lose  approximately one and a half times as much when such prices decline on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The NASDAQ 100 Index(TM)contains 100 of the largest market capitalization and most active non-financial domestic and international  companies listed on the NASDAQ Stock Market based on market capitalization.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund VP OTC: seeks daily investment  results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
                    the daily performance of the NASDAQ 100 Index(TM).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP UltraOTC:  seeks daily investment results, before fees and expenses, that correspond to  twice  (200%)  the  daily  performance  of the  NASDAQ  100(TM)Index.  If the  Portfolio  is
    NASDAQ 100      successful in meeting its objective,  it should gain approximately  twice as much as the growth   ProFund Advisors LLC
                    oriented  NASDAQ 100(TM)Index when the prices of the securities in that index rise on a given day and should lose approximately twice as much when such prices decline on that day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The Russell  2000 Index(R)is an  unmanaged  index  consisting  of 2,000 small  company  common  stocks.  The Russell  2000 Index(R)comprises approximately 2000 of the smallest U.S. domiciled publicly traded common stocks that are included in the Russell 3000 Index(R).
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   RUSSELL 2000     ProFund VP UltraSmall-Cap (f/k/a ProFund VP SmallCap):  seeks daily investment results,  before   ProFund Advisors LLC
                    fees and expenses,  that correspond to twice (200%) the daily  performance of the Russell 2000(R)
                    Index.  If the Portfolio is successful in meeting its objective,  it should gain  approximately twice as much as the Russell 2000 Index(R)when the prices of the  securities  in that index rise on a given day and should lose  approximately  twice as much when such  prices  decline on that day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      INTER-        The  Prudential  Series  Fund,  Inc.  - SP  Jennison  International  Growth:  seeks to  provide        Prudential
                    long-term   growth  of  capital.   The   Portfolio   pursues  its  objective  by  investing  in
                    equity-related  securities of foreign  issuers that the  Sub-advisor  believes will increase in value over a period of years.  The  Portfolio  invests  primarily  in the common stock of large and  medium-sized  foreign  companies.  Under normal  circumstances,  the Portfolio  invests at
 NATIONAL EQUITY    least 65% of its total  assets in common  stock of foreign  companies  operating or based in at
                    least five different  countries.  The Portfolio  looks  primarily for stocks of companies whose     Investments LLC/
                    earnings are growing at a faster rate than other companies and that have  above-average  actual   Jennison Associates
                    and  potential  earnings  growth  over  the long  term and  strong  financial  and  operational           LLC
                    characteristics.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

"Standard & Poor's(R),"  "S&P(R)," "S&P 500(R),"  "Standard & Poor's 500," and "500" are trademarks of the  McGraw-Hill  Companies,  Inc. and have been licensed for use by American Skandia Investment Services,  Incorporated.  The Portfolio is not sponsored,  endorsed,  sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio.

FIXED ALLOCATIONS

---------------------------------------------------------------------------------------------------------------------------------------
The Policy offered pursuant to this Prospectus  includes Fixed  Allocations.  These Fixed  Allocations are not registered as a security with the Securities and Exchange  Commission  under either the Securities Act of 1933 or the Investment  Company Act of 1940. The Fixed
Allocations  are not  subject to these Acts.  Information  about the Fixed  Allocations  is  included  in this  Prospectus  to help you understand  the  features of the Policy.  The staff of the  Securities  and Exchange  Commission  has not  reviewed  this  information.
However,  the information may be subject to certain generally  applicable  provisions of the Federal securities laws regarding accuracy and completeness. The assets supporting Fixed Allocations are held in American Skandia's general account.
---------------------------------------------------------------------------------------------------------------------------------------

How does  American  Skandia  determine  the interest  rate for Fixed  Allocations?  We determine  the interest  rate we credit to Fixed
Allocations  based on our  assessment  of the earnings we expect to achieve when  investing to support  these  obligations,  our costs, competition,  profit  targets and other  factors.  We have sole  discretion  to determine  the rates.  However,  the interest rate will never be less than 3.0% per year, compounded yearly.

What charges apply to the Fixed  Allocations?  No specific fee or expenses are deducted when  determining the rate we credit to a Fixed
Allocation.  However,  for some of the same reasons that we deduct the mortality and expense risk charge and the administration  charge against Account Value allocated to the Sub-accounts,  we also take into consideration mortality,  expense,  administration,  profit and other factors in  determining  the interest  rates we credit to Fixed  Allocations.  Any  contingent  deferred  sales charge applies to amounts that are taken from the variable investment options or the Fixed Allocations.

ACCOUNT VALUE AND CASH VALUE

What is the Account  Value?  The Account Value is the value of a Policy before any deduction for any  contingent  deferred sales charge or Debt. It is the total of the Account Value  allocated to each  Sub-account  and any Fixed  Allocation  plus any Account Value in the
Loan Account.  You may allocate Account Value to the variable  investment  options,  which are each of the Sub-accounts of the Separate
Account,  or to Fixed  Allocations.  Any  portion  of the  Account  Value  maintained  in the Loan  Account  serves as  collateral  for outstanding Policy loans.

What is the Cash Value?  The Cash Value is the total  Account  Value less any  contingent  deferred  sales charge that would apply upon surrender, and any Debt.

How do we determine the Account Value?

Variable  Investment  Options:  On each  Valuation  Date,  the Account Value in any variable  investment  option you utilize equals the
-----------------------------
number of Units of the  Sub-account  you own  multiplied  by the current  Unit Price for the  Sub-account.  When you  allocate all or a portion of the  Premium to an  investment  option or when you  transfer  Account  Value into a variable  investment  option,  Units are purchased  using the then current Unit Price.  When you take all or a portion of a distribution  or benefit from a variable  investment option or you  transfer  Account  Value from a variable  investment  option,  Units are sold at the then current Unit Price in order to fund that distribution, benefit or transfer.

Fixed  Allocations:  We credit a fixed rate of interest to Fixed  Allocations.  From time to time we declare  interest rates applicable
------------------
to new Fixed  Allocations.  Any change in interest  rate does not affect Fixed  Allocations  that were in effect before the date of the change.  If you  make a Fixed  Allocation,  we  credit  the rate  then in  effect  to that  Fixed  Allocation  until  the  next  Policy
Anniversary.  Once that Policy  Anniversary is reached,  we credit,  for the next Policy Year, the then current rate  applicable to new
Fixed  Allocations.  This  applies to all your Fixed  Allocations  then in effect.  During each  subsequent  Policy  Year,  the rate we credit for that Policy Year is the one then in effect for new Fixed Allocations.

Loan  Account:  We credit  interest  to Account  Value in the Loan  Account at a  different  rate  depending  on whether  the loan is a
-------------
"preferred"  loan or a "standard"  loan. As of the date of this  Prospectus,  we currently credit interest to Account Value in the Loan
Account  at the rate of 6.0% per year,  compounded  yearly on  "preferred"  loans and 4.0% per year,  compounded  yearly on  "standard"
loans.  See the section entitled "Loans" for a description of standard and preferred loans.

Do I have to  maintain a minimum  Cash Value?  If there is no Debt,  you do not have to  maintain a minimum  Cash Value,  except at the time you take a partial withdrawal.

If there is any Debt,  there must  always be enough  Cash Value so that after we deduct any  charges  the Cash Value is more than zero.
We will inform you if, on a Monthly  Processing  Date, your Cash Value equals or is less than zero.  Such Monthly  Processing Date will be the  beginning  of the "grace  period" if your Cash  Value  equals or is less than zero.  If the Cash Value is zero or less after we deduct  charges,  we send you a notice  giving you a 61-day grace  period to send us a required  amount that you can pay if you wish to reestablish  any Cash  Value.  The  61-day  grace  period is  calculated  based on the date that the  Policy  charges  can no longer be deducted from the Policy.

CASH VALUE CREDITS

What are Cash Value  Credits?  Cash Value  Credits are amounts we credit to your Account  Value based on growth in your  Policy's  Cash
Value.  We  determine  if your Policy is eligible  for a Cash Value  Credit on each Policy  Anniversary.  If your Policy  qualifies  to receive  Cash  Value  Credits,  we will  credit  0.25% of your  Policy's  Cash Value to your  Account  Value on the  applicable  Policy
Anniversary.  Your Policy's eligibility for Cash Value Credit may change from year to year.

How does my Policy qualify for Cash Value Credits?  To qualify for Cash Value Credits as of any Policy  Anniversary,  the Cash Value of
your Policy must equal or exceed 200% (2X) of the Premiums  you have paid as of the Policy  Anniversary  date.  Whether your Cash Value meets or exceeds the trigger depends on the investment  performance of the investment options,  partial  withdrawals,  Debt and whether you pay back any loans or loan interest.  Please note,  even if your Account Value is greater than the Cash Value trigger,  you may not have  reached the trigger  amount,  since the Cash Value may be less than the Account  Value  because the Cash Value  assumes  that you surrender the Policy and are subject to the contingent deferred sales charge, as well as deducting for any Debt.

Who pays for the Cash Value  Credits,  and how are they paid?  We pay for any Cash  Value  Credits  out of our  general  account.  Cash
Value  Credits  primarily  reflect our return of a portion of the fixed annual  charges we deduct from the Separate  Account on a daily basis for all Policy  Owners.  For Policies that qualify to receive Cash Value  Credits,  the Credits are provided as an alternative to lowering the fixed annual charges.

We allocate any Cash Value Credits due on the applicable Policy  Anniversary to the variable  investment  options and Fixed Allocations in which  you  currently  maintain  Account  Value.  We make  the  allocations  pro-rata  based on the  Account  Value in the  variable investment  options and any Fixed Allocations on the applicable  Policy  Anniversary.  No allocation is made to the Loan Account.  Cash
Value Credits cannot be used to repay Debt.

TRANSFERS AND ALLOCATION SERVICES

May I transfer Account Value between  investment  options?  You may transfer Account Value between  investment  options,  but there are limits,  as well as potential  charges,  which are discussed  earlier in the question "What are the transaction costs and when are they deducted?"  We permit the agent of record to make transfers on your behalf unless you give us other instructions.

Are there any limits on transfers?  No transfers are permitted when the Policy is in its "grace  period." In order to maintain  Account
Value in an investment  option after  transferring a portion of your Account Value out of that investment  option, we reserve the right to require that there be at least $500 in such investment  option after the transfer.  If, as a result of the transfer,  there would be less than $500 in an  investment  option,  we reserve the right to transfer  the  remaining  Account  Value pro rata to the  investment option(s)  that you were  transferring  to. We retain  the right to impose a limit of 20 free  transfers  per  Policy  Year,  including transfers  involving  Fixed  Allocations.  Unless  such a limit is in effect,  there is no limit on the number of  transfers  that only involve variable investment  options,  or the number of transfers from variable investment options to make Fixed Allocations.  However, we do limit each transfer from Fixed  Allocations  that are to be effective on any day other than a Policy  Anniversary  to the greater of 25% of the Account Value in your Fixed  Allocations or $1,000. If you make such a transfer from your Fixed  Allocations,  you cannot make another such transfer until either 90 days has passed or the next Policy  Anniversary  occurs.  We also retain the right to refuse or limit transfers, either for one Owner or a group of Owners, if we believe there may be adverse consequences for other Owners.

We retain the right to refuse  transfers,  either for one Owner or a group of Owners,  if we believe that:  (a) excessive  trading or a specific  transfer  request or group of transfer  requests  may have a  detrimental  effect on Unit  Prices or the share  prices of the
Portfolios;  or (b) we are informed by one or more of the  Portfolios  that the purchase or  redemption  of shares is to be  restricted because of excessive  trading or a specific  transfer or group of transfers is deemed to have a detrimental  effect on the share prices of affected  Portfolios.  Without  limiting the above,  the most likely  scenario where either of the above could occur would be if the aggregate amount of a trade or trades  represented a relatively large proportion of the total assets of a particular  Portfolio.  Under such a circumstance,  we will process  transfers  according to our rules then in effect and provide notice if your transfer request was denied.  If a transfer request is denied, a new transfer request may be required.

Does American  Skandia support  allocation  services?  We support dollar cost averaging and static  rebalancing  programs.  Dollar cost averaging  allows you to  systematically  transfer an amount  periodically  from one investment  option to one or more other investment options.  With static  rebalancing,  you choose  allocation  percentages for the  Sub-accounts  into which you allocate  Account Value.
However,  over time the  performance of the variable  investment  options will differ,  causing your  percentage  allocations to shift.
Periodically,  we will "rebalance" your allocations by transferring the appropriate amount from the "overweighted"  Sub-accounts to the
"underweighted"  Sub-accounts  to return your  allocations to the percentages  you request.  We do not currently  charge for supporting dollar cost averaging or static rebalancing.

We may  also  provide  administrative  support  for  various  allocation  programs  that  may be  made  available  by  your  investment professional.  These may include  various  asset  allocation  and market timing  programs.  In connection  with such  programs,  we may support periodic  withdrawals from your Policy to pay your investment  professional.  We only offer to support such programs  according to our rules.  These rules may include,  but are not limited to,  receipt of your  authorization  In Writing  permitting  an investment professional to make transfers between  investment  options on your behalf, or to enroll your Policy in one of the allocation  programs for which we provide  administrative  support.  We permit the agent of record to make transfers on your behalf unless you give us other instructions.

Any investment professional you authorize may or may not be appointed by us as our agent for the sale of Policies.  However, we do not engage any agent of record or any third parties to offer investment allocation services of any type, so that persons or firms offering such services do so independent from any agency relationship they may have with us for the sale of Policies.  We therefore take no responsibility for the investment allocations and transfers transacted on your behalf by such third parties, in accordance with any allocation programs employed by such third parties or any investment allocation recommendations made by such third parties.
While we offer support for a number of these programs as of the date of this Prospectus, we do not support all such programs and do not guarantee to always continue support for those programs we currently support or may support in the future.  We do not charge you for the administrative support we provide to these third parties.

LOANS

When can I take a loan?  We offer  loans  using your  Account  Value as  collateral.  We do not make loans  available  during the first
Policy  Year.  Starting  after the first Policy  Year,  we allow one loan each Policy  Year.  The Insured must be alive when you take a loan (if there are two  Insureds,  at least one must be alive when a loan is taken).  Subject to our rules,  on the Issue Date, we will establish a loan equal to the outstanding indebtedness on previous life insurance exchanged for a Policy.

How are loans treated for tax purposes?  We treat loans as a distribution,  similar to a partial  withdrawal,  in that: (a) amounts are deemed to come first from any gain in the Policy;  (b)  distributions of gain are subject to income tax as ordinary income;  and (c) if the distribution occurs before the taxpayer's age 59 1/2, there may be an additional 10% tax on any gain distributed.

How much is available  for a loan?  The maximum  amount  available  as a loan is equal to 90% of your  current Cash Value.  The minimum amount you may borrow is the lesser of $1,000 or 75% of the Cash Value.

What happens to the Account  Value if I take a loan?  When you take a loan,  we transfer  Account Value equal to the amount of the loan into the Loan  Account.  Account  Value in the Loan  Account  is  maintained  in our  general  account.  Unless  you give us  different instructions,  the  Account  Value  that we move on the  Valuation  Date will be in the same  proportion  as the  Account  Value in the variable investment options and the Fixed Allocations on that Valuation Date.

The impact of a loan on your  Account  Value may be positive or  negative.  At the time a loan is taken,  there is no impact.  However, if the interest  rate  credited to Account  Value in the Loan Account is greater than what would be earned in the  investment  options, the loan will have a positive  impact on your Account  Value and on the  Required  Death  Benefit.  If the  interest  rate  credited to
Account Value in the Loan Account is less than what would be earned in the  investment  options,  the loan will have a negative  impact on your Account Value and on the Required Death Benefit.

What are  "preferred"  loans and  "standard"  loans?  We determine  what portion of a loan is a "preferred"  loan and what portion is a
"standard"  loan at the time you take the loan.  Whether a loan is  "preferred"  or "standard"  depends on the source of the collateral to  support  the loan.  We  consider  the  Account  Value  moved to the Loan  Account to come first  from  Growth.  The  portion of any outstanding  loans supported by Account Value drawn from Growth is treated as a preferred  loan. The portion of any  outstanding  loans supported by Account  Value drawn from other than Growth is treated as a standard  loan. A loan  retains its  character as  "preferred"
or "standard" until repaid.

What is the interest  rate charged on loans?  We charge  interest on  "preferred"  and  "standard"  loans at the rate of 6.0% per year, compounded  yearly, in arrears.  Each Policy  Anniversary that the loan is not repaid, we add an amount equal to any unpaid interest to your Debt.

Does  Account  Value in the Loan  Account  earn  interest?  We  currently  credit  interest  to  Account  Value in the Loan  Account on
"preferred"  loans at the rate of 6.0% per year,  compounded  yearly.  However,  to the extent permitted by law, we retain the right to credit less, but never less than 4.0% per year,  compounded  yearly.  We currently credit interest to Account Value in the Loan Account on "standard" loans at the rate of 4.0% per year, compounded yearly.

Once a loan is taken,  does  American  Skandia  ever  require  more  "collateral"  in the Loan  Account?  Yes. The Loan Account acts as collateral  for any loans from us. We  monitor  the Debt and the  Account  Value in the Loan  Account to ensure  that they are equal to each other.  Therefore,  on each Policy  Anniversary  we equalize the Debt and the Account  Value in the Loan  Account.  If the Debt is
larger due to outstanding  loan interest,  we transfer Account Value equal to the difference  pro-rata from the investment  options and add it to the Loan Account.

Am I required  to repay my loan?  What  happens at the  Insured's  death if I have not repaid the loan?  You are not  required to repay any loan(s)  while the Insured is alive,  except when an amount is due to keep the Policy in force or upon  reinstatement.  If there is any  outstanding  Debt when Death Proceeds are due, we subtract the Debt from the Death Benefit as part of the calculation of the Death
Proceeds.

What happens if I repay any portion of the loan?  The amount of Debt is reduced by the amount of any loan  repayment.  Loan  repayments are used to repay  "standard"  loans first and  "preferred"  loans only after all "standard"  loans have been repaid.  Loan  repayments reduce the amount of principal  and loan  interest  proportionately  based on the ratio  between  principal and loan interest as of the
Valuation Date the loan  repayment is applied.  We allocate any loan  repayment to the variable  investment and fixed options  pro-rata based on the Account Value in each investment option as of the Valuation Period we receive your loan repayment.

If the Account  Value in the Loan Account  then exceeds the Debt  following  your  repayment of a portion of the Debt,  we transfer the excess  pro-rata to the  investment  options,  which you are  utilizing  at that time.  If any such  amounts are  allocated  to a fixed investment option they will result in a new Fixed Allocation.

Can I  transfer  a loan from a prior  policy on an  exchange?  Subject  to our rules,  we will  establish  a loan on a Policy  that you purchase as part of an exchange  that is not subject to current  taxation in  accordance  with Section 1035 of the Code.  The amount of the loan will be equal to the loan that was in effect before you surrendered  your prior policy.  Under our rules we will,  among other things,  increase the Account Value as of the Policy Date by the amount of the loan and allocate that portion of the increased  Account
Value to the Loan Account as collateral for the loan. By increasing the Account Value,  there will be a  corresponding  increase in the
Face Amount and the Required Death Benefit.  In addition,  for purposes of determining  the Guaranteed  Minimum Death Benefit,  we will deem the  "Premium" to be the amounts paid plus the loan amount as of the Policy Date.  Any  contingent  deferred  sales charge will be based on the actual  amounts  received,  not such amounts plus the amount of the loan.  All charges that are calculated as a percentage of your  Account  Value will  increase  because  the  Account  Value will be  increased  by the  amount of the loan.  Currently,  loans established as part of a 1035 exchange are treated as "preferred"  loans  pursuant to our current  guidelines.  We reserve the right to limit the amount of a transferred loan that we will consider "preferred".

PARTIAL WITHDRAWALS & SURRENDER

When can I make a partial  withdrawal?  We allow  partial  withdrawals  while the  Insured  is alive up to a maximum of 90% of the Cash
Value.  However,  you may not take a partial  withdrawal  until after the end of the right to cancel period where permitted by law. You may not make a partial withdrawal of less than $1,000.

When can I surrender my Policy?  You can  surrender  your Policy after the end of the right to cancel  period as long as the Insured is alive.  If you surrender your Policy, we will pay you the Policy's Cash Value.

What happens to the Account  Value if I take a partial  withdrawal?  When you take a partial  withdrawal,  we reduce your Account Value by an amount equal to the amount of the partial  withdrawal.  Unless you give us  different  instructions,  we take Account  Value from the variable  investment  options and the Fixed  Allocations in the same proportion as your Account Value in the investment  options on the Valuation Date we take such Account  Value.  If you have multiple  Fixed  Allocations,  amounts are taken on a "last in, first out"
basis.  Any Account Value in the Loan Account is not available for a partial withdrawal.

Is there a charge for a partial  withdrawal?  We charge any applicable  contingent  deferred sales charge on the portion of any partial withdrawal  that is not  treated  as a "free  withdrawal"  or for  which we waive  such  charges  under  the  medically-related  waiver provision.  We take these  charges  pro-rata  from the  investment  options in the same manner we take the Account Value as a result of the partial withdrawal.

What amount can I take as a free  withdrawal?  In any Policy Year the maximum  amount you can take as a free  withdrawal is the greater of Growth or 10% of the Premium.

     The following examples may help show what this means.  For each example, assume that the Premium was $50,000.

|X|      Assume the Account  Value as of the  Valuation  Day we process  your  partial  withdrawal  is  $60,000.  You request a partial withdrawal of $25,000.  Assume also that you have not requested  any other partial  withdrawals  during this Policy Year.
              The free  withdrawal  amount is the greater of Growth,  which is the current  Account  Value  ($60,000)  less the Premium
              ($50,000),  or $10,000,  or 10% of the  Premium,  which is $5,000.  Therefore,  we treat  $10,000 as the free  withdrawal portion of this partial  withdrawal.  Assuming that this partial  withdrawal  request occurs during the "surrender charge period," we would assess the then  applicable  contingent  deferred sales charge on $15,000,  which is the portion of the partial  withdrawal  that exceeds the free  withdrawal  amount.  The contingent  deferred sales charge would apply to the full amount of any  subsequent  partial  withdrawal  you request  during the same Policy Year that was not eligible for a medically-related waiver.

|X|      Assume the Account Value as of the Valuation Day we process your partial  withdrawal  request for the "maximum free withdrawal amount" is $47,000.  Assume also that you have not  requested  any other  partial  withdrawals  during this Policy  Year.
              Since the Account Value is less than the Premium,  Growth is zero.  Therefore,  the maximum free withdrawal amount equals
              10% of the Premium,  or $5,000.  Assuming  that this partial  withdrawal  request  occurs  during the  "surrender  charge period," and there is no subsequent  Growth in that Policy Year, the contingent  deferred sales charge would apply to any subsequent surrender or partial withdrawal that Policy Year that was not eligible for a medically-related waiver.

Does a partial  withdrawal affect the Death Benefit?  A partial  withdrawal reduces the Account Value and, because the Account Value is used in  calculating  the  Required  Death  Benefit,  the  Required  Death  Benefit is  reduced.  Partial  withdrawals  also reduce the
Guaranteed Minimum Death Benefit, in the same proportion as the Account Value is reduced by the partial withdrawal.

MEDICALLY-RELATED WAIVER

What is a  medically-related  waiver?  A  medically-related  waiver is a waiver of the  contingent  deferred  sales  charge  that would otherwise  apply to a  partial  withdrawal  or  surrender.  A  medically-related  waiver is  available  by rider to the  Policy  and is currently at no charge to you.

How do I qualify for a  medically-related  waiver?  We will waive the contingent  deferred  sales charge,  where allowed by law, if you provide us with proof  satisfactory  to us In Writing that the Insured (the last  surviving  Insured if there is more than one Insured)
                                                               -------
has continuously  been confined to a long term care facility,  such as a nursing home or a hospital,  as defined in the rider, and that such confinement started after the Issue Date.  Other requirements may apply.

Are there any restrictions on  medically-related  waivers? We will only allow the  medically-related  waiver on amounts up to $500,000.
The $500,000  maximum will apply  regardless of when taken, on any life insurance policy or annuity contract issued by American Skandia where the Insured  under this Policy is named as the Insured,  Owner or  Annuitant  under the other  policy or  contract.  NOTE:  Where allowed by law, Policies issued to an Insured(s) in a substandard risk class may not be eligible for a medically-related waiver.

What happens to the remaining  benefits if American  Skandia makes such a payment in connection  with a partial  withdrawal?  A partial withdrawal  for which we grant a  medically-related  waiver has the same impact on the  remaining  benefits that results from any other partial withdrawal.  We simply do not deduct the contingent deferred sales charge that otherwise would apply.

WHO IS AMERICAN SKANDIA?

American  Skandia Life Assurance  Corporation  ("American  Skandia") is a stock life insurance  company  domiciled in Connecticut  with licenses in all 50 states and the District of Columbia.  American  Skandia is a  wholly-owned  subsidiary  of American  Skandia,  Inc., whose ultimate  parent is Skandia  Insurance  Company Ltd., a Swedish  company.  Two of our  affiliates,  American  Skandia  Marketing,
Incorporated,  and American Skandia Information Services and Technology Corporation,  may provide certain administrative  functions for
us. We may also engage various  independent  firms to provide  various  administrative  functions for us. Another  affiliate,  American
Skandia Investment  Services,  Incorporated,  currently acts as the investment manager to American Skandia Trust, one of the underlying mutual funds whose Portfolios are available as variable investment options.  We currently engage Skandia Investment  Management,  Inc., an affiliate whose indirect parent is Skandia  Insurance Company Ltd., as investment  manager for our general account.  We are under no obligation to engage or continue to engage any investment manager.

American  Skandia is in the business of issuing  variable annuity and variable life insurance  contracts.  American  Skandia  currently offers the  following  products:  (a) flexible  premium  deferred  annuities  and single  premium  fixed  deferred  annuities  that are registered  with the SEC; (b) certain other fixed deferred  annuities that are not registered with the SEC; (c) both fixed and variable immediate  adjustable  annuities;  and (d) a single premium  variable life insurance policy that is registered with the SEC. No company other than  American  Skandia has any legal  responsibility  to pay amounts that it owes under its variable  annuity and variable  life insurance contracts.

On December 19, 2002,  Skandia  Insurance  Company Ltd. (publ),  an insurance company organized under the laws of the Kingdom of Sweden
("Skandia"),  and the ultimate parent company of American Skandia Life Assurance  Corporation  (the  "Company"),  announced that it has entered into a definitive  purchase  agreement with Prudential  Financial,  Inc., a New Jersey  corporation  ("Prudential  Financial"), whereby  Prudential  Financial will acquire the Company and certain of its affiliates.  American Skandia will remain fully  responsible for all of its  contractual  obligations  to Annuity  and Policy  Owners.  Your  rights  under your  Policy will not be affected by the sale.

Consummation  of the  transaction is subject to various  closing  conditions,  including  regulatory  approvals,  filing under the Hart
Scott-Rodino  Antitrust  Improvements  Act and approval by the board of directors and  shareholders  of the mutual funds advised by the
Company's affiliates.  The transaction is expected to close during the second quarter of 2003.

SEPARATE ACCOUNT F

The benefits  provided by the Policy are our obligations.  The assets  supporting our obligations  equaling the Account Value allocated to the  variable  investment  options  are held in our  Separate  Account F. We maintain  assets in our general  account to support our obligations:  (1) equal to the Account  Value  allocated to the fixed option;  (2) equal to the Account Value in the Loan Account;  (3)
for any settlement option; and (4) for any other obligation we may have in relation to a Policy.

The  Separate  Account  was  established  under the laws of the  State of  Connecticut.  Assets in the  Separate  Account  may  support obligations  created in relation to the Policies  described in this  Prospectus or other  policies we offer.  We are the legal owner of the assets in the  Separate  Account.  Income,  gains and losses,  whether or not  realized,  are  credited or charged to the  Separate
Account  according to the terms of the Policies and any other policies  supported by the assets in the Separate  Account without regard to our other  income,  gains or losses or to the  income,  gains or losses  in any other of our  separate  accounts.  We will  maintain assets in the Separate  Account with a total market  value at least equal to the  reserves and other  liabilities  we must  maintain in relation to the life insurance  policies  supported by such assets.  These assets may only be charged with  liabilities that arise from such life insurance policies.

Separate  Account F is registered  with the U.S.  Securities and Exchange  Commission  (the "SEC") under the Investment  Company Act of
1940 as a unit  investment  trust,  which is a type of  investment  company.  This does not involve any  supervision  by the SEC of the investment  policies,  management  or  practices  of the  Separate  Account or of us. The  Separate  Account  meets the  definition  of
"separate account" under the federal securities law.

The only Sub-accounts  available to you are those offered in this Prospectus.  These  Sub-accounts are available as investment  options for other  policies we offer.  Sub-accounts  are permitted to invest in Portfolios we consider  suitable.  The  Portfolios in which the
Sub-accounts  invest are available to  Sub-accounts of other separate  accounts,  including  separate  accounts we use in relation to a number of variable  annuities.  Separate  accounts of other insurers and of various  qualified  retirement plans may also invest in the
Portfolios.

We reserve the right to combine Separate  Account F or a portion thereof with other separate  accounts;  deregister  Separate Account F under the Investment  Company Act of 1940;  operate Separate Account F as a management  investment company under the Investment Company
Act of 1940 or in any other form  permitted by law; make changes  required by any change in the  Securities Act of 1933, the Securities
Exchange Act of 1934 or the Investment  Company Act of 1940;  make changes that are necessary to maintain the tax status of your Policy under the Code; and make changes  required by any change in other Federal or state laws relating to life insurance  policies in general or variable life insurance policies in particular.

We also reserve the right to make changes to the  Sub-accounts  available  under the Policy as we determine  appropriate.  We may offer new  Sub-accounts,  eliminate  Sub-accounts,  or  combine  Sub-accounts  at our sole  discretion.  We may also close  Sub-accounts  for
Policies  purchased on or after  specified  dates.  We may also  substitute  an  underlying  mutual fund or portfolio of an  underlying mutual fund for another  underlying  mutual fund or portfolio of an  underlying  mutual fund,  subject to our receipt of any  exemptive relief that we are required to obtain under the  Investment  Company Act. We will notify Owners of changes we make to the  Sub-accounts available under the Policy.

Values and  benefits  based on  allocations  to the  Sub-accounts  will vary with the  investment  performance  of the  Portfolios,  as applicable.  We do not guarantee the  investment  results of any  Sub-account.  Your Account Value  allocated to the  Sub-accounts  may increase or decrease.  You bear the entire  investment  risk.  There is no assurance  that the Account  Value of your Policy will equal or be greater than the total of the Premium you submit to us.

                                                            THE PORTFOLIOS

Each underlying  mutual fund is registered as an open-end  management  investment  company under the Investment  Company Act. Shares of the  underlying  mutual fund  portfolios  are sold to separate  accounts of life  insurance  companies  offering  variable  annuity and variable life insurance products.  The shares may also be sold directly to qualified pension and retirement plans.

VOTING RIGHTS
You have voting  rights in relation to Account  Value  maintained  in the  Sub-accounts.  You do not have voting  rights in relation to
Account Value maintained in any Fixed Allocations, in the Loan Account or in relation to fixed payments under a settlement option.

We will vote  shares of the  Portfolios  in which the  Sub-accounts  invest in the manner  directed  by Owners,  unless we, in our sole discretion,  determine  that we are required by law or regulation to vote  otherwise.  Owners have voting rights equal to the number of shares represented by the Sub-account Units attributable to their Policy.

We will vote the shares  attributable to assets held in the  Sub-accounts  solely for us rather than on behalf of Owners,  or any share as to  which  we have  not  received  instructions,  in the same  manner  and  proportion  as the  shares  for  which we have  received instructions.  We will do so separately for each  Sub-account  from various classes that may invest in the same underlying  mutual fund portfolio.

The number of votes for a Portfolio  will be determined as of the record date for such  Portfolio as chosen by its board of trustees or board of directors, as applicable.  We will furnish Owners with proper forms and proxies to enable them to instruct us how to vote.

You may instruct us how to vote on the following  matters:  (a) changes to the board of trustees or board of directors,  as applicable;
(b) changing the independent  accountant;  (c) approval of changes to the investment advisory agreement or adoption of a new investment advisory  agreement;  (d) any  change  in the  fundamental  investment  policy;  and  (e)  any  other  matter  requiring  a vote of the shareholders.

With respect to approval of changes to the  investment  advisory  agreement,  approval of a new  investment  advisory  agreement or any change in fundamental  investment  policy,  only Owners maintaining  Account Value as of the record date in a Sub-account  investing in the applicable  Portfolio will instruct us how to vote on the matter,  pursuant to the  requirements of Rule 18f-2 under the Investment
Company Act of 1940.

American  Skandia  Trust (the  "Trust")  has  obtained an  exemption  from the  Securities  and  Exchange  Commission  that permits its investment adviser, American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of Trustees of the
Trust, to change sub-advisors for a Portfolio and to enter into new sub-advisory  agreements,  without obtaining  shareholder  approval of the changes.  This exemption (which is similar to exemptions  granted to other investment  companies that are organized in a similar manner as the Trust) is  intended  to  facilitate  the  efficient  supervision  and  management  of the  sub-advisors  by ASISI and the
Trustees.  The Trust is required,  under the terms of the exemption,  to provide certain  information to  shareholders  following these types of changes.  Other  underlying  mutual funds available as variable  investment  options under this Policy are seeking or may have obtained similar exemptions from the Securities and Exchange Commission.

RESOLVING MATERIAL CONFLICTS
The  Portfolios  may be available to  registered  separate  accounts  offering  either or both life and annuity  contracts of insurance companies not affiliated  with us. We also may offer life insurance  policies and/or annuity  contracts that offer  different  variable investment  options from those  offered under this Policy,  but which invest in the same  Portfolios.  It is possible that  differences might  arise  between our  Separate  Account F and one or more  accounts  of other  insurance  companies  which offer a Portfolio  as a
Sub-account.  It is also  possible  that  differences  might  arise  between a  Sub-account  offered  under this  Policy  and  variable investment  options  offered  under  different  life  insurance  policies or annuities we offer,  even though such  different  variable investment  options invest in the same  Portfolio.  In some cases, it is possible that the  differences  could be considered  "material conflicts."  Such a "material  conflict"  could also arise due to changes in the law (such as state  insurance  law or Federal tax law)
which affect either these different life and annuity  separate  accounts or differing life insurance  policies and annuities.  It could also arise by reason of  differences  in voting  instructions  of persons with voting  rights under our policies  and/or  annuities and those of other  companies,  persons with voting  rights under  annuities  and those with rights  under life  policies,  or persons with voting  rights under one of our life policies or annuities  with those under other life  policies or annuities we offer.  It could also arise for other reasons.  We will monitor events so we can identify how to respond to such  conflicts.  If such a conflict  occurs,  we will take the necessary  action to protect persons with voting rights under our life policies or annuities  vis-a-vis those with rights under life  policies or annuities  offered by other  insurance  companies.  We will also take the necessary  action to treat  equitably persons with voting rights under this Policy and any persons with voting rights under any other life policy or annuity we offer.

SERVICE FEES PAYABLE TO AMERICAN SKANDIA
American  Skandia or our affiliates have entered into  agreements with the investment  adviser or distributor of many of the underlying
Portfolios.  Under the terms of these agreements,  American Skandia provides  administrative and support services to the Portfolios for which a fee is paid that is generally  based on a percentage of the average assets  allocated to the Portfolios  under the Policy.  Any fees payable will be  consistent  with the  services  rendered or the expected  cost  savings  resulting  from the  arrangement.  These agreements may be different for each underlying mutual fund whose portfolios are offered as Sub-accounts.

                                                     DISTRIBUTION OF THIS OFFERING

American  Skandia  Marketing,  Incorporated  ("ASM"),  a  wholly-owned  subsidiary  of American  Skandia,  Inc.  acts as the  principal underwriter  of the  Policies.  ASM was  incorporated  under the laws of the State of Delaware on  September 8, 1987.  ASM's  principal business  address is One Corporate  Drive,  Shelton,  Connecticut  06484.  ASM acts as the  distributor of a number of annuity and life insurance  products we offer and both  American  Skandia  Trust and American  Skandia  Advisor  Funds,  Inc., a family of retail mutual funds. ASM also acts as an introducing  broker-dealer  through which it receives a portion of brokerage  commissions in connection with purchases and sales of  securities  held by portfolios  of American  Skandia Trust which are offered as underlying  investment  options under the  Policy.  ASM is a  broker-dealer  registered  with the SEC under the 1934 Act and a member of the  National  Association  of
Securities Dealers, Inc. ("NASD").

ASM will enter into  distribution  agreements with certain  broker-dealers  registered under the Securities and Exchange Act of 1934 or with  entities  which may otherwise  offer the Policies that are exempt from such  registration.  In addition,  ASM may offer  Policies directly to potential  purchasers.  Generally,  the maximum initial  commission to be paid on premiums  received is 8.5%.  However,  we may pay higher amounts under certain  situations.  In addition,  a portion of  compensation  may be paid from time to time based on all or a portion of either the  Account  Value or the Cash  Value.  We  reserve  the right to base  commissions  from  time-to-time  on the investment  options chosen by Owners,  including  investment  options that may be deemed our  "affiliates" or "affiliates" of ASM under the Investment Company Act of 1940.

We may pay an  on-going  service  fee in relation  to  providing  certain  statistical  information  upon  request by Owners  about the investment  options  and the  Portfolios.  We may make the fee payable to the service  providers  based on either the Account  Value or
Cash Value of  Policies.  Under most  circumstances,  we will  engage the  broker-dealer  of record for your  Policy,  or the entity of record if such entity could offer Policies without  registration as a broker-dealer  (i.e.  certain banks), to be your resource for the statistical  information,  and to be  available  upon  your  request  to  both  provide  and  explain  such  information  to  you.  The broker-dealer  of record or the entity of record is the firm which sold you the Policy,  unless later changed.  Some portion of the fee we pay for this service may be payable to your representative.

From time to time,  as  permitted  by law,  we may promote  the sale of our  products  such as the  Policies  offered  pursuant to this
Prospectus  through programs of non-cash rewards to registered  representatives  of  participating  broker-dealers.  We may withdraw or alter such promotions at any time.

To the extent permitted,  we may advertise certain  information  regarding the performance of the investment options that does not take into  consideration the effect of the contingent  deferred sales charge,  the sales charge, the cost of insurance charge, the mortality and expense risk charge,  administration  fee , or the  maintenance  fee (if  applicable).  This  performance  information may help you review the  performance of the investment  options and provide a basis for comparison  between the Policy's  investment  options.  This information  may be less useful when comparing the  performance of the investment  options with the  performance of investment  options provided in other variable life policies  because each plan of life insurance will have its own applicable  charges.  This  information is even less useful in comparing performance to that of any savings or investment vehicle, rather than variable life insurance.

Performance  information on the  Sub-accounts  is based on past  performance  only and is no indication of future  performance.  Actual performance  will depend on the type,  quality  and,  for some of the  Sub-accounts,  the  maturities  of the  investments  held by the
Portfolios and upon prevailing  market conditions and the response of the Portfolios to such conditions.  Actual  performance will also depend on changes in the expenses of the  Portfolios.  Such changes are reflected,  in turn, in the  Sub-accounts  which invest in such
Portfolios.  In addition,  the charges  deducted  from your Account  Value and those  assessed  against  each  Sub-account  will affect performance.

Certain of the Portfolios  existed prior to the inception of the  Sub-accounts  available under the Policy.  To the extent permitted by applicable law,  performance  quoted in advertising  regarding such  Sub-accounts may indicate periods during which the Portfolios have been in existence  but prior to the  inception of the  Sub-account(s)  or the initial  offering of the Policies.  Such  performance  is considered  hypothetical  historical  performance  because  the  Sub-accounts  did not exist  during  the period  the  performance  was achieved.  Such  hypothetical  historical  performance is calculated  using the same  assumptions  employed in  calculating  historical performance  since  inception  of the  Sub-accounts.  Any such  historical  performance  will be based on  assumptions.  These  include assumptions  regarding:  (a) the Age, tobacco usage class, risk class and gender, where applicable,  of an Insured or Insureds; (b) the
Premium and Policy Date; and (c) assumptions about a lack of transfers,  loans,  loan repayments and withdrawals  during the period for which performance is quoted.

American  Skandia Life Assurance  Corporation  may advertise its rankings  and/or ratings by independent  financial  ratings  services.
Such rankings may help you in evaluating our ability to meet our  obligations  in relation to Fixed  Allocations,  pay Death  Proceeds, make  payments  under any  settlement  options or  administer  Policies.  Such  rankings  and  ratings do not  reflect or relate to the performance of Separate Account F or the underlying Portfolios.

                                                          TAX CONSIDERATIONS

The following is a brief summary of certain  Federal tax laws as they are  currently  interpreted.  No one can be certain that the laws or  interpretations  will remain  unchanged or that agencies or courts will always agree as to how the tax law or regulations are to be interpreted.  This  discussion is not intended as tax advice.  You may wish to consult a professional  tax advisor for tax advice as to your particular situation.

Is gain in the Policy  taxed every year?  Under most  circumstances,  any gain in the Policy is not taxed  currently.  However,  if you assign or pledge the Policy,  we expect to report any gain in the Policy as then  currently  taxable as ordinary  income.  In addition, except in the case of a partial  assignment as of the Policy Date, we expect to report gain in the Policy as currently  taxable in each tax year the assignment remains in effect.

How are amounts  that I receive  before the  Insured's  death  taxed?  Amounts you  receive as a partial  withdrawal,  a loan or if you surrender  the Policy are deemed for income  tax  purposes  to come first from any gain in the  Policy.  Any gain is taxed as  ordinary income.  Any  portion of these  types of  distributions  representing  gain in the Policy may be subject to a 10% tax  penalty if taken before your age 59 1/2.

Will my Beneficiary  pay taxes on the Death Proceeds?  Under most  circumstances,  the  Beneficiary  does not pay any income tax on the
Death Proceeds.

Our taxation: We are taxed as a life insurance company under Part I, subchapter L, of the Code.

Treatment  as "life  insurance":  The  Policy  was  designed  to qualify as a life  insurance  contract  under the Code.  All terms and provisions  of the  Policy  shall be  construed  in a manner  which is  consistent  with that  design.  In order to  qualify  as a life insurance  contract for federal income tax purposes and to receive the tax treatment  normally  accorded life  insurance  under federal tax law, a policy  must  satisfy  certain  requirements  established  by the Code.  We  believe  the Policy  satisfies  the  applicable requirements.  If we determine that a Policy does not satisfy the applicable  requirements,  we may take appropriate  action to conform the Policy to the  applicable  requirements.  This action may require  making  certain  changes to your Policy which could  include the return of a portion of your  premium and the earnings  thereon and the  imposition  of higher cost of insurance  charges in the future.
We will notify you before making any such changes.

Treatment as a "modified endowment  contract":  Under most circumstances,  taxes on any gain in the Policy are `deferred' and not taxed every year.  Unless your Policy is  established  as part of an eligible  exchange of a life  insurance  policy entered into before June
21, 1988,  amounts you receive as a partial  withdrawal,  a loan or as a surrender are taxed in the same manner as distributions from a deferred  annuity before annuity payments begin.  This means that these types of  distributions  are deemed to come first from any gain in the policy and that any gain is treated as ordinary  income.  It also means that  distributions  of gain may be subject to a 10% tax penalty if taken before age 59 1/2.  Under most circumstances, the Beneficiary will not pay any income tax on the Death Proceeds.

Assignment:  If you assign or pledge any portion of the Policy,  the  transaction is treated as a  distribution  subject to taxation as ordinary  income.  The tax penalty  noted above may apply.  In addition,  except in the case of a partial  assignment  as of the Policy
Date, we expect to report gain in the Policy as currently taxable in each tax year the assignment remains in effect.

Gifts:  If you give your  Policy as a gift to an entity for which you are not the  taxpayer  or to anyone  other  than your  spouse (or former spouse incident to a divorce), the gift is treated for tax purposes as a distribution.

Aggregation  rules:  You may purchase more than one life  insurance  policy from us in the same calendar year that is treated under the
Code as a "modified endowment  contract,"  including the Policy described in this Prospectus.  If you do, all such policies are subject to "aggregation  rules." Under these rules, all of these policies must be treated as one modified  endowment  contract when determining the portion of any distribution or deemed  distribution  which is currently  taxable.  It is also possible that these aggregation rules may apply to any annuity contracts you purchase from us in the same calendar year as you purchase a Policy.

Exchanges:  Section  1035 of the Code permits  certain  income  tax-free  exchanges of life  insurance  policies.  You must comply with various  requirements  for such  exchanges  to be treated as  tax-free,  which  include,  but are not  limited to: (a) the need for the insured to be the same  individual or  individuals  before and after the exchange;  (b) the need for the owner(s) to be the same before and after the exchange;  and (c) the need to have the Debt on a Policy as of the date all premium is received equal to any  outstanding indebtedness on the life insurance  exchanged for the Policy.  If you exchange a life insurance policy  considered  entered into before
June 21, 1988 and which is not a modified  endowment  contract,  we believe the new policy  generally will not be treated as a modified endowment contract if no additional premium is paid. For those Policies not treated as modified  endowment  contracts,  we believe that loans are not treated as  distributions  and withdrawals are deemed to come first from your investment in the policy.  In addition,  we believe that the  aggregation  rules as well as the tax  treatment of  assignments,  pledges and gifts,  noted above,  would not apply.
However,  we cannot  guarantee  this tax  treatment  and advise you to consult your tax advisor  before  exchanging  any existing  life insurance policy.

There is no guidance from the Internal  Revenue  Service as to whether a partial  exchange from a life  insurance  contract is eligible for  non-recognition  treatment  under  Section  1035 of the Code for such  transactions.  In  addition,  please be  cautioned  that no specific guidance has been provided as to the impact of such a transaction for the remaining life insurance  policy,  particulary as to the subsequent  methods to be used to test for  compliance  under the Code for both the definition of life insurance and the definition of a modified endowment contract.

As of the date of this Prospectus,  we continue to report partial  surrenders of life insurance policies as subject to current taxation to the extent of any gain.  However,  we may change our reporting  procedures to treat  certain of these  transactions  as partial 1035 exchanges.  Should we do so, we reserve the right to report  transactions  that may have been designed to receive partial 1035 exchange treatment as partial  surrenders  subject to current  taxation if we, as a reporting and  withholding  agent,  believe that we would be expected to deem a transaction to be abusive.

Transfers between investment  options:  Transfers between investment options are not subject to taxation.  The Treasury  Department may promulgate  guidelines  under which a variable life insurance  policy will not be treated as life insurance for tax purposes if persons with ownership  rights have excessive  control over the investments  underlying  such a policy.  Such guidelines may or may not address the number of  investment  options or the  number of  transfers  between  investment  options  offered.  It is not known  whether  such guidelines,  if in fact  promulgated,  would have  retroactive  effect.  It is also not known what effect,  if any, such guidelines may have on  transfers  between  the  investment  options of the Policy  offered  pursuant  to this  Prospectus.  We will take any  action, including modifications to your Policy or the Sub-accounts, required to comply with such guidelines if promulgated.

Generation  skipping  transfers:  Under the Code certain taxes may be due when all or part of a life insurance policy is transferred to or a death  benefit is paid to an  individual  two or more  generations  younger  than the  policy  holder.  These  generation-skipping transfers  generally  include those subject to federal estate or gift tax rules.  There is an aggregate $1.1 million exemption from tax on all such  transfers.  We may be required to determine  whether a transaction  is a direct skip as defined in the Code and the amount of the  resulting  tax. We will deduct from your Policy or from any  applicable  payment  treated as a direct skip any amount of tax we are required to pay.  You should consult with competent tax counsel for more information on generation skipping transfers.

Diversification:  Section 817(h) of the Code provides that a variable life  insurance  policy,  in order to qualify as life  insurance, must have an  "adequately  diversified"  segregated  asset account  (including  investments  in a mutual fund by the  segregated  asset account of insurance  companies).  The Treasury Department's  regulations prescribe the diversification  requirements for variable life insurance policy.  We expect the underlying mutual fund portfolios to comply with the terms of these regulations.

Withholding:  Section  3405 of the Code  provides  for  Federal  income  tax  withholding  on the  portion of a  distribution  which is includible in the gross income of the recipient.  Amounts to be withheld  depend upon the nature of the  distribution.  However,  under most  circumstances  a recipient  may elect not to have income  taxes  withheld or have income  taxes  withheld at a different  rate by filing a completed election form with us.  A withholding form may be required.

Accelerated  Death  Benefits:  Payments of amounts that otherwise would be payable to the Beneficiary as a result of an Insured's death can qualify for the same tax-free  treatment as death benefits if certain  requirements are met. These include  requirements  regarding the terminal  illness of the Insured.  We believe  payments  under the provisions of the  accelerated  death benefit of the Policy will meet the  requirements  of the Code and the  regulations  in order to qualify as tax-free  payments.  A qualified tax advisor should be consulted as to any federal gift and estate tax  consequences  of an Owner's  exercise of the Accelerated  Death Benefit  provision and payment of the proceeds under this provision to the Insured or other parties.

Survivorship  Policies:  The Code does not directly address how certain features of a policy paying on the death of a surviving insured should be treated.  We believe such a policy should be treated as other life insurance  policies,  but there is some  uncertainty as to whether  that is the case.  If the  surviving  Insured  is an Owner,  the Death  Proceeds  payable as a result of the death of the last surviving  Insured  generally  will be treated as part of the Owner's  estate for purposes of the Federal  estate tax. If the surviving
Insured was not an Owner,  the  replacement  cost of the Policy  would be included in the estate of the Owner upon his or her death and
Death  Proceeds  payable as a result of the death of the surviving  Insured are  includible in the person's  estate if the proceeds are payable to or for the benefit of that  person's  estate or if the  surviving  Insured held  incidents of ownership in the Policy within three years prior to death.

Substandard  Risk Classes:  The Code provides  limited  guidance on the proper tax treatment of policies issued on a substandard  basis
(i.e.  those in a  substandard  risk class).  The Code limits the amount we can charge for  mortality  costs and other  expenses we use when we calculate  whether  your Policy  qualifies  as life  insurance  under the Code.  We are  required to base our  calculations  on reasonable  mortality  and other charges  reasonably  expected to be paid. We believe that the charges used for your Policy should meet the current requirement for  "reasonableness."  However,  we reserve the right to make changes to the current and guaranteed  mortality charges and factors used to determine the Required  Death Benefit,  if new  regulations or guidance is issued that requires a change to ensure that your Policy  qualifies as life  insurance  under the Code.  This could result in a change in your Death Benefit  and/or the return of a portion of your premiums and the earnings thereon.  We will continue to monitor this situation.

Other Taxes:  Amounts  received or deemed received from a Policy that may be subject to Federal income tax also may be subject to state income taxes.  The fair market value of a Policy or the Death  Proceeds may be included  under certain  circumstances  in an estate for purposes of state  inheritance  taxes or Federal estate taxes.  Federal estate and gift taxes are integrated for various  purposes.  An unlimited  marital  deduction may apply for purposes of Federal  estate and gift taxes,  which would allow  deferral of taxes until the death of the surviving spouse.

                                                       MISCELLANEOUS PROVISIONS

TRANSFERS, ASSIGNMENTS, PLEDGES
Generally,  your rights in a Policy may be transferred,  assigned or pledged at any time.  These  transactions may be subject to income taxes and certain  penalty  taxes.  You may transfer,  assign or pledge your rights to another  person at any time,  prior to the death upon which the Death  Benefit is payable.  You must request a transfer or provide us a copy of the  assignment  In Writing.  A transfer or  assignment  is  subject to our  acceptance.  We will not be deemed to know of or be  obligated  under any  assignment  prior to our receipt and acceptance thereof.  We assume no responsibility for the validity or sufficiency of any assignment.

INCONTESTABILITY
We may not contest the  validity of a Policy  after it has been in effect  during the  Insured's  lifetime for two years from the Issue
Date.  If there are two  Insureds,  this  applies  to the  lifetime  of either  Insured.  If the  Policy is  reinstated,  to the extent permitted  by law,  we may not  contest  the  validity  of a Policy  after it has been in  effect  for two  years  from the date of the reinstatement.

SUICIDE
If an Insured commits  suicide within two years of the Issue Date (or whatever  maximum period is permitted under law) or the date of a reinstatement  if allowed by law, the Death Benefit will be the greater of: (a) Premium paid less any outstanding  Debt and any partial withdrawals; or (b) the Cash Value.  All other requirements as to calculation and payment of Death Proceeds will apply.

MISSTATEMENT
If there has been a  misstatement  of age or gender of an  Insured,  all values  under the  Policy,  including  the amount of the Death
Proceeds,  will be  recalculated  from the Issue Date of the Policy based on the correct age and gender.  We will do so as specified in the Policy and as permitted by law.

BACKDATING
Depending on your Age at the time you apply for a Policy, it may be advantageous to have the Policy Date be earlier than the Issue
Date.  This is known as "backdating."  Doing so may enable you to qualify for lower cost of insurance charges.  We only permit backdating if:  (a) doing so will qualify you for a lower cost of insurance charge; and (b) the Policy Date is no earlier than the date the Application is signed and in no case more than 90 days before the Issue Date.  If you elect backdating, on the Issue Date we will deduct charges that would have been deducted as of the Policy Date and any Monthly Processing Dates between the Policy Date and the Issue Date.  To the extent permitted by law, we do not guarantee any increase in the Account Value for the period between the
Policy Date and the Issue Date.  However, we also reserve the right, to the extent permitted by law, to credit you a fixed rate of interest for such period.

PRICING TRANSACTIONS
We "price" charges,  transfers,  distributions  and payments on the date indicated  below. If such  transactions are scheduled to occur on other than a Valuation Day, we price such transactions as of the following Valuation Period:

|X|      "Scheduled"  transactions such as monthly  deductions,  transfers and  distributions  are "priced"  according to the next Unit
     Price computed after the date such  transactions  are scheduled to occur.  However,  if a transaction is "scheduled" to occur on a day other than a Valuation  Day, such  transaction  will be processed and priced on the next Valuation Day following the scheduled transaction.  "Scheduled"  transactions  include,  but are not  limited to, all charges  deducted  on a Monthly  Processing  Date, equalization  of Debt and the Account Value in the Loan Account on a Policy  Anniversary,  transfers under a dollar cost averaging program or transfers previously  scheduled with us at our Office as part of any rebalancing,  asset allocation or similar program, or any program of scheduled distributions.

|X|       "Unscheduled"  transactions  such as transfers,  loans or partial  withdrawals that are not subject to the  medically-related waiver provision are "priced"  according to the next Unit Price computed after we receive the request for such transactions at our
     Office.  "Unscheduled"  transfers include any transfers  processed in conjunction with any market timing program, or transfers not previously  scheduled with us at our Office pursuant to any  rebalancing,  asset allocation or similar program which you employ or you authorize to be employed on your behalf.  "Unscheduled"  transfers  received  pursuant to an  authorization to accept transfer instructions  using voice or data  transmission over the phone are priced as of the Valuation Period we receive the request at our
     Office for such  transactions.  We price  unscheduled  payments  sent to us as of the date we receive  such amounts at our Office.
     These include loan repayments, payments to keep a Policy in effect during a grace period or a reinstatement payment.

|X|      We price surrenders,  withdrawals subject to the  medically-related  waiver provision,  accelerated death benefit payments and payment  of Death  Proceeds  as of the date we  receive at our Office all  materials  we require  for such  transactions  and such materials are satisfactory to us.

DELAYING TRANSACTIONS
We may defer any distribution or transfer from a Fixed  Allocation or any payment under a fixed  settlement  option for a period not to exceed the lesser of six (6) months or the period  permitted by law. If we defer a distribution  or transfer from any Fixed  Allocation or any payment  under a  settlement  option for more than thirty  days,  or less where  required by law, we pay interest at the minimum rate required by law but not less than 3% per year on the amount deferred.  We may defer payment of proceeds of any  distribution  from any  Sub-account  or any transfer from a Sub-account  for a period not to exceed seven (7) calendar days from the date the  transaction is effected.  This is a delay in payment only,  and is not a delay in the pricing of any such  distribution  or transfer.  Any deferral period begins on the date such distribution or transfer would otherwise have been transacted.

All procedures,  including  distributions,  based on the valuation of the Sub-accounts may be postponed during the period:  (1) the New
York Stock  Exchange is closed (other than  customary  holidays or weekends) or trading on the New York Stock Exchange is restricted as determined by the SEC; (2) the SEC permits  postponement  and such orders;  or (3) the SEC determines  that an emergency  exists making valuation or disposal of securities not reasonably practical.

REPORTS
We send any  statements and reports  required by applicable  law or regulation to you at your last known address of record.  You should therefore  give us prompt  notice of any address  change.  We reserve  the right,  to the extent  permitted  by law and subject to your consent,  to provide any  prospectus,  prospectus  supplements,  confirmations,  statements  and reports  required by applicable law or regulation to you through our Internet Website at  http://www.americanskandia.com  or any other electronic means,  including  diskettes or CD ROMs. We send a  confirmation  statement to you each time an  unscheduled  transaction  is made  affecting  Account  Value.  Such transactions  will  generally  include  changes  in  investment  allocation  or  transfers  among  investment  options,  loans and loan repayments,  partial surrenders or withdrawals,  and any charges associated with such unscheduled transactions.  We also send quarterly statements  detailing  the  activity  affecting  your  Policy  during  the prior  quarter,  including  all  scheduled  and  unscheduled transactions.  To the extent  permitted by law,  some types of  scheduled  transactions  will only be  confirmed on a quarterly  basis.
Such  transactions  will  generally  include those  pre-authorized  charges  deducted on the Monthly  Processing  Date. You may request additional reports.  We reserve the right to charge up to $50 for each such additional report.

You should review the information in these  statements  carefully.  Any errors or corrections on  transactions  for your Policy must be reported to us at our Office as soon as possible to assure  proper  crediting  to your  Policy.  For  transactions  that are  confirmed immediately,  we assume all  transactions  are  accurate  unless you notify us  otherwise  within 30 days from the date you receive the confirmation.  For transactions  that are first or only confirmed on the quarterly  statement,  we assume all transactions are accurate unless  you  notify us within 30 days from the date you  receive  the  quarterly  statement.  We may also send an annual  report  and a semi-annual report containing  applicable financial statements for the Separate Account and the Portfolios,  as of December 31 and June
30,  respectively,  to you or, with your prior consent,  make such documents available  electronically  through our Internet Website or other electronic means.

ENTIRE CONTRACT
For any Policy issued,  the entire contract  between you and us includes the Policy form and any of the following which may be attached to the Policy:  riders or  endorsements,  the copy of any  Application  and  endorsements.  All statements  made in any Application are deemed to be  representations  and not  warranties.  No  statement is used to void a Policy or defend a claim unless it is contained in any Application attached to the Policy.

Only our President,  one of our Vice  Presidents or our Secretary may change or waive any provisions of a Policy.  Any change or waiver must be In Writing.  To the extent  permitted  by law,  we are not bound by any  promises  or  representations  made by or to any other person.

LEGAL MATTERS
Counsel for American Skandia Life Assurance Corporation has passed on the legal matters relating to the offering of these Policies.

LEGAL PROCEEDINGS
As of the date of this  Prospectus,  American  Skandia and its  affiliates  are not  involved in any legal  proceedings  outside of the ordinary  course of  business,  and know of no  material  claims.  American  Skandia  and its  affiliates  are  involved in pending and threatened  legal  proceedings in the normal course of its business,  however,  we do not anticipate that the outcome of any such legal proceedings will have a material adverse affect on the Separate  Account,  or American  Skandia's ability to meet its obligations under the Policy, or on the distribution of the Policy.

EXPERTS
The consolidated  financial  statements of American  Skandia Life Assurance  Corporation at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002,  and the financial  statements of American  Skandia Life  Assurance  Corporation
Variable  Account F at December  31, 2002 and for each of the three years in the period  ended  December  31,  2002,  appearing in this
Prospectus and  Registration  Statement  have been audited by Ernst & Young LLP,  independent  auditors,  as set forth in their reports thereon  appearing  elsewhere in this registration  statement,  and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

ILLUSTRATIONS
It is  impossible  to  illustrate  exactly how a Policy will perform in the future.  However,  you may better  understand  how a Policy works,  and may be able to better compare a Policy with other life  insurance  plans,  using  hypothetical  illustrations  based on the personal  characteristics  of the Insured(s) as well as certain  assumptions about the future.  The Company will furnish,  upon request and at no charge, a personalized  hypothetical  illustrations  based on: (a) the Age(s) of the Insured(s);  (b) the tobacco usage class and expected risk class(es) of the Insured(s);  (c) the gender of the Insured(s),  where permitted; and (d) the Face Amount you seek or the amount of Premium you intend to pay.  Where  applicable,  the Company will also furnish upon request an  illustration  for a Policy that is not affected by the sex of the Insured.

HOW TO CONTACT US

You can contact us by:
|X|      calling 1-888-554-3348.
|X|      writing to us via  regular  mail at  American  Skandia - Variable  Life  Insurance,  P.O.  Box 7040,  Bridgeport,  Connecticut
         06601-7040 or for express mail American Skandia - Variable Life Insurance,  One Corporate Drive,  Shelton,  Connecticut 06484.
         NOTE:  Failure to send mail to the proper address may result in a delay in our receiving and processing your request.
|X|      sending an email to customerservice@skandia.com or visiting our Internet Website at www.americanskandia.com.

We may require that you provide us with proper  identification  before we release  information about your Policy or accept instructions received over the phone,  the Internet or via any other  electronic  means. We may require that you provide your Social Security or tax identification  number. We also may require you to present the personal  identification  number ("PIN") we provide you after we issue a
Policy.  To the extent  permitted by law or regulation,  neither we nor any person  authorized by us will be responsible for any claim, loss, liability or expense in connection with a transaction,  including but not limited to a transfer between investment options,  over the phone,  the  Internet  or via any other  electronic  means.  However,  this will only be the case if we or such  authorized  person acted:  (a) in good faith  reliance that you  authorized  the  transaction;  and (b) on  reasonable  procedures to identify you or your designee  through a number of  verification  methods.  These  methods may include  recording  phone  conversations,  requesting  Social
Security or tax  identification  numbers,  PINs,  confirming  electronic mail addresses,  or similar means. We may be liable for losses due to unauthorized or fraudulent instructions should we not follow such reasonable procedures.

We may  require  that you submit  forms In Writing  for certain  transactions.  We require  the  written  consent of all Owners for any transaction for which we require the Owner's written consent.

Transactions  requested via telephone are recorded.  To the extent  permitted by law, we will not be responsible for any claims,  loss, liability  or  expense  in  connection  with a  transaction  requested  by  telephone  or  other  electronic  means if we acted on such transaction  instructions after following  reasonable  procedures to identify those persons authorized to perform  transactions on your
Policy  using  verification  methods  which may include a request  for your Social  Security  number,  PIN or other form of  electronic identification.  We may be liable for losses due to unauthorized or fraudulent instructions if we did not follow such procedures.

American Skandia does not guarantee access to telephonic, facsimile, Internet or any other electronic information or that we will be able to accept transaction instructions via such means at all times.  Regular and/or express mail will be the only means by which we will accept transaction instructions when telephonic, facsimile, Internet or any other electronic means are unavailable or delayed.
American Skandia reserves the right to limit, restrict or terminate telephonic, facsimile, Internet or any other electronic transaction privileges at any time.

                                                              APPENDIX A
                                        HYPOTHETICAL ILLUSTRATION OF ACCELERATED DEATH BENEFIT

The  following  are  hypothetical  illustrations  of the impact of payments  made to the Insured  under the  accelerated  death benefit provision of the Policy.  The first  hypothetical  illustration  assumes the Insured is a female,  age 45 and is in the preferred  risk class as of the Policy Date. The second  hypothetical  illustration  assumes the Insured is a male, age 65 and is in the preferred risk class as of the Policy Date.  The following other assumptions apply to both hypothetical illustrations:

1.       The Premium paid was $20,000.
2.       The Accelerated Death Benefit provision is exercised as of the 10th Policy Anniversary.
3.       The investment  options in which Account Value was allocated  have grown at a  hypothetical  average annual net rate of return of 8% since the Issue Date.
4.       There have been no loans or loan repayments.
5.       No amounts have been withdrawn.
6.       50% of the maximum available amount is taken pursuant to the accelerated death benefit provision.
7.       The 12-month  interest  rate discount  used in the  calculation  of the benefit  assumes  interest at 6% per year,  compounded yearly.

The following are various policy values immediate before and after the accelerated death benefit is paid:

                                                                  ------------------------- -------------------------
                                                                       FEMALE AGE 45              MALE AGE 65
                                                                        (NO TOBACCO)              (NO TOBACCO)
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Account Value Before the Accelerated Death Benefit is            $31,143                   $30,674
         Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Cash Value Before the Accelerated Death Benefit is Paid          $31,143                   $30,674
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Maximum Amount Available For a Loan Before the                   $28,029                   $27,607
         Accelerated Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Death Benefit Before the Accelerated Death Benefit is            $96,544                   $41,740
         Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Guaranteed Minimum Death Benefit Before the                      $29,785                   $29,381
         Accelerated Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Amount Paid as the Accelerated Death Benefit                     $22,770                    $9,844
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Account Value After the Accelerated Death Benefit is             $23,357                   $23,005
         Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Cash Value After the Accelerated Death Benefit is Paid           $23,357                   $23,005
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Maximum Amount Available For a Loan After the                    $21,022                   $20,705
         Accelerated Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Death Benefit After the Accelerated Death Benefit is             $72,408                   $31,305
         Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Guaranteed Minimum Death Benefit After the Accelerated           $22,339                   $22,036
         Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------

                                                              APPENDIX B
                                                  EXAMPLE OF REQUIRED DEATH BENEFITS

The following are representative  examples of the factors on the Policy Date for different Ages, genders and tobacco usage classes,  as well as the amount of the Required  Death Benefit if the Account Value is $100,000.  These  examples  assume that the Insured is placed in the preferred risk class (see "BUYING A POLICY - How do I buy a Policy?" for a description of risk classes.)

         Female, Age 55, not a tobacco user:
         The factor is 3.13.  $100,000 multiplied by 3.13 results in a Required Death Benefit of $313,000.

         Male, Age 60, a tobacco user:
         The factor is 1.80.  $100,000 multiplied by 1.80 results in a Required Death Benefit of $180,000.

         Female, Age 70, a tobacco user:
         The factor is 1.57169.  $100,000 multiplied by 1.57169 results in a Required Death Benefit of $157,169.

         Male, Age 75, not a tobacco user:
         The factor is 1.43.  $100,000 multiplied by 1.43 results in a Required Death Benefit of $143,000.

As noted  above,  the factors  depend on the gender  (where  permitted),  tobacco  usage  class,  risk class and  attained  Age of each
Insured.  The gender and risk class of the Insured  generally does not change after the Policy Date.  Therefore,  the only element that changes the factor after the Policy Date is the aging of the  Insured(s),  unless the  Insured(s)  applies for and we agree to a change in rating or tobacco usage class.

                             APPENDIX C - PRIOR POLICY AND SALE OF PRIOR POLICIES TO NEW JERSEY RESIDENTS

---------------------------------------------------------------------------------------------------------------------------------------
Between May 5, 1998 and October 1, 2001 American  Skandia  issued a modified  single premium  variable life insurance  policy under the marketing  name "American  Skandia  Trophy" ("AS Trophy").  The policy is no longer being issued in those  jurisdictions  from which we have received  regulatory  approval of the American Skandia SPVLI ("AS SPVLI") policy.  We are continuing to issue the Trophy policy in those  jurisdictions  from  which we have not  received  regulatory  approval  of the AS SPVLI  policy.  The AS Trophy  policy is still offered to residents of the State of New Jersey.  The State of New Jersey  requires that certain  provisions of the AS Trophy policy be modified in  accordance  with state law. The  principle  differences  between the AS SPVLI policy  offered by this  Prospectus  and the
Trophy policy are described below, as well as the additional modifications to AS Trophy for New Jersey residents.
---------------------------------------------------------------------------------------------------------------------------------------

                                                      GLOSSARY OF IMPORTANT TERMS

ACCOUNT VALUE is the value of your  allocation to each  Sub-account  and any Fixed  Allocation,  plus any earnings and less any losses, distributions  and charges  thereon,  plus the value of any amounts in the Loan Account,  plus any earnings and less any  distributions and charges thereon,  all before assessment of any contingent  deferred sales charge,  contingent  deferred tax charge or Debt. Account
Value is determined  separately for each  Sub-account and each Fixed  Allocation,  as well as for any amounts in the Loan Account,  and then totaled to determine the Account Value of your entire Policy.

CASH VALUE is the Account Value less any contingent deferred sales charge, contingent deferred tax charge and Debt.

MATURITY DATE is the Policy Anniversary  immediately following the Insured's 95th birthday,  or if there are two Insureds,  immediately following  the 95th  birthday  of the  younger  Insured,  or what would have been the younger  Insured's  95th  birthday if the younger
Insured predeceases the older Insured.

                                                           SUMMARY OF COSTS

The  following  table  provides a summary of the costs you will incur if you  surrender  the Policy or  transfer  Account  Value  among investment options.  These costs are described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                           TRANSACTION COSTS
----------------------------------------------------------------------------------------------------------------------------------------
-------------------------- ----------------------- -------------------------------------------------------------------------------------
          COST                 WHEN DEDUCTED                                         AMOUNT DEDUCTED/
                                                                                   DESCRIPTION OF COST
-------------------------- ----------------------- -------------------------------------------------------------------------------------
-------------------------- ----------------------- -------- -------- -------- -------- -------- -------- -------- -------- -------- ----
Contingent Deferred          Upon Surrender or        1        2        3        4        5        6        7        8        9     10
Sales Charge (%)                 Withdrawal
                               (Percentage of
                            Premium deducted in
                               Policy Years 1
                                through 10)
-------------------------- ----------------------- -------- -------- -------- -------- -------- -------- -------- -------- -------- ----
-------------------------- ----------------------- -------- -------- -------- -------- -------- -------- -------- -------- -------- ----
                                                    7.75%    7.50%    7.25%    6.50%    5.75%    5.00%    4.25%    3.50%    2.75%    0
-------------------------- ----------------------- -------- -------- -------- -------- -------- -------- -------- -------- -------- ----
-------------------------- ----------------------- -------- -------- -------- -------- -------- -------- -------- -------- -------- ----
Contingent Deferred Tax      Upon Surrender or        1        2        3        4        5        6        7        8        9     10
Charge (%)                       Withdrawal
                               (Percentage of
                            Premium deducted in
                               Policy Years 1
                                through 10)
-------------------------- ----------------------- -------- -------- -------- -------- -------- -------- -------- -------- -------- ----
-------------------------- ----------------------- -------- -------- -------- -------- -------- -------- -------- -------- -------- ----
                                                    2.25%    2.00%    1.75%    1.50%    1.25%    1.00%    0.75%    0.50%    0.25%    0
-------------------------- ----------------------- -------- -------- -------- -------- -------- -------- -------- -------- -------- ----
-------------------------- ----------------------- -------------------------------------------------------------------------------------
Transfer Fee                  After the 20th                                              $10.00
                              ---------------                                             ------
                           transfer each Policy
                           --------------------
                                    Year
                                    ----
-------------------------- ----------------------- -------------------------------------------------------------------------------------

The following  table provides a summary of the periodic cost you will incur while you own the Policy,  excluding the underlying  mutual fund Portfolio annual expenses.  These costs are described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                         PERIODIC POLICY COSTS
----------------------------------------------------------------------------------------------------------------------------------------
---------------------------------- -------------------------------- --------------------------------------------------------------------
              COST                          WHEN DEDUCTED                                    AMOUNT DEDUCTED/
                                                                                            DESCRIPTION OF COST
---------------------------------- -------------------------------- --------------------------------------------------------------------
---------------------------------- -------------------------------- --------------------------------------------------------------------
Sales Charge                        Monthly for the 1st 10 Policy                   0.40% per year of the Account Value
                                                Years
---------------------------------- -------------------------------- --------------------------------------------------------------------
---------------------------------- -------------------------------- ---------------------- ---------------------- ----------------------
Cost of Insurance1                             Monthly                     Minimum                Maximum            Representative2

                                     (Pro-rata from the variable
                                    and fixed investment options
                                    in which you maintain Account
                                               Value)
---------------------------------- -------------------------------- ---------------------- ---------------------- ----------------------
---------------------------------- -------------------------------- ---------------------- ---------------------- ----------------------
                                                                    $1.01 per $1,000 net    $311.27 per $1,000      $14.26 per $1,000
                                                                     amount at risk per     net amount at risk     net amount at risk
                                                                         year for a           per year for a         per year for a
                                                                         20-year-old            94-year-old            65-year old
                                                                      female/no tobacco        male/tobacco         female/no tobacco

                                                                                                                    $22.25 per $1,000
                                                                                                                   net amount at risk
                                                                                                                     per year for a
                                                                                                                   65-year-old male/no
                                                                                                                         tobacco
---------------------------------- -------------------------------- ---------------------- ---------------------- ----------------------
---------------------------------- -------------------------------- --------------------------------------------------------------------
Mortality and Expense Risk Charge               Daily                         0.90% per year of the value of each Sub-account
---------------------------------- -------------------------------- --------------------------------------------------------------------
---------------------------------- -------------------------------- --------------------------------------------------------------------
Administration Fee                              Daily                         0.25% per year of the value of each Sub-account
---------------------------------- -------------------------------- --------------------------------------------------------------------
---------------------------------- -------------------------------- --------------------------------------------------------------------
Maintenance Fee                                Monthly                  $2.50 per month unless Account Value is $75,000 or greater
---------------------------------- -------------------------------- --------------------------------------------------------------------
---------------------------------- -------------------------------- --------------------------------------------------------------------
Tax Charge                          Monthly for the 1st 10 Policy                   0.25% per year of the Account Value
                                                Years
---------------------------------- -------------------------------- --------------------------------------------------------------------

1.   The charges shown above are based on guaranteed  maximum cost of insurance  rates,  which depend on Age,  gender,  tobacco use and rate class.  They may not be  representative  of the charge that you will pay. You may request a personalized  illustration of the charge by calling us at 1-888-554-3348.
2.   The representative  purchasers for Policies issued on a single life basis are a Male and Female, Age 65, who are in the no tobacco use class.

PURCHASING A POLICY

Age Restrictions: The Insured may not be less than Age 20 or older than Age 90 on the Policy Date.

For residents of the State of New Jersey the Insured may not be less than Age 20 or older than Age 83 on the Policy Date.

Reinstatement:  You may apply for  reinstatement of the Policy if it lapses.  We must receive this application In Writing at our Office
-------------
within  three  years of the date the  lapse  occurred  as  measured  from the end of the  grace  period.  We may  require  evidence  of insurability  satisfactory  to us. In order to reinstate  your  Policy,  you also must pay us a  reinstatement  amount,  including  any applicable charges.

DEATH BENEFIT

What is the Required  Death  Benefit?  The Required  Death Benefit is the minimum  amount that must be payable at the Insured's  death, before  reduction  for any Debt,  for the  Policy to be  treated  as life  insurance  under the Code.  The  Required  Death  Benefit is determined by treating the Account Value as if it were a net single  premium.  We determine the Required  Death Benefit by dividing the
Account  Value by  factors  that are  determined  as of the  Policy  Date.  These  factors  vary by the  attained  Age,  gender  (where permitted),  tobacco  usage class and risk class of each  Insured.  When there are two  Insureds,  the factors  used to  determine  the
Required Death Benefit are based on an actuarial derivation of the factor applicable for each Insured.

For residents of the State of New Jersey the following is added to the section entitled: "How is the Death Benefit determined?":
The Death  Proceeds will include any monthly  amount  deducted  during the period between the date of death and the date Death Proceeds become payable to the Beneficiary.

ACCELERATED DEATH BENEFIT

For  residents  of the State of New Jersey the  following  sentences  replace the fourth  sentence in the  section  entitled  "How do I qualify for an Accelerated Death Benefit?" in the Prospectus:
Our requirements  include,  but are not limited to, satisfactory proof to us In Writing that the Insured (the last surviving Insured if there are two  Insureds)  became  terminally  ill,  as  defined in your  Policy  prior to or after the Issue Date of the Policy or as a result of an accident that occurred prior to or after the Issue Date of the Policy.

COSTS

What are the  transaction  costs and when are they  deducted?  We assess three types of  transaction  costs - the  contingent  deferred sales charge, the contingent deferred tax charge and the transfer fee - only under certain circumstances.

Contingent  deferred sales charge:  The contingent  deferred sales charge is a percentage of the Premium being surrendered or withdrawn
---------------------------------
that is deducted during the first nine (9) Policy Years.  The contingent  deferred sales charge applies to withdrawals of Premium,  not withdrawals of Growth,  as defined by our rules. The contingent  deferred sales charge  reimburses us for expenses related to sales and distribution of the Policy,  including  commissions,  marketing  materials and other  promotional  expenses.  It may be assessed at the time of any  partial  withdrawal  or  surrender,  unless the Policy  qualifies  for a  medically-related  waiver of these  charges,  as discussed in the section of this Prospectus entitled "Medically-Related Waiver."  The percentages are as follows:

        --------------------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
        Policy Year              1         2         3         4         5        6         7         8         9        10+
        --------------------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
        --------------------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
        Percentage (%)        7.75%      7.50%     7.25%     6.50%     5.75%    5.00%     4.25%     3.50%     2.75%       0
        --------------------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------

Exception to Contingent  Deferred  Sales  Charge:  From time to time,  and to the extent  permitted by law, we may reduce the amount of
------------------------------------------
the sales charge and the contingent  deferred  sales charge,  the period during which such charges  apply,  or both,  when Policies are sold to persons or groups of persons in a manner that  reduces  sales  expenses.  We would  consider  such factors as: (a) the size and type of group; (b) the amount of Premiums; and/or (c) other transactions where sales expenses are likely to be reduced.

No sales charge or  contingent  deferred  sales  charge is imposed  when,  as of the Policy Date,  the Owner or the Insured of a Policy
issued pursuant to this Prospectus is a member of a designated  class,  including:  (a) any parent company,  affiliate or subsidiary of ours; (b) an officer,  director,  employee,  retiree, sales representative,  or in the case of an affiliated broker-dealer,  registered representative of such company; (c) a director,  officer or trustee of any underlying mutual fund; (d) a director,  officer or employee of any investment  manager,  sub-advisor,  transfer agent,  custodian,  auditing,  legal or  administrative  services  provider that is providing investment  management,  advisory,  transfer agency,  custodianship,  auditing,  legal and/or  administrative  services to an underlying  mutual  fund or any  affiliate  of  such  firm;  (e) a  director,  officer,  employee  or  registered  representative  of a broker-dealer  or  insurance  agency  that has a then  current  selling  agreement  with us and/or  with  American  Skandia  Marketing,
Incorporated;  (f) a director,  officer,  employee or authorized representative of any firm providing us or our affiliates with regular legal, actuarial, auditing, underwriting,  claims, administrative,  computer support, marketing, office or other services; (g) the then current  spouse of any such person noted in (b) through (f) above;  (h) the parents of such person noted in (b) through (g) above;  (i)
the  child(ren) or other legal  dependent  under the age of 21 of any such person noted in (b) through (h); and (j) the siblings of any such persons noted in (b) through (h) above.

You must  notify  us at the time you  apply  for the  Policy  if you are a member of the  designated  class.  American  Skandia  is not responsible  for  monitoring  whether  you  qualify as a member of the  designated  class.  Failure to inform us that you  qualify as a member of the  designated  class may result in your Policy being subject to the  contingent  deferred  sales charge and sales charge as described above.

Contingent  deferred tax charge:  The  contingent  deferred tax charge is a percentage  of the Premium being  surrendered  or withdrawn
-------------------------------
that is deducted  during the first nine (9) Policy Years.  The contingent  deferred tax charge  applies to withdrawals of Premium,  not withdrawals  of Growth,  as defined by our rules.  The  contingent  deferred  tax  charge  reimburses  us for  expenses  related to the unamortized  portion of the state premium tax. It is assessed at the time of any partial  withdrawal  or  surrender,  unless the Policy qualifies for a Medically-Related  Waiver of these charges,  as discussed on the section of the Prospectus entitled  "Medically-Related
Waiver."  The percentages are as follows:

         -------------------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
         Policy Year             1         2         3         4         5        6         7         8         9        10+
         -------------------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
         -------------------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
         Percentage (%)        2.25%     2.00%     1.75%     1.50%     1.25%    1.00%     0.75%     0.50%     0.25%       0
         -------------------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------

What are the periodic Policy costs and when are they paid?  We assess six types of periodic Policy costs, which include the sales charge, the cost of insurance charge, the mortality and expense risk charge, the administration charge, the maintenance fee and the tax charge.

Sales  charge:  We deduct the sales charge  during the first ten (10) Policy  Years.  It is a percentage  of your Account  Value and is
-------------
the  equivalent  of 0.40% per year.  We deduct this charge from your  Account  Value on each  Monthly  Processing  Day. The charge is a percentage  of your  then  current  Account  Value.  This  charge  compensates  American  Skandia  for  expenses  related  to sales and distribution of the Policy, including commissions, marketing materials and other promotional expenses.

There are  certain  circumstances  which may result in  reduction  or  elimination  of the sales  charge.  These are  exactly  the same circumstances  that may result in reduction or elimination of the contingent  deferred sales charge,  as described above in response to the question "What are the transaction costs and when are they deducted?"

Cost of insurance  charge:  We deduct the cost of insurance  charge from your Account Value, in advance,  each Monthly  Processing Day.
-------------------------
The charge is a  percentage  of your then  current  Account  Value.  The cost of insurance  charge is intended to  compensate  American
Skandia for providing  insurance  protection under the Policy.  The cost of insurance  charge is not a constant dollar amount,  in part because it is deducted as a percentage of your Account Value.  The  percentage of your Account Value that we charge  differs  depending on four factors:  (1) whether we issue the Policy on the life of one Insured or two  Insured's;  (2) the Age(s) of the Insured(s) as of
the Policy  Date;  (3) the gender of the  Insured(s),  where  permitted;  and (4) the tobacco  usage  class(es) of the  Insured(s).  We reserve  the right to also  have the  percentage  decrease  based on the size of the  Premium.  We do not  deduct a charge  for cost of insurance once the Insured reaches Age 100.

The actual  charge is a monthly  charge.  The  breakdown  of the annual cost of insurance  charge we deduct from your Account  Value is shown  below for a Policy  issued for one  Insured.  The  charges  may change if we are  required  by law to charge the same amount for males and females.  For purposes of this and the succeeding table, "Age" is as of the Policy Date.

                           ----------------------------- -----------------------------------------------------------
                                    Risk Class                             Cost of Insurance Rate
                                                                     (annual charge - deducted monthly)
                           ----------------------------- -----------------------------------------------------------
                           ----------------------------- ----------------------------- -----------------------------
                                                               Issue Ages 20-69              Issue Age 70 -90
                           ----------------------------- ----------------------------- -----------------------------
                           ----------------------------- ----------------------------- -----------------------------
                           Male / No Tobacco                        0.55%                         0.90%
                           ----------------------------- ----------------------------- -----------------------------
                           ----------------------------- ----------------------------- -----------------------------
                           Male /Tobacco                            0.90%                         1.25%
                           ----------------------------- ----------------------------- -----------------------------
                           ----------------------------- ----------------------------- -----------------------------
                           Female / No Tobacco                      0.40%                         0.75%
                           ----------------------------- ----------------------------- -----------------------------
                           ----------------------------- ----------------------------- -----------------------------
                           Female -/Tobacco                         0.75%                         1.10%
                           ----------------------------- ----------------------------- -----------------------------

If the Policy is issued for two Insureds,  the yearly  percentages of the Account Value we deduct for the cost of insurance will depend on the tobacco  usage classes of the Insureds.  The  following  are examples of applicable  charges as of the Policy Date.  The charges will be different if we are required by law to charge the same amount for males and females.

                           ------------------------------------------- ---------------------------------------------
                                           Risk Class                             Cost of Insurance Rate
                                                                            (annual charge - deducted monthly)
                           ------------------------------------------- ---------------------------------------------
                           ------------------------------------------- ---------------------------------------------
                           Male No Tobacco/Female No Tobacco                              0.25%
                           ------------------------------------------- ---------------------------------------------
                           ------------------------------------------- ---------------------------------------------
                           Male No Tobacco/Female Tobacco                                 0.30%
                           ------------------------------------------- ---------------------------------------------
                           ------------------------------------------- ---------------------------------------------
                           Male Tobacco/Female No Tobacco                                 0.30%
                           ------------------------------------------- ---------------------------------------------
                           ------------------------------------------- ---------------------------------------------
                           Male Tobacco/Female Tobacco                                    0.35%
                           ------------------------------------------- ---------------------------------------------

Mortality  and expense  risk charge:  We assess a mortality  and expense risk charge  against the assets in the Separate  Account.  The
-----------------------------------
mortality  and expense  risk charge is 0.90% per year.  We assess this  charge each  Valuation  Period  against the daily value of each
Sub-account.

The  mortality and expense risk charge is assessed for mortality and expense  risk.  The  mortality  risk American  Skandia  assumes is that the  Policy's  cost of  insurance  charge  will be  insufficient  to pay  claims  and that  the  insured  will not live as long as expected.  The expense risk we assume is that the expenses  incurred in issuing,  distributing and administering the Policy will exceed the administration charge.

In summary,  the charges cover the risk that our  assumptions  about the mortality  risks and expenses  under this Policy are incorrect and that we have agreed not to increase these charges over time despite our actual costs.

Tax charge:  We deduct the tax charge  during the first ten (10) Policy  Years.  It is a percentage  of your  Account  Value and is the
----------
equivalent  of 0.25% per year. We deduct this charge from your Account  Value each Monthly  Processing  Day. The charge is a percentage of your then current  Account  Value.  The tax charge  reimburses  American  Skandia for the state  premium  taxes it pays on contracts which remain in force for nine years. If you surrender your Policy or take a partial  withdrawal,  we deduct a contingent  deferred tax charge, as described above in response to the question "What are the transaction costs and when are they deducted?"

ACCOUNT VALUE AND CASH VALUE

What is the Account Value?  The Account Value is the value of a Policy before any deduction for any  contingent  deferred sales charge, contingent  deferred tax charge or Debt. It is the total of the Account Value allocated to each  Sub-account  and any Fixed  Allocation plus any Account Value in the Loan Account.  You may allocate Account Value to the variable investment  options,  which are each of the
Sub-accounts  of the  Separate  Account,  or to Fixed  Allocations.  Any portion of the Account  Value  maintained  in the Loan Account serves as collateral for outstanding Policy loans.

What is the Cash Value? The Cash Value is the total Account Value less any contingent  deferred sales charge,  contingent  deferred tax charge and Debt.

CASH VALUE CREDITS

How does my Policy qualify for Cash Value Credits?  To qualify for Cash Value Credits as of any Policy  Anniversary,  the Cash Value of
your Policy must equal or exceed 200% (2X) of the Premiums  you have paid as of the Policy  Anniversary  date.  Whether your Cash Value meets or exceeds the trigger depends on the investment  performance of the investment options,  partial  withdrawals,  Debt and whether you pay back any loans or loan interest.  Please note,  even if your Account Value is greater than the Cash Value trigger,  you may not have reached the trigger amount,  since the Cash Value may be less than the Account Value due to the contingent  deferred sales charge, the contingent deferred tax charge and any Debt.

For residents of the State of New Jersey the following provisions apply for Cash Value Credits:
How does my Policy qualify for Cash Value Credits?  To qualify for Cash Value Credits as of any Policy  Anniversary,  the Cash Value of
your Policy must equal or exceed the Premiums you have paid as of the Policy  Anniversary  date you qualify plus $50,000.  Whether your
Cash Value meets or exceeds the trigger depends on the investment  performance of the investment  options,  partial  withdrawals,  Debt and whether you pay back any loans or loan  interest.  Please note,  even if your Account Value is greater than the Cash Value trigger, you may not have reached the trigger  amount,  since the Cash Value may be less than the Account  Value  because the Cash Value assumes that you surrender the Policy and are subject to the contingent deferred sales charge, as well as deducting for any Debt.

If you  surrender  your Policy or the Death  Benefit  becomes  payable and, on the date that we process the  surrender or calculate the
Death  Proceeds,  your Cash Value  equals or exceeds the Cash Value  Trigger,  we will add a pro rata  portion of the amount that would have been payable as a Cash Value Credit based on the portion of the Policy Year that has elapsed.

For example,  assume you have made premium  payments  equal to $50,000 and your Cash Value is $100,000.  Further assume that you decide to surrender  the policy in Policy Year 6 when the  Contingent  Deferred  Sales Charge is equal to 5% and the  Contingent  Deferred Tax
Charge is 1%. The Cash Value of the Policy would be $107,000  ($110,000  minus $3,000 for the  combination of the  Contingent  Deferred
Sales Charge and the  Contingent  Deferred Tax Charge).  Since the Cash Value of the Policy is greater than Premium plus  $50,000,  the
Policy would  qualify for a pro rata portion of the Cash Value  Credit.  Assuming the Policy was  surrendered  exactly in the middle of
Policy Year 6, on  surrender  your Cash Value would be  increased by the pro rata  portion  (1/2) of the 0.25%  multiplied  by the Cash
Value of the Policy.

LOANS

How much is available  for a loan?  The maximum  amount  available  as a loan is equal to 90% of your  current Cash Value.  The minimum amount you may borrow is $500.00.

For residents of the State of New Jersey the following  section replaces the section in the Prospectus  entitled "How much is available for a loan?"
The maximum amount available as a loan is equal to 75% of your current Cash Value.

Can I take a loan on an  exchange?  Subject  to our  rules,  we will  establish  a loan on a  Policy  that you  purchase  as part of an exchange  that is not subject to current  taxation in  accordance  with Section 1035 of the Code.  The amount of the loan will be equal to the loan that was in effect before you  surrendered  your prior policy.  Under our rules we will,  among other things,  increase the
Account  Value as of the Policy Date by the amount of the loan and allocate  that portion of the  increased  Account  Value to the Loan
Account as collateral  for the loan. By increasing  the Account Value,  there will be a  corresponding  increase in the Face Amount and the  Required  Death  Benefit.  In addition,  for purposes of  determining  the  Guaranteed  Minimum  Death  Benefit,  we will deem the
"Premium"  to be the amounts paid plus the loan amount as of the Policy  Date.  Any  contingent  deferred  sales charge and  contingent deferred tax charge will be based on the actual  amounts  received,  not such amounts plus the amount of the loan. All charges that are calculated  as a  percentage  of your  Account  Value will  increase  because the Account  Value will be increased by the amount of the loan.  Loans  established  as part of a 1035  exchange  will be  treated as  "preferred"  loans (See  "Loans" in the  Prospectus  for a complete description).

PARTIAL WITHDRAWALS & SURRENDERS

When can I make a partial  withdrawal?  We allow  partial  withdrawals  while the  Insured  is alive up to a maximum of 90% of the Cash
Value.  However,  you may not take a partial  withdrawal  until after the end of the right to cancel period where permitted by law. You may not make a partial withdrawal of less than $500.

Is there a charge for a partial  withdrawal?  We charge any applicable  contingent  deferred  sales charge and contingent  deferred tax charge on the portion of any partial  withdrawal  that is not treated as a "free  withdrawal"  or for which we waive such charges under the  medically-related  waiver  provision.  We take these charges  pro-rata from the investment  options in the same manner we take the
Account Value as a result of the partial withdrawal.

What amount can I take as a free  withdrawal?  In any Policy Year the maximum  amount you can take as a free  withdrawal is the greater of Growth or 10% of the Premium.

         The following examples may help show what this means.  For each example, assume that the Premium was $50,000.

|X|      Assume the Account  Value as of the  Valuation  Day we process  your  partial  withdrawal  is  $60,000.  You request a partial withdrawal of $25,000.  Assume also that you have not requested  any other partial  withdrawals  during this Policy Year.
              The free  withdrawal  amount is the greater of Growth,  which is the current  Account  Value  ($60,000)  less the Premium
              ($50,000),  or $10,000,  and 10% of the Premium,  which is $5,000.  Therefore,  we treat  $10,000 as the free  withdrawal portion of this partial  withdrawal.  Assuming that this partial  withdrawal  request occurs during the "surrender charge period," we would assess the then  applicable  contingent  deferred  sales charge and  contingent  deferred tax charge on
              $15,000,  which is the  portion of the partial  withdrawal  that  exceeds  the free  withdrawal  amount.  The  contingent deferred  sales  charge and  contingent  deferred  tax charge  would apply to the full amount of any  subsequent  partial withdrawal you request during the same Policy Year that was not eligible for a medically-related waiver.

|X|      Assume the Account Value as of the Valuation Day we process your partial  withdrawal  request for the "maximum free withdrawal amount" is $47,000.  Assume also that you have not requested any other partial  withdrawals  during this Policy Year. The free  withdrawal  amount is the  greater of  Growth,  which is the  current  Account  Value  ($47,000)  less the  Premium
              ($50,000),  or $3,000,  and 10% of the  Premium,  which is $5,000.  Therefore,  the  maximum  free  withdrawal  amount is
              $5,000.  Assuming that this partial  withdrawal  request  occurs during the  "surrender  charge  period," and there is no subsequent Growth in that Policy Year, the contingent  deferred sales charge and the contingent deferred tax charge would apply to any subsequent  surrender or partial  withdrawal that Policy Year that was not eligible for a  medically-related waiver.

MEDICALLY-RELATED WAIVER

What is a  medically-related  waiver?  A  medically-related  waiver  is a  waiver  of the  contingent  deferred  sales  charge  and the contingent  deferred  tax charge that would  otherwise  apply to a partial  withdrawal  or  surrender.  A  medically-related  waiver is available by rider to the Policy and is currently at no charge to you.

For residents of the State of New Jersey the Medically-Related Waiver provision described in the Prospectus does not apply.

MATURITY

A Policy  "matures" as of the Policy  Anniversary on which the Insured is Age 95. If there are two Insureds,  a Policy  "matures" as of the Policy  Anniversary on which the younger  Insured is Age 95 or would have been Age 95 if the younger  Insured is then deceased.  We will pay out the Cash Value once the Policy  matures.  The Policy will then end,  and we will not have any more  obligations  under the
Policy.  We may  provide a rider,  where  permitted  by law,  that  allows the  Policy to mature at a later  date if there is  adequate guidance  available to us regarding the tax treatment of all Policies if we were to permit  extension of the maturity  date.  Should we permit such extension of the maturity  date, we advise you to seek tax advice  regarding  your specific  circumstances  should you want the Policy to mature at a later date.  If the Policy is no longer  treated as life  insurance  after any  extension  of maturity  date, gain in the Policy may be taxable to you in the year of the original  maturity  date and all or a portion of the Death  Proceeds may be taxable to the beneficiary.

                                                              APPENDIX A
                                        HYPOTHETICAL ILLUSTRATION OF ACCELERATED DEATH BENEFIT
For residents of the State of New Jersey, you may request a personalized illustration showing how exercise of the Accelerated Death
Benefit will affect values under your policy.

                                                WHERE TO OBTAIN ADDITIONAL INFORMATION

A Statement of Additional  Information  is available from us without  charge upon your request.  The Statement of Addition  Information contains more  information  about this Policy.  This  Prospectus  and Statement of Addition  Information  are part of the  registration statement  we filed with the SEC  regarding  this  offering.  Additional  information  on us and this  offering is  available  in those registration  statements and the exhibits  thereto.  You may obtain copies of these  materials at the  prescribed  rates from the SEC's
Public Reference Room, 450 Fifth Street N.W.,  Washington,  D.C.,  20549-0102.  You may inspect and copy those registration  statements and exhibits thereto at the SEC's public reference  facilities at the above address,  Room 1024, and at the SEC's Regional Offices, The
Woolworth  Building,  233 Broadway,  New York, NY and 175 W. Jackson  Boulevard,  Suite 900, Chicago,  IL. These documents,  as well as documents  incorporated by reference,  may also be obtained by calling the SEC at  202-942-8090  or through the SEC's Internet  Website
(http://www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC.

For a free copy of the Statement of Additional Information, personalized hypothetical illustrations or other inquiries, please contact us at:

AMERICAN SKANDIA - VARIABLE LIFE INSURANCE
P.O. Box 7040
Bridgeport, CT  06601-7040

EXPRESS MAIL:
AMERICAN SKANDIA - VARIABLE LIFE INSURANCE
One Corporate Drive
Shelton, CT  06484

TELEPHONE:
1-888-554-3348

WEBSITE:
www.americanskandia.com
-----------------------

Investment Company Act of 1940 Registration No.:  811-08447

                                                   AMERICAN SKANDIA'S PRIVACY POLICY

At American Skandia1, the basic  principles of our privacy policy,  described in more detail below,  are (1) American  Skandia does not sell any of your  information  and (2) American  Skandia shares your nonpublic  personal  information  only to the extent  necessary to provide  and  administer  our  products  and  services to you and to make you aware of new  products  and  services.  Unless we receive authorization from you or are required or permitted to do so under law, we do not otherwise share your nonpublic personal information.

This privacy policy applies to all of American Skandia's products and services (including Annuities,  Life Insurance,  Mutual Funds and
Mutual Fund Wrap),  and any future products or services  American  Skandia may develop or provide to individuals.  We reserve the right to change our privacy policy and will keep you informed of any such changes.

I. INFORMATION WE MAY COLLECT ABOUT YOU

You may provide us with, or we may collect,  nonpublic  personal  information that allows us to provide and administer our products and services.  This includes personal financial information,  (such as net worth and annual income) and personal health information,  (such as medical history).  We only disclose personal health information with your prior written  authorization or as otherwise  permitted or required by law.  Therefore,  in the remainder of this notice,  unless otherwise noted,  references to nonpublic  personal  information exclude all personal health information.

We collect nonpublic personal information from the following sources:

o        Information we receive from you on applications or other forms such as your name, address, and social security number;
o        Information about your transactions with us, our affiliates, or others such as your account balances;
o        Information we receive from other third parties such as a consumer reporting agency; and
o        Information  we receive or obtain during your visits to our Web site. We may employ  "cookies"  while you are visiting our Web site.  A  "cookie"  is a set of  information  that our web server  assigns  to your hard drive when you visit our site.  Utilizing
     "cookies"  helps us  understand  what parts of our site you find most  useful and where you may be likely to return on our site in the future.  If you choose to disable "cookies" you may not be able to utilize our services to the fullest extent.

Please note that publicly available information, except in limited circumstances, is not considered nonpublic personal information.

II. INFORMATION THAT WE MAY DISCLOSE

We may disclose the nonpublic  personal  information  that we collect as described  above.  This applies to both current  customers and former customers.

We will share this  information  only to the extent  necessary to provide and  administer  our products and services to you and to make you  aware  of new  products  and  services.  We may  also  disclose  nonpublic  personal  information  about  you  to  affiliated  and non-affiliated  third  parties  with your  consent or as  otherwise  may be required or  permitted by law. The parties that we disclose nonpublic personal information to must abide by applicable law.

III. SERVICE PROVIDERS/JOINT MARKETING AGREEMENTS

As permitted by law, we may disclose the following  information we collect to companies or parties that perform  marketing  services on our behalf or to other  financial  institutions  with whom we have  joint  marketing  agreements:  information  we receive  from you on applications and other forms such as your name,  address and social security number and information  about your  transactions  with us, our affiliates,  or others such as your account balances.  These parties are bound by  confidentiality  terms of our agreements as well as applicable laws.

IV. POLICIES AND PRACTICES WITH RESPECT TO PROTECTING THE CONFIDENTIALITY, SECURITY, AND INTEGRITY OF YOUR INFORMATION

We restrict access to nonpublic personal information,  including personal health information,  about you to those employees who need to know that information to provide products or services to you and as otherwise  described above. We maintain physical,  electronic,  and procedural safeguards that comply with applicable law to guard your nonpublic personal information.

V.  FURTHER INFORMATION

You have the right to access your nonpublic personal information we maintain,  upon request.  You may request correction,  amendment or deletion of any  information  which you believe to be  inaccurate.  If the  information  was provided to us by a third  party,  we will direct you to the third party to correct any information it gave us.

Please submit any inquiries to us at:

Variable Annuities: American Skandia Life Assurance Co., P.O. Box 7040, Bridgeport, CT 06601-7040
Variable Life Insurance: Variable Life Insurance, American Skandia Life Assurance Co., P.O. Box 7045, Bridgeport, CT 06601-7045
Mutual Funds: American Skandia Advisor Funds, P.O. Box 8012, Boston, MA 02266-8012
Mutual Fund Wrap:  American Skandia Asset Management  Portfolios,  c/o PFPC Brokerage  Services,  P.O. Box 61503,  King of Prussia,  PA
19406-0903

For your  security,  the  request  must be signed and your  signature  notarized.  Include  all  account  numbers for which you request information.  If you have products or services across multiple platforms, a separate request for each must be sent.

--------
1 For purposes of the following notice, "American Skandia", "we", or "us" refers to American Skandia, Inc.; American Skandia Life
Assurance Corporation; American Skandia Marketing, Incorporated; American Skandia Investment Services, Incorporated; American Skandia
Information Services and Technology Corporation; American Skandia Fund Services, Inc.; American Skandia Trust; American Skandia
Advisor Funds, Inc.; and American Skandia Advisory Services, Inc.

                                                STATEMENT OF ADDITIONAL INFORMATION

The variable  investment options under the Policy are issued by AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION  SEPARATE ACCOUNT F and
AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION.  The variable  investment  options are registered under the Securities Act of 1933 and the Investment  Company Act of 1940. The fixed  investment  options  ("Fixed  Allocations")  under the Policy are issued by AMERICAN
SKANDIA LIFE ASSURANCE  CORPORATION.  The assets  supporting the Fixed Allocations are maintained in AMERICAN SKANDIA LIFE ASSURANCE
CORPORATION's general account.

                                                         TABLE OF CONTENTS

ITEM                                                                                                                   PAGE
----                                                                                                                   ----

APPENDIX E - FINANCIAL STATEMENTS FOR AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
  SEPARATE ACCOUNT F.....................................................................................................20

------------------------------------------------------------------------------------------------------------------------------------
THIS STATEMENT OF ADDITIONAL  INFORMATION IS NOT A PROSPECTUS.  YOU SHOULD READ THIS  INFORMATION  ALONG WITH THE PROSPECTUS FOR THE
POLICY FOR WHICH IT RELATES.  THE PROSPECTUS  CONTAINS  INFORMATION  THAT YOU SHOULD  CONSIDER BEFORE  INVESTING.  FOR A COPY OF THE
PROSPECTUS  SEND A WRITTEN  REQUEST  TO  AMERICAN  SKANDIA -  VARIABLE  LIFE  INSURANCE,  P.O.  BOX  7040,  BRIDGEPORT,  CONNECTICUT
06601-7040, OR CALL1-888-554-3348.
------------------------------------------------------------------------------------------------------------------------------------

Date of Prospectus:  , 2003                                                    Date of Statement of Additional Information:  , 2003

GENERAL INFORMATION ABOUT AMERICAN SKANDIA

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

American Skandia Life Assurance  Corporation  ("American  Skandia",  "we",  "our" or "us") is a wholly-owned  subsidiary of American
Skandia,  Inc. ("ASI"),  whose ultimate parent is Skandia Insurance Company Ltd., a Swedish company.  Skandia Insurance Company Ltd.
is a major worldwide  insurance company  operating from Stockholm,  Sweden which owns and controls,  directly or through  subsidiary companies,  numerous  insurance  and related  companies.  We are organized as a Connecticut  stock life  insurance  company and were originally  incorporated on May 21, 1969.  American  Skandia is subject to Connecticut  law governing  insurance  companies.  We are licensed to sell  insurance  products in each of the fifty  states of the United  States,  the District of Columbia and Puerto Rico.
American Skandia's principal business address is One Corporate Drive, Shelton, Connecticut 06484.

On December 19, 2002,  Skandia  Insurance  Company Ltd.  (publ),  an insurance  company  organized  under the laws of the Kingdom of
Sweden ("Skandia"),  and the ultimate parent company of American Skandia Life Assurance Corporation (the "Company"),  announced that it has entered  into a definitive  purchase  agreement  with  Prudential  Financial,  Inc.,  a New Jersey  corporation  ("Prudential
Financial"),  whereby  Prudential  Financial will acquire the Company and certain of its  affiliates.  American  Skandia will remain fully  responsible  for all of its contractual  obligations to Annuity and Policy Owners.  Your rights under your Policy will not be affected by the sale.

Consummation of the transaction is subject to various closing  conditions,  including  regulatory  approvals,  filing under the Hart
Scott-Rodino  Antitrust  Improvements Act and approval by the board of directors and shareholders of the mutual funds advised by the
Company's affiliates.  The transaction is expected to close during the second quarter of 2003.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT F

American  Skandia Life Assurance  Corporation  Separate  Account F, also referred to as "Separate  Account F", was established by us pursuant to Connecticut  law on October 31, 1996.  Separate  Account F also holds assets of other Policies  issued by us with values and benefits that vary according to the investment  performance  of the underlying  mutual funds or portfolios of underlying  mutual funds offered as  Sub-accounts  of Separate  Account F. The  underlying  mutual funds or  portfolios of underlying  mutual funds are referred to as the Portfolios.  Each Sub-account  invests  exclusively in a Portfolio.  You will find additional  information  about the Portfolios in their respective prospectuses.

Separate Account F is registered with the Securities and Exchange  Commission  ("SEC") under the Investment Company Act of 1940 (the
"Investment  Company  Act") as a unit  investment  trust,  which is a type of  investment  company.  Values  and  benefits  based on allocations to the  Sub-accounts  will vary with the investment  performance of the Portfolios,  as applicable.  We do not guarantee the investment results of any Sub-account.  You bear the entire investment risk.

During  the  accumulation  phase,  we  offer  a  number  of  Sub-accounts.   Certain  Sub-accounts  may  not  be  available  in  all
jurisdictions.  If and when we obtain approval of the applicable  authorities to make such  Sub-accounts  available,  we will notify
Owners of the availability of such Sub-accounts.

A brief summary of the investment  objectives and policies of each Portfolio is found in the Prospectus.  More detailed  information about the  investment  objectives,  policies,  risks,  costs and  management of the  Portfolios  are found in the  prospectuses  and statements of  additional  information  for the  Portfolios.  Also included in such  information  is the  investment  policy of each
Portfolio  regarding the acceptable  ratings by recognized  rating  services for bonds and other debt  obligations.  There can be no guarantee that any Portfolio will meet its investment objectives.

Each  underlying  mutual fund is registered  under the  Investment  Company Act, as amended,  as an open-end  management  investment company.  Each  underlying  mutual  fund  thereof  may or may not be  diversified  as defined in the  Investment  Company  Act.  The trustees or directors,  as applicable,  of an underlying mutual fund may add, eliminate or substitute  portfolios from time to time.
Generally,  each portfolio  issues a separate class of shares.  Shares of the portfolios are available to separate  accounts of life insurance  companies  offering  variable  annuity and  variable  life  insurance  products.  The shares may also be made  available, subject to obtaining all required  regulatory  approvals,  for direct purchase by various pension and retirement  savings plans that qualify for preferential tax treatment under the Internal Revenue Code ("Code").

We may make other  portfolios  available by creating new  Sub-accounts.  Additionally,  new  portfolios may be made available by the creation of new  Sub-accounts  from time to time.  Such a new portfolio may be disclosed in its prospectus.  However,  addition of a portfolio  does not require us to create a new  Sub-account  to invest in that  portfolio.  We may take other actions in relation to the Sub-accounts and/or Separate Account F.

PRINCIPAL UNDERWRITER/DISTRIBUTOR - American Skandia Marketing, Incorporated

American Skandia Marketing,  Incorporated  ("ASM"), a wholly-owned  subsidiary of ASI, is the distributor and principal  underwriter of the  Policy  described  in the  Prospectus  and this  Statement  of  Additional  Information.  American  Skandia  Life  Assurance
Corporation and American Skandia Investment Services,  Incorporated ("ASISI"),  the investment manager of American Skandia Trust and
American  Skandia  Advisor Funds,  Inc., are also  wholly-owned  subsidiaries  of ASI.  American  Skandia  Information  Services and
Technology  Corporation  ("ASIST"),  also a wholly-owned  subsidiary ASI, is a service company that provides systems and information services to American Skandia Life Assurance Corporation and its affiliated companies.

ASM acts as the  distributor  of a number of annuity  and life  insurance  products  we offer and both  American  Skandia  Trust and
American Skandia Advisor Funds,  Inc., a family of retail mutual funds. ASM also acts as an introducing  broker-dealer  through whom it receives a portion of brokerage  commissions in connection  with purchases and sales of securities held by Portfolios of American
Skandia Trust which are offered as Sub-accounts under the Policy.

ASM's principal  business address is One Corporate Drive,  Shelton,  Connecticut  06484. ASM is registered as a broker-dealer  under the Securities and Exchange Act of 1934 ("Exchange  Act") and is a member of the National  Association of Securities  Dealers,  Inc.
("NASD").

The Policy is offered on a continuous  basis.  ASM enters into  distribution  agreements  with  independent  broker-dealers  who are registered  under the Exchange Act and with entities that may offer the Policy but are exempt from  registration.  Applications  for the Policy are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed  insurance agents under state insurance law.  In addition, ASM may offer the Policy directly to potential purchasers.

Compensation  is paid to firms on sales of the  Policy  according  to one or more  schedules.  The  individual  representative  will receive a portion of the  compensation,  depending on the practice of the firm.  Compensation  is generally based on a percentage of
Purchase  Payments  made, up to a maximum of 7.0%.  Alternative  compensation  schedules are available  that provide a lower initial commission plus ongoing annual  compensation  based on all or a portion of Account Value. We may also provide  compensation to firms for providing  ongoing service to you in relation to the Policy.  Commissions and other  compensation paid in relation to the Policy do not result in any additional charge to you or to the Separate Account.

In addition,  firms may receive  separate  compensation  or  reimbursement  for,  among other things,  training of sales  personnel, marketing or other services they provide to us or our affiliates.  We or ASM may enter into  compensation  arrangements with certain firms.  These  arrangements  will not be offered to all firms and the terms of such  arrangements may differ between firms. Any such compensation  will be paid by us or ASM and will not result in any additional  charge to you. To the extent  permitted by NASD rules and other  applicable laws and  regulations,  ASM may pay or allow other  promotional  incentives or payments in the form of cash or other compensation.

ASLAC pays ASM an  underwriting  commission for its role as principal  underwriter/distributor  of all variable  insurance  products issued by ASLAC.  ASM is  responsible  for payment of  commissions to the  broker-dealer  firms who are the ultimate  sellers of the product.  ASM does not retain any  underwriting  commissions.  For the past three years, the aggregate dollar amount of underwriting commissions paid to ASM in its role as principal  underwriter/distributor  has been: 2002: 193,374,436;  2001:  $193,056,109;  2000:
$355,445,427.

Service Fees Payable by Underlying Funds

American  Skandia or our  affiliates  have  entered  into  agreements  with the  investment  adviser or  distributor  of many of the underlying  Portfolios.  Under the terms of these agreements,  American Skandia provides  administrative and support services to the
Portfolios for which a fee is paid that is generally based on a percentage of the average assets  allocated to the Portfolios  under the Policy.  Any fees payable  will be  consistent  with the services  rendered or the  expected  cost  savings  resulting  from the arrangement.  These agreements may be different for each underlying mutual fund whose portfolios are offered as Sub-accounts.

ADDITIONAL INFORMATION ABOUT CHARGES

Sales charge
We deduct the sales charge during the first ten (10) Policy Years.  The charge is assessed  daily and is the  equivalent of 0.25% of your  Account  Value per year.  We deduct  this charge from your  Account  Value on each  Monthly  Processing  Day.  The charge is a percentage of your then current Account Value.

Underwriting
We have established  certain  underwriting  standards to determine the insurability of Policy  applicants.  We require you to submit an  Application to provide  information  that enables us to determine if these  standards  have been met. We may require  additional information,  including,  but not limited to, some of the  proposed  Insured's  medical  records and may also  require the  proposed
Insured to take certain  medical  tests.  We evaluate all of this  information to determine  whether we can issue a Policy.  When we evaluate  whether to issue a Policy,  we will also determine  whether the proposed Insured is in the tobacco usage class and/or must be placed in a substandard  risk class.  If the proposed  Insured meets our standards and we have received a Premium,  we will issue a Policy.

HOW PERFORMANCE DATA IS CALCULATED

We may advertise the  performance of  Sub-accounts  using two types of measures.  These measures are "current and effective  yield", which may be used for money market-type  Sub-accounts (like the AST Money Market Sub-account) and "total return",  which may be used with other types of Sub-accounts.

The following descriptions provide details on how we calculate these measures for Sub-accounts.

Current and Effective Yield
---------------------------
The current yield of a money  market-type  Sub-account is calculated based upon the previous  seven-day period ending on the date of calculation.  The current yield of such a Sub-account is computed by determining  the change  (exclusive of capital  changes) in the
Account Value of a hypothetical  pre-existing allocation by an Owner to such a Sub-account (the "Hypothetical  Allocation") having a balance of one Unit at the beginning of the period,  subtracting  a  hypothetical  maintenance  fee, and dividing such net change in the Account Value of the Hypothetical  Allocation by the Account Value of the  Hypothetical  Allocation at the beginning of the same period to obtain the base period return,  and  multiplying the result by (365/7).  The resulting  figure will be carried to at least the nearest l00th of one percent.

We compute  effective  compound  yield for a money  market-type  Sub-account  according  to the method  prescribed  by the SEC.  The effective  yield reflects the  reinvestment  of net income earned daily on assets of such a Sub-account.  Net investment  income for yield quotation purposes will not include either realized or capital gains and losses or unrealized appreciation and depreciation.

Shown below are the current and effective  yields for a hypothetical  contract.  The yield is calculated based on the performance of the AST Money Market  Sub-account  during the last seven days of the calendar  year ending prior to the date of the  Prospectus  and the Statement of Additional  Information.  At the beginning of the seven day period, the hypothetical  contract had a balance of one
Unit. The current and effective  yields reflect the mortality and expense risk charge and  administration  charge  deducted  against the  Sub-account.  The mortality and expense risk charge and  administration  charge  compensate  American Skandia for providing the insurance  benefits  under the Policy.  In an extremely low interest rate  environment,  money market  yields,  after  deducting the mortality and expense risk charge and administration  charge,  may be negative,  even though the Portfolio's yield (before deducting the  mortality  and expense  risk charge and  administration  charge) is  positive.  Please note that  current and  effective  yield information will fluctuate.  This  information may not provide a basis for comparisons with deposits in banks or other  institutions which pay a fixed yield over a stated  period of time,  or with  investment  companies  which do not serve as  underlying  funds for variable life insurance.

                      Sub-account                       Current Yield                     Effective Yield
                      -----------                       -------------                     ---------------
                   AST Money Market

Total Return
------------
Total return for the other, non-money market-type Sub-accounts is computed by using the formula:

         P(1+T)n = ERV

         where:

         P = a hypothetical allocation of $1,000;

         T = average annual total return;

         n = the number of years over which total return is being measured; and

         ERV = the Account  Value of the  hypothetical  $1,000  payment as of the end of the period over which total return is being measured.

We may advertise the  performance of the  Portfolios in the form of "Standard" and  "Non-standard"  Total Returns.  "Standard  Total
Return" figures assume a hypothetical  initial  investment of $1,000 allocated to a Sub-account during the most recent one, five and ten year periods (or since the inception  date that the  Portfolio  has been offered as a  Sub-account,  if less).  "Standard  Total
Return"  figures  assume that the sales charge,  the cost of insurance,  mortality and expense risk charge,  administration  fee and maintenance  fee (if  applicable)  ("Maintenance  Charges")  are  deducted  and that the  Policy  is  surrendered  at the end of the applicable  period,  meaning  that any  contingent  deferred  sales  charge  that  would  apply  upon  surrender  is also  deducted.
"Non-standard  Total Return" figures  include any  performance  figures that do not meet the SEC's rules for Standard Total Returns.
Non-standard  Total Returns are  calculated in the same manner as  standardized  returns except that the figures may not reflect all fees and charges.  In particular,  they may assume no surrender at the end of the applicable period so that the contingent  deferred sales  charge does not apply.  "Non-standard  Total  Returns"  may also assume  that the  maintenance  fee does not apply due to the average  Account Value being $75,000 or greater,  where the charge is waived.  Non-Standard  Total  Returns must be  accompanied  by
Standard Total Returns.

Some of the  underlying  Portfolios  existed  prior to the  inception  of these  Sub-accounts.  Performance  quoted  in  advertising regarding  such  Sub-accounts  may indicate  periods during which the  Sub-accounts  have been in existence but prior to the initial offering of the Policies,  or periods during which the  underlying  Portfolios  have been in existence,  but the  Sub-accounts  have not. Such hypothetical  historical  performance is calculated using the same assumptions  employed in calculating actual performance since inception of the  Sub-accounts.  Hypothetical  historical  performance of the underlying  Portfolios prior to the existence of the Sub-accounts may only be presented as Non-Standard Total Returns.

As described in the  Prospectus,  Policies may be offered in certain  situations in which the  contingent  deferred  sales charge or certain other  charges or fees may be eliminated or reduced.  Advertisements  of  performance  in connection  with the offer of such
Policies will be based on the charges applicable to such Policies.

Shown below are total return  figures for the periods  shown.  Figures are shown only for  Sub-accounts  operational  as of December
31,  2002.  The  "inception-to-date"  figures  shown  below are based on the  inception  date of the  Portfolio.  "N/A"  means  "not applicable"  and indicates that the Portfolio was not in operation for the applicable  period.  Any  performance of such  Portfolios prior to inception of a Sub-account  is provided by the underlying  mutual funds.  The Total Return for any  Sub-account  reflecting performance prior to such Sub-account's inception is based on such information.

Some of the Portfolios may be subject to an expense  reimbursement  or waiver that, in the absence of such  reimbursement or waiver, would reduce the Portfolio's performance.

The performance  quoted in any advertising  should not be considered a  representation  of the performance of these  Sub-accounts in the future since  performance is not fixed or guaranteed in any way. Actual  performance  will depend on the type,  quality and, for some of the  Sub-accounts,  the maturities of the investments held by the Portfolios and upon prevailing  market  conditions and the response of the  investment  manager of the Portfolios to such  conditions.  Actual  performance  will also depend on changes in the expenses of the Portfolios.  In addition, the amount of charges assessed against each Sub-account will affect performance.

The  performance  information  may be useful in reviewing and comparing the  performance  of the  Sub-accounts,  and for providing a basis for comparison with Sub-accounts  offered under other policies.  This performance  information may be less useful in providing a basis for  comparison  with other  investments  that neither  provide  some of the benefits of such  policies nor are treated in a similar fashion under the Code.

                                                      TO BE FILED BY AMENDMENT
                                        ------------------------------------------------- - -------------------------------------------
                                        Standard Total Return                               Non-Standard Total Return
                                        ------------------------------------------------- - -------------------------------------------
                                        ------------------------------------------------- - -------------------------------------------
                                        (Assuming  maximum  contingent   deferred  sales    (Assuming  no  contingent  deferred  sales
                                        charge and "Maintenance Charges")                   charge and no "Maintenance Charges)
                                        ------------------------------------------------- - -------------------------------------------

------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
                                             1        3         5       10    Inception        1        3        5        10    Inception
                                            Year    Years     Years   Years    to Date        Year    Years    Years             to Date
                                                                                                                       Years
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Strong International Equity
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST William Blair International Growth
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST American Century International Growth
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST DeAM International Equity
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST MFS Global Equity
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST PBHG Small-Cap Growth
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST DeAM Small-Cap Growth
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Federated Aggressive Growth
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Goldman Sachs Small-Cap Value
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Gabelli Small-Cap Value
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST DeAM Small-Cap Value
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Goldman Sachs Mid-Cap Growth
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Neuberger Berman Mid-Cap Growth
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Neuberger Berman Mid-Cap Value
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Alger All-Cap Growth
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Gabelli All-Cap Value
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST T. Rowe Price Natural Resources
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Alliance Growth
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST MFS Growth
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Marsico Capital Growth
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Goldman Sachs Concentrated Growth
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST DeAM Large-Cap Growth
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST DeAM Large-Cap Value
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Alliance/Bernstein Growth + Value
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Sanford Bernstein Core Value
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Cohen & Steers Realty
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Sanford Bernstein Managed Index 500
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST American Century Income & Growth
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Alliance Growth and Income
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST MFS Growth with Income
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST INVESCO Equity Income
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST DeAM Global Allocation
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST American Century Strategic Balanced
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST T. Rowe Price Asset Allocation
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST T. Rowe Price Global Bond
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Federated High Yield
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Lord Abbett Bond-Debenture
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST DeAM Bond
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST PIMCO Total Return Bond
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST PIMCO Limited Maturity Bond
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Money Market
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------

------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
MV Emerging Markets
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------

------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
INVESCO Dynamics
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
INVESCO Technology
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
INVESCO Health Sciences
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
INVESCO Financial Services
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
INVESCO Telecommunications
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------

------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
                                             1        3         5       10    Inception        1        3        5        10    Inception
                                            Year    Years     Years   Years    to Date        Year    Years    Years             to Date
                                                                                                                       Years
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------

------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
Evergreen VA Global Leaders
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
Evergreen VA Special Equity
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
Evergreen VA Omega
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------

------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
ProFund VP Europe 30
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
ProFund VP Bear
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
ProFund VP Bull Plus
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
ProFund VP OTC
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
ProFund VP UltraOTC
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
ProFund VP UltraSmall-Cap
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------

------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
SP Jennison International Growth
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------

------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
Rydex Variable Trust:
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
Rydex Nova
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
Rydex Ursa
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
Rydex OTC
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------

HOW THE UNIT PRICE IS DETERMINED

For each  Sub-account  the initial Unit Price was $10.00.  The Unit Price for each  subsequent  period is the net investment  factor for that  period,  multiplied  by the Unit Price for the  immediately  preceding  Valuation  Period.  The Unit Price for a Valuation
Period applies to each day in the period.  The net investment  factor is an index that measures the investment  performance  of, and charges assessed  against,  a Sub-account  from one Valuation  Period to the next. The net investment  factor for a Valuation Period is: (a) divided by (b), less (c) where:

a.       is the net result of:

1.       the net asset value per share of the Portfolio shares held by that  Sub-account at the end of the current  Valuation Period plus the per share  amount of any  dividend or capital  gain  distribution  declared  and unpaid  (accrued) by the
                  Portfolio; plus or minus

2.       any per share charge or credit  during the  Valuation  Period as a provision  for taxes  attributable  to the  operation or maintenance of that Sub-account.

b.       is the net result of:

1.       the net asset  value per share of the  Portfolio  shares held by that  Sub-account  at the end of the  preceding  Valuation
                  Period plus the per share  amount of any dividend or capital gain  distribution  declared and unpaid  (accrued) by the Portfolio; plus or minus

2.       any per share  charge or credit  during  the  preceding  Valuation  Period as a  provision  for taxes  attributable  to the operation or maintenance of that Sub-account.

c.       is the  mortality  and expense risk charge and  administration  charge  deducted  daily  against the assets of the Separate
              Account.

We value the assets in each Sub-account at their fair market value in accordance with accepted  accounting  practices and applicable laws and regulations.  The net investment factor may be greater than, equal to, or less than one.

GENERAL INFORMATION

Voting Rights
-------------
You have voting rights in relation to Account Value  maintained  in the  Sub-accounts.  You do not have voting rights in relation to
Account Value maintained in any Fixed Allocations.

We will vote shares of the Portfolios in which the Sub-accounts  invest in the manner directed by Owners.  Owners give  instructions equal to the number of shares represented by the Sub-account Units attributable to their Policy.

We will vote the shares  attributable  to assets  held in the  Sub-accounts  solely for us rather  than on behalf of Owners,  or any share as to which we have not received  instructions,  in the same manner and  proportion  as the shares for which we have  received instructions.  We will do so separately for each Sub-account of the Separate Account that may invest in the same Portfolio.

The number of votes for a Portfolio  will be  determined  as of the record date for such  underlying  mutual  fund or  portfolio  as chosen by its board of trustees or board of  directors,  as  applicable.  We will  furnish  Owners with proper  forms and proxies to enable them to instruct us how to vote.

You may  instruct  us how to vote on the  following  matters:  (a)  changes  to the  board of  trustees  or board of  directors,  as applicable;  (b) changing the independent  accountant;  (c) any change in the fundamental  investment  policy;  (d) any other matter requiring  a vote of the  shareholders;  and (e)  approval  of changes to the  investment  advisory  agreement  or adoption of a new investment  advisory  agreement.  American  Skandia Trust (the "Trust") has obtained an exemption  from the  Securities and Exchange
Commission that permits its investment adviser,  American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of  Trustees  of the Trust,  to change  sub-advisors  for a Portfolio  and to enter into new  sub-advisory  agreements, without obtaining  shareholder  approval of the changes.  This exemption (which is similar to exemptions granted to other investment companies that are organized in a similar manner as the Trust) is intended to facilitate  the efficient  supervision  and management of the  sub-advisors  by ASISI and the  Trustees.  The Trust is  required,  under the terms of the  exemption,  to  provide  certain information to shareholders following these types of changes.

With respect to approval of changes to the investment  advisory  agreement,  approval of a new investment  advisory agreement or any change in fundamental  investment policy, only Owners maintaining Account Value as of the record date in a Sub-account  investing in the applicable  underlying  mutual fund portfolio will instruct us how to vote on the matter,  pursuant to the  requirements of Rule
18f-2 under the Investment Company Act.

Modification
------------
We reserve the right to do any or all of the following:  (a) combine any Sub-account(s) with any other  Sub-account(s);  (b) combine
Separate  Account F or a portion  thereof with other  separate  accounts;  (c)  deregister  Separate  Account F under the Investment
Company Act of 1940; (d) operate Separate Account F as a management  investment  company under the Investment Company Act of 1940 or in any other form permitted by law; (e) make changes  required by any change in the Securities Act of 1933, the Securities  Exchange
Act of 1934 or the  Investment  Company Act of 1940;  (f) make changes that are  necessary to maintain the tax status of your Policy under the Code; and (g) make changes  required by any change in other Federal or state laws relating to life  insurance  policies in general or variable life insurance policies in particular.

We also may make  additional  Sub-accounts  available to you from time to time.  These  Sub-accounts  will invest in  Portfolios  we believe to be suitable for the Policy.  We may or may not make a new  Sub-account  available  to invest in any new  portfolio of one of the current underlying mutual funds should such a portfolio be made available to Separate Account F.

We may  eliminate  Sub-accounts,  combine  two or more  Sub-accounts  or  substitute  one or more  new  underlying  mutual  funds or portfolios  for the one in which a  Sub-account  is  invested.  Substitutions  may be  necessary if we believe a Portfolio no longer suits the purpose of the Policy.  This may happen due to a change in laws or regulations,  or a change in the investment  objectives or  restrictions  of a Portfolio,  or because the Portfolio is no longer  available  for  investment,  or for some other reason.  We would obtain prior  approval from the insurance  department  of our state of domicile,  if so required by law,  before making such a substitution,  combination,  deletion or addition.  We also would obtain prior approval from the SEC so long as required by law, and any other required approvals before making such a substitution, combination, deletion or addition.

Deferral of Transactions
------------------------
We may defer any  distribution  or transfer  from a Fixed  Allocation  or Death  Proceeds for a period not to exceed the lesser of 6 months or the period  permitted by law. If we defer a distribution  or transfer from any Fixed  Allocation or any Death Proceeds for more than thirty days,  or less where  required by law, we pay interest at the minimum rate  required by law but not less than 3% or at least 4% if required by your  contract,  per year on the amount  deferred.  We may defer payment of proceeds of any  distribution from any  Sub-account  or any transfer from a Sub-account  for a period not to exceed 7 calendar days from the date the  transaction is effected.  Any deferral period begins on the date such distribution or transfer would otherwise have been transacted.

There may be circumstances  where the NYSE is open,  however,  due to inclement  weather,  natural  disaster or other  circumstances beyond  our  control,  our  offices  may  be  closed  or  our  business  processing  capabilities  may be  restricted.  Under  those circumstances,  your Account Value may fluctuate  based on changes in the Unit Values,  but you may not be able to transfer  Account
Value, or make a purchase or redemption request.

The NYSE is closed on the following nationally  recognized  holidays:  New Year's Day, Martin Luther King, Jr. Day, Presidents' Day,
Good Friday,  Memorial Day,  Independence  Day,  Labor Day,  Thanksgiving,  and Christmas.  On those dates,  we will not process any financial transactions involving purchase or redemption orders.

American Skandia will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
|X|      trading on the NYSE is restricted;
|X|      an emergency exists making redemption or valuation of securities held in the separate account impractical; or
|X|      the SEC, by order, permits the suspension or postponement for the protection of security holders.

Ending the Offer
----------------
We may limit or discontinue offering Policies.  Existing Policies will not be affected by any such action.

REGULATION

We are organized as a Connecticut stock life insurance company,  and are subject to Connecticut law governing  insurance  companies.
We are regulated and supervised by the  Connecticut  Commissioner  of Insurance.  By March 1 of every year, we must prepare and file an annual statement,  in a form prescribed by the Connecticut  Insurance  Department,  which covers our operations for the preceding calendar  year,  and must prepare and file our  statement of financial  condition as of December 31 of such year.  The  Commissioner and his or her agents have the right at all times to review or examine our books and assets.  A full  examination  of our operations will be  conducted  periodically  according  to the rules and  practices of the  National  Association  of  Insurance  Commissioners
("NAIC").  We are subject to the insurance laws and various  Federal and state  securities  laws and  regulations  and to regulatory agencies,  such as the Securities and Exchange Commission and the Connecticut  Banking  Department,  which administer those laws and regulations.

We can be assessed up to prescribed  limits for  policyholder  losses  incurred by insolvent  insurers under the insurance  guaranty fund laws of most states.  We cannot  predict or estimate the amount any such future  assessments we may have to pay.  However,  the insurance  guaranty laws of most states  provide for  deferring  payment or exempting a company from paying such an assessment if it would threaten such insurer's financial strength.

Several  states,  including  Connecticut,  regulate  insurers  and  their  affiliates  under  insurance  holding  company  laws  and regulations.  This applies to us and our  affiliates.  Under such laws,  inter-company  transactions,  such as dividend  payments to parent  companies  and transfers of assets,  may be subject to prior notice and  approval,  depending on factors such as the size of the transaction in relation to the financial position of the companies.

Currently,  the federal government does not directly regulate the business of insurance.  However,  federal legislative,  regulatory and judicial  decisions and initiatives  often have  significant  effects on our business.  Types of changes that are most likely to affect our business include changes to: (a) the taxation of life insurance  companies;  (b) the tax treatment of insurance products;
(c) the securities laws,  particularly as they relate to insurance and annuity products;  (d) the "business of insurance"  exemption from many of the provisions of the anti-trust  laws; and (e) any  initiatives  directed  toward  improving the solvency of insurance companies.  We would also be affected by federal  initiatives  that have impact on the  ownership of or  investment in United States companies by foreign companies or investors.

INDEPENDENT AUDITORS

The consolidated  financial  statements of American  Skandia Life Assurance  Corporation at December 31, 2002 and 2001, and for each of the three years in the period  ended  December 31,  2002,  appearing in this  Prospectus  and  Registration  Statement  have been audited by Ernst & Young LLP,  independent  auditors,  as set forth in their report  thereon  appearing  elsewhere  herein,  and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

LEGAL EXPERTS

Counsel  for  American  Skandia  Life  Assurance  Corporation  has passed on the legal  matters  with  respect  to Federal  laws and regulations applicable to the issue and sale of the Policies and with respect to Connecticut law.

FINANCIAL STATEMENTS
American Skandia Life Assurance Corporation Separate Account F

The statements which follow in Appendix E are those of American Skandia Life Assurance  Corporation  Separate Account F Sub-accounts as of December  31, 2002 and for the years ended  December  31,  2002 and 2001.  There are other  Sub-accounts  included in Separate
Account F that are not available in the product described in the applicable prospectus.

To the extent and only to the extent that any statement in a document  incorporated  by reference  into this Statement of Additional
Information  is modified or superseded  by a statement in this  Statement of Additional  Information  or in a later-filed  document, such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.

We furnish you  without  charge a copy of any or all the  documents  incorporated  by  reference  in this  Statement  of  Additional
Information,  including  any exhibits to such  documents  which have been  specifically  incorporated  by  reference.  We do so upon receipt of your written or oral  request.  Please  address  your request to American  Skandia - Variable  Life  Insurance,  P.O. Box
7040, Bridgeport, Connecticut 06601-7040.  Our phone number is 1-888-554-3348.

                                                             APPENDIX A
                                              DETERMINATION OF REQUIRED DEATH BENEFITS

The following are examples of how we determine the Required  Death  Benefit.  For more  information  on the Required  Death Benefit, please see the Prospectus.

The Required Death Benefit is calculated by multiplying the Account Value on the calculation  date by the applicable  Required Death
Benefit Factor.  American  Skandia's  Required Death Benefit Factors are initially greater than those required under the Code due to our use of "enhancement" factors.  These factors reduce over time until they equal those required by the Code.

|X|      The Net Single  Premium  Factor  varies with the gender,  risk class and attained  age of the Insured,  and changes on each
         Monthly  Processing  Day.  The Net  Single  Premium  Factors  provided  in the table  below are those  that apply on Policy
         Anniversaries for Insureds in the preferred risk class.  Other Net Single Premium Factors are available on request.
|X|      Initial Values and Grading  Periods for the Enhanced  Death Benefit  Factor depend on the Issue Age,  gender and risk class of the Insured.

The Required  Death  Benefit  Factors are  calculated  based on how many Policy  Months have elapsed as of the  calculation  date as follows:
|X|      If the number of Policy Months  elapsed  exceed the Grading  Period,  the Required  Death Benefit  Factor is the reciprocal
         (inverse) of the Net Single Premium Factor.  No rounding is performed.
|X|      If the number of Policy Months elapsed is less than the Grading Period:
1.       The Initial Value of the Enhanced Death Benefit Factor is pro-rated for the number of months  elapsed,  assuming a value of
                  1.0 at the end of the Grading Period.
2.       The Required Death Benefit  Factor is derived by dividing the resulting  Enhanced Death Benefit Factor (from Step 1) by the
                  Net Single Premium Factor  applicable on the  calculation  date, and then rounding the result to the higher second decimal place.

|X|      In either case, the resulting  Required  Death Benefit  Factor is multiplied by the Account Value,  with the result rounded to the higher cent, to determine the Required Death Benefit.

                                                         Numerical Examples

Below are the Net Single Premium Factors for single life policies that are used when determining the Required Death Benefit under the Policy.

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
         Attained     No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            16          0.12963390        0.16009274       0.11257102       0.12801156       0.12624240       0.15379972
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            17          0.13350990        0.16482381       0.11626211       0.13223719       0.13008425       0.15842990
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            18          0.13746753        0.16963475       0.12007734       0.13659217       0.13401438       0.16314246
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            19          0.14153726        0.17455566       0.12402201       0.14108225       0.13805473       0.16797620
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            20          0.14574173        0.17962592       0.12810169       0.14573092       0.14223668       0.17295402
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            21          0.15011300        0.18487762       0.13233102       0.15054499       0.14657511       0.17811638
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            22          0.15468407        0.19035209       0.13671633       0.15554021       0.15111146       0.18348812
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            23          0.15947169        0.19609174       0.14127297       0.16071568       0.15585376       0.18911141
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            24          0.16449315        0.20210734       0.14599935       0.16607915       0.16081898       0.19499651
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            25          0.16975777        0.20842630       0.15090264       0.17163871       0.16600752       0.20116228
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            26          0.17528370        0.21506873       0.15599030       0.17740280       0.17144542       0.20762813
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            27          0.18106444        0.22202337       0.16126157       0.18336352       0.17712572       0.21438187
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            28          0.18710192        0.22928701       0.16673283       0.18953793       0.18304988       0.22142732
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            29          0.19339827        0.23685672       0.17240410       0.19592713       0.18921958       0.22876078
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            30          0.19995591        0.24472213       0.17827555       0.20253255       0.19563677       0.23637099
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            31          0.20677758        0.25288086       0.18436426       0.20935586       0.20231182       0.24426245
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            32          0.21385824        0.26133096       0.19067131       0.21641516       0.20923938       0.25243247
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            33          0.22120112        0.27007096       0.19720623       0.22371317       0.21642231       0.26087879
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            34          0.22880190        0.27909252       0.20397083       0.23124517       0.22385590       0.26959962
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            35          0.23666443        0.28839519       0.21096724       0.23901450       0.23154361       0.27859373
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            36          0.24479300        0.29797194       0.21819791       0.24702500       0.23948931       0.28785315
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            37          0.25319239        0.30781646       0.22564981       0.25524273       0.24769738       0.29737055
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            38          0.26185275        0.31790915       0.23331794       0.26365660       0.25615737       0.30712499
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            39          0.27077968        0.32824513       0.24120543       0.27225592       0.26487439       0.31711037
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            40          0.27997937        0.33881358       0.24931586       0.28103783       0.27385412       0.32731445
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            41          0.28944408        0.34959804       0.25763805       0.28997812       0.28308809       0.33772590
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            42          0.29918112        0.36059636       0.26617629       0.29907464       0.29258303       0.34833434
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            43          0.30919858        0.37180105       0.27494287       0.30834009       0.30234636       0.35914369
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            44          0.31949833        0.38320590       0.28395074       0.31778793       0.31238625       0.37014593
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            45          0.33008312        0.39479983       0.29321352       0.32743236       0.32270476       0.38133424
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            46          0.34094988        0.40658559       0.30273122       0.33727474       0.33329793       0.39270942
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            47          0.35210328        0.41857348       0.31251165       0.34732403       0.34417635       0.40428598
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            48          0.36354910        0.43075764       0.32255644       0.35759012       0.35533829       0.41606161
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            49          0.37528789        0.44313412       0.33287496       0.36807083       0.36678977       0.42802374
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            50          0.38732157        0.45569538       0.34346396       0.37875863       0.37853159       0.44017339
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            51          0.39964112        0.46842508       0.35432120       0.38965354       0.39055335       0.45249062
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            52          0.41223322        0.48129326       0.36544560       0.40075685       0.40284631       0.46495227
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            53          0.42508065        0.49426776       0.37682437       0.41204677       0.41539139       0.47752681
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            54          0.43816265        0.50730942       0.38845251       0.42350919       0.42817170       0.49018022
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            55          0.45146679        0.52039785       0.40034513       0.43516109       0.44117844       0.50289719
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            56          0.46497772        0.53352594       0.41250657       0.44701527       0.45439952       0.51567545
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            57          0.47868855        0.54669473       0.42496076       0.45910324       0.46783659       0.52852057
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            58          0.49260607        0.55990873       0.43773904       0.47147483       0.48149937       0.54144102
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            59          0.50671422        0.57317616       0.45086858       0.48416523       0.49537914       0.55445319
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            60          0.52099089        0.58649165       0.46434484       0.49718535       0.50946034       0.56755388
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            61          0.53541366        0.59982029       0.47814970       0.51050770       0.52371650       0.58070830
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            62          0.54996037        0.61311231       0.49224193       0.52407379       0.53812102       0.59386520
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            63          0.56458202        0.62631227       0.50656415       0.53779137       0.55262416       0.60696230
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            64          0.57923646        0.63936744       0.52104933       0.55157948       0.56718262       0.61994344
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
        Attained      No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
           Age
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           65           0.59389291        0.65224292       0.53567091       0.56540516       0.58176409       0.63277422
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           66           0.60853177        0.66493907       0.55042657       0.57927661       0.59634722       0.64545639
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           67           0.62314467        0.67747232       0.56534194       0.59323274       0.61093399       0.65801141
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           68           0.63773444        0.68987503       0.58045603       0.60735458       0.62553688       0.67048380
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           69           0.65229277        0.70216920       0.59580381       0.62169427       0.64015184       0.68290596
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           70           0.66679125        0.71433938       0.61137598       0.63625855       0.65475695       0.69526957
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           71           0.68117719        0.72634796       0.62712394       0.65099076       0.66930420       0.70753863
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           72           0.69537993        0.73812786       0.64295703       0.66575568       0.68371928       0.71963903
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           73           0.70930323        0.74959224       0.65875930       0.68042080       0.69790113       0.73147569
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           74           0.72286756        0.76067274       0.67441814       0.69486369       0.71176925       0.74297665
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           75           0.73603216        0.77130870       0.68985586       0.70900356       0.72527730       0.75408193
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           76           0.74880052        0.78147546       0.70503062       0.72281655       0.73842226       0.76477150
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           77           0.76119859        0.79122435       0.71994675       0.73632274       0.75122775       0.77510275
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           78           0.77327473        0.80064136       0.73462837       0.74957577       0.76374088       0.78515851
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           79           0.78507793        0.80980782       0.74909157       0.76261900       0.77600693       0.79502238
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           80           0.79661687        0.81875666       0.76332111       0.77545541       0.78803230       0.80472518
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           81           0.80785978        0.82747460       0.77725831       0.78804339       0.79978219       0.81425300
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           82           0.81874169        0.83590607       0.79081723       0.80031378       0.81118884       0.82355100
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           83           0.82917071        0.84396602       0.80389497       0.81218361       0.82215906       0.83253950
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           84           0.83907369        0.85159817       0.81642085       0.82351814       0.83262246       0.84114315
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           85           0.84842557        0.85880908       0.82836893       0.83430739       0.84255660       0.84936568
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           86           0.85725664        0.86567441       0.83975596       0.84458710       0.85199099       0.85726826
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           87           0.86563114        0.87232928       0.85063245       0.85442384       0.86099077       0.86495742
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           88           0.87365927        0.87884551       0.86107243       0.86392517       0.86965614       0.87251155
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           89           0.88148342        0.88528671       0.87117516       0.87321445       0.87811517       0.88001027
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           90           0.88925279        0.89183990       0.88105883       0.88245956       0.88650644       0.88762761
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           91           0.89714307        0.89873543       0.89087819       0.89172919       0.89499207       0.89551206
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           92           0.90536811        0.90625516       0.90081463       0.90122645       0.90376999       0.90389343
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           93           0.91419527        0.91462342       0.91108062       0.91119522       0.91308130       0.91298453
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           94           0.92387971        0.92399931       0.92189549       0.92189549       0.92315894       0.92297838
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           95           0.93453209        0.93453209       0.93339154       0.93339154       0.93411221       0.93397209
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           96           0.94600780        0.94600780       0.94544700       0.94544700       0.94579937       0.94573014
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           97           0.95756189        0.95756189       0.95735233       0.95735233       0.95748327       0.95745763
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           98           0.96653019        0.96653019       0.96653019       0.96653019       0.96653019       0.96653019
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           99           0.97499375        0.97499375       0.97499375       0.97499375       0.97499375       0.97499375
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

                                Enhanced Death Benefit Factors - Initial Values and Grading Periods

------------------------------------------------------------------------------------------------------------------------------------
The factors shown above are  applicable  for single life policies  where the Insureds are in the preferred  risk class.  Factors for joint life cases and substandard policies are available on request.
------------------------------------------------------------------------------------------------------------------------------------

                                                             APPENDIX B

The following are guaranteed  maximum cost of insurance  charges  deducted on a monthly basis.  For more  information on the cost of insurance, please see the Prospectus.

                                        GUARANTEED MONTHLY MAXIMUM COST OF INSURANCE CHARGES
                                                 (Per $1,000 of Net Amount at Risk)
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
        Attained      No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
           Age
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           16             0.1234            0.1635           0.0750           0.0842           0.1134           0.1476
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           17             0.1309            0.1752           0.0775           0.0884           0.1201           0.1585
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           18             0.1359            0.1844           0.0800           0.0926           0.1251           0.1660
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           19             0.1393            0.1902           0.0825           0.0951           0.1276           0.1718
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           20             0.1401            0.1935           0.0842           0.0976           0.1293           0.1743
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           21             0.1384            0.1935           0.0859           0.0992           0.1276           0.1752
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           22             0.1359            0.1902           0.0867           0.1017           0.1259           0.1727
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           23             0.1326            0.1869           0.0884           0.1042           0.1234           0.1702
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           24             0.1293            0.1818           0.0900           0.1067           0.1217           0.1668
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           25             0.1251            0.1760           0.0917           0.1092           0.1184           0.1626
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           26             0.1226            0.1727           0.0942           0.1134           0.1167           0.1610
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           27             0.1209            0.1710           0.0959           0.1167           0.1159           0.1601
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           28             0.1201            0.1710           0.0984           0.1209           0.1159           0.1610
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           29             0.1201            0.1735           0.1017           0.1259           0.1167           0.1643
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           30             0.1209            0.1777           0.1042           0.1318           0.1176           0.1685
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           31             0.1234            0.1835           0.1076           0.1368           0.1201           0.1743
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           32             0.1268            0.1910           0.1109           0.1426           0.1234           0.1818
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           33             0.1318            0.2011           0.1151           0.1501           0.1284           0.1910
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           34             0.1376            0.2127           0.1201           0.1585           0.1343           0.2019
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           35             0.1443            0.2269           0.1259           0.1677           0.1409           0.2153
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           36             0.1518            0.2437           0.1343           0.1818           0.1485           0.2311
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           37             0.1618            0.2646           0.1443           0.1986           0.1585           0.2512
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           38             0.1727            0.2880           0.1551           0.2178           0.1693           0.2737
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           39             0.1844            0.3147           0.1668           0.2386           0.1810           0.2997
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           40             0.1986            0.3457           0.1810           0.2637           0.1952           0.3289
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           41             0.2136            0.3791           0.1960           0.2905           0.2102           0.3616
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           42             0.2295            0.4160           0.2111           0.3172           0.2261           0.3959
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           43             0.2470            0.4561           0.2261           0.3440           0.2428           0.4335
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           44             0.2662            0.5005           0.2412           0.3708           0.2612           0.4746
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           45             0.2880            0.5475           0.2579           0.3992           0.2821           0.5181
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           46             0.3114            0.5961           0.2754           0.4285           0.3038           0.5626
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           47             0.3365            0.6490           0.2946           0.4587           0.3281           0.6104
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           48             0.3641            0.7061           0.3147           0.4913           0.3540           0.6632
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           49             0.3942            0.7682           0.3373           0.5274           0.3825           0.7195
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           50             0.4285            0.8372           0.3624           0.5659           0.4151           0.7825
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           51             0.4679            0.9154           0.3900           0.6070           0.4520           0.8532
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           52             0.5131            1.0039           0.4218           0.6540           0.4947           0.9331
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           53             0.5651            1.1042           0.4570           0.7061           0.5433           1.0232
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           54             0.6230            1.2139           0.4930           0.7590           0.5970           1.1211
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           55             0.6876            1.3314           0.5316           0.8136           0.6565           1.2249
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           56             0.7582            1.4558           0.5701           0.8675           0.7203           1.3339
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           57             0.8330            1.5871           0.6079           0.9180           0.7876           1.4481
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           58             0.9163            1.7254           0.6456           0.9676           0.8616           1.5668
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           59             1.0098            1.8742           0.6884           1.0207           0.9441           1.6940
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           60             1.1143            2.0402           0.7388           1.0839           1.0376           1.8368
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
        Attained      No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
           Age
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           61             1.2308            2.2279           0.8010           1.1632           1.1430           1.9993
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           62             1.3652            2.4400           0.8784           1.2654           1.2654           2.1852
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           63             1.5176            2.6774           0.9735           1.3897           1.4050           2.3946
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           64             1.6872            2.9378           1.0806           1.5286           1.5608           2.6242
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           65             1.8733            3.2146           1.1962           1.6754           1.7322           2.8673
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           66             2.0752            3.5051           1.3162           1.8249           1.9159           3.1205
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           67             2.2920            3.8070           1.4388           1.9695           2.1110           3.3796
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           68             2.5282            4.1248           1.5659           2.1161           2.3228           3.6490
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           69             2.7908            4.4708           1.7076           2.2758           2.5573           3.9410
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           70             3.0886            4.8542           1.8742           2.4648           2.8234           4.2653
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           71             3.4298            5.2869           2.0777           2.7049           3.1309           4.6355
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           72             3.8253            5.7785           2.3279           2.9998           3.4904           5.0610
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           73             4.2749            6.3264           2.6285           3.3519           3.9010           5.5381
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           74             4.7716            6.9307           2.9757           3.7549           4.3571           6.0658
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           75             5.3054            7.5807           3.3649           4.1972           4.8498           6.6334
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           76             5.8727            8.2501           3.7879           4.6698           5.3744           7.2163
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           77             6.4695            8.9272           4.2435           5.1659           5.9269           7.8075
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           78             7.1000            9.6169           4.7391           5.6933           6.5124           8.4100
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           79             7.7848           10.3436           5.2913           6.2710           7.1504           9.0487
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           80             8.5472           11.1328           5.9234           6.9226           7.8639           9.7476
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           81             9.4095           12.0089           6.6558           7.6677           8.6746           10.5307
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           82             10.3922          12.9898           7.5074           8.5225           9.6030           11.4151
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           83             11.4945          14.0624           8.4777           9.5196           10.6478          12.4038
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           84             12.6988          15.1933           9.5594           10.6131          11.7941          13.4616
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           85             13.9806          16.3456           10.7444          11.7893          13.0226          14.5634
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           86             15.3265          17.4918           12.0280          13.0418          14.3218          15.6927
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           87             16.7180          18.6836           13.4123          14.3609          15.6828          16.8797
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           88             18.1509          19.9424           14.9028          15.7562          17.1061          18.1427
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           89             19.6476          21.2120           16.5166          17.2301          18.6128          19.4508
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           90             21.2331          22.5117           18.2733          18.8930          20.2310          20.8698
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           91             22.9495          23.8839           20.2227          20.7186          22.0046          22.4143
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           92             24.8700          25.5022           22.4528          22.7883          24.0145          24.2183
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           93             27.2013          27.6222           25.1486          25.2821          26.4618          26.4965
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           94             30.4289          30.5976           28.7360          28.7360          29.8106          29.6898
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           95             35.4922          35.4922           34.1581          34.1581          34.9988          34.8350
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           96             44.5151          44.5151           43.5428          43.5428          44.1528          44.0324
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           97             62.8314          62,8314           62.1940          62.1940          62.5918          62.5138
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           98             83.3333          83.3333           83.3333          83.3333          83.3333          83.3333
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
           99             83.3333          83.3333           83.3333          83.3333          83.3333          83.3333
     ---------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

------------------------------------------------------------------------------------------------------------------------------------
We base the  guaranteed  maximum cost of  insurance  charges on the sex  distinct  1980  Commissioners  Standard  Ordinary  Ultimate
Mortality  Table,  age last birthday unless unisex rates apply.  If unisex charges apply, a unisex  variation of that table is used.
The amounts  shown are per $1,000  amount at risk.  The  guaranteed  maximum cost of insurance  charge  depends on the tobacco usage class and risk class of each  Insured(s).  The charges  shown above are  applicable  for Insureds in the preferred  risk class.  The guaranteed  maximum cost of insurance  charges for other risk classes are  available  upon  request.  Cost of insurance  charges for joint life cases are  determined  using a standard  insurance  industry  method used to derive the  applicable  charge  based on the applicable cost of insurance  charge for both Insureds.  Guaranteed  maximum cost of insurance  charges for specific  proposed joint
Insureds are available upon request.
------------------------------------------------------------------------------------------------------------------------------------

                                                             APPENDIX C

The following are examples of how we determine the Required  Death Benefit for the AS Trophy  Policy.  For more  information  on the
AS Trophy Policy, please see Appendix D of the Prospectus.

                   NET SINGLE PREMIUM FACTORS FOR DETERMINATION OF REQUIRED DEATH BENEFITS FOR AS TROPHY POLICIES

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                      Male             Male              Female           Female           Unisex           Unisex
       Attained       No Tobacco Use   Tobacco User      No Tobacco Use   Tobacco User     No Tobacco Use   Tobacco User
       Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       20             .145794          .179648           .128227          .145820          .142304          .172989
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       21             .150168          .184901           .132462          .150638          .146645          .178153
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       22             .154741          .190376           .136853          .155637          .151184          .183526
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       23             .159531          .196117           .141415          .160816          .155930          .189151
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       24             .164555          .202134           .146147          .166184          .160898          .195038
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       25             .169822          .208454           .151056          .171748          .166090          .201206
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       26             .175351          .215097           .156150          .177516          .171531          .207673
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       27             .181135          .222053           .161428          .183482          .177215          .214429
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       28             .187175          .229318           .166906          .189661          .183143          .221476
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       29             .193474          .236889           .172585          .196055          .189316          .228812
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       30             .200035          .244756           .178464          .202666          .195738          .236424
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       31             .206860          .252916           .184560          .209495          .202417          .244318
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       32             .213944          .261368           .190875          .216560          .209349          .252490
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       33             .221291          .270109           .197419          .223864          .216536          .260939
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       34             .228895          .279132           .204192          .231403          .223975          .269663
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       35             .236761          .288437           .211198          .239179          .231667          .278659
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       36             .244894          .298015           .218438          .247196          .239618          .287922
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       37             .253298          .307862           .225900          .255421          .247832          .297442
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       38             .261963          .317956           .233579          .263842          .256297          .307199
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       39             .270894          .328294           .241477          .272450          .265020          .317188
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       40             .280099          .338865           .249599          .281240          .274006          .327396
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       41             .289568          .349652           .257933          .290189          .283246          .337811
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       42             .299311          .360652           .266484          .299295          .292748          .348423
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       43             .309334          .371859           .275263          .308570          .302519          .359236
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       44             .319639          .383267           .284285          .318028          .312566          .370243
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       45             .330230          .394864           .293562          .327683          .322892          .381435
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       46             .341103          .406652           .303095          .337537          .333493          .392815
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       47             .352264          .418644           .312891          .347598          .344380          .404397
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       48             .363716          .430831           .322953          .357876          .355551          .416178
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       49             .375463          .443211           .333288          .368370          .367012          .428145
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       50             .387504          .455776           .343896          .379072          .378764          .440301
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       51             .399832          .468510           .354772          .389982          .390796          .452625
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       52             .412433          .481383           .365917          .401101          .403100          .465093
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       53             .425290          .494362           .377317          .412407          .415657          .477675
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       54             .438381          .507408           .388968          .423887          .428450          .490336
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       55             .451696          .520502           .400884          .435558          .441470          .503062
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       56             .465218          .533636           .413071          .447432          .454705          .515849
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       57             .478941          .546812           .425551          .459541          .468157          .528704
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       58             .492871          .560033           .438358          .471935          .481836          .541635
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       59             .506993          .573308           .451517          .484649          .495733          .554659
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       60             .521284          .586632           .465025          .497695          .509832          .567772
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       61             .535723          .599969           .478863          .511045          .524108          .580940
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       62             .550287          .613272           .492991          .524640          .538534          .594113
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       63             .564927          .626483           .507352          .538390          .553060          .607226
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       64             .579602          .639551           .521878          .552212          .567644          .620226
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       65             .594281          .652440           .536544          .566075          .582253          .633078
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                      Male             Male              Female           Female           Unisex           Unisex
       Attained       No Tobacco Use   Tobacco User      No Tobacco Use   Tobacco User     No Tobacco Use   Tobacco User
       Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       66             .608944          .665153           .551348          .579988          .596866          .645783
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       67             .623584          .677704           .566315          .593989          .611486          .658364
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       68             .638205          .690127           .581486          .608159          .626126          .670866
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       69             .652797          .702445           .596895          .622553          .640782          .683321
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       70             .667333          .714642           .612535          .637176          .655433          .695722
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       71             .681762          .726681           .628356          .651974          .670031          .708034
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       72             .696014          .738497           .644271          .666812          .684505          .720184
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       73             .709994          .750004           .660165          .681560          .698753          .732078
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       74             .723624          .761135           .675927          .696097          .712698          .743646
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       75             .736865          .771831           .691482          .710345          .726295          .754831
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       76             .749724          .782071           .706791          .724284          .739544          .765615
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       77             .762229          .791908           .721863          .737937          .752472          .776060
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       78             .774433          .801434           .736726          .751362          .765131          .786252
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       79             .786390          .810733           .751401          .764609          .777570          .796281
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       80             .798116          .819847           .765881          .777687          .789804          .806185
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       81             .809588          .828771           .780117          .790566          .801808          .815960
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       82             .820755          .837465           .794038          .803191          .813528          .825567
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       83             .831544          .845863           .807562          .815500          .824891          .834946
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       84             .841909          .853936           .820645          .827387          .835853          .844050
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       85             .851863          .861731           .833298          .838880          .846430          .852923
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       86             .861489          .869377           .845592          .850070          .856706          .861680
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       87             .870930          .877089           .857651          .861099          .866821          .870505
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       88             .880405          .885052           .869655          .872184          .876986          .879589
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       89             .890224          .893507           .881864          .883606          .887492          .889179
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       90             .900787          .902897           .894634          .895774          .898724          .899698
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       91             .912663          .913849           .908493          .909137          .911231          .911680
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       92             .926694          .927262           .924224          .924501          .925827          .925965
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       93             .944200          .944411           .943053          .943115          .943789          .943791
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       94             .967326          .967355           .967034          .967034          .967219          .967199
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

------------------------------------------------------------------------------------------------------------------------------------
The  Required  Death  Benefit is  determined  by treating the Account  Value as if it were a net single  premium.  We determine  the
Required  Death Benefit by dividing the Account Value by the net single  premium  factors that are  determined for your Policy as of the Policy Date.  These  factors vary by the attained  Age,  gender  (where  permitted),  tobacco usage class and risk class of each
Insured.  The factors shown above are applicable  for Insureds in the preferred  risk class.  The factors for other risk classes are available  upon  request.  Factors  for joint life  cases  depend  upon a  standard  insurance  industry  method  used to derive the applicable factor for both Insureds.
------------------------------------------------------------------------------------------------------------------------------------

                                                             APPENDIX D

                                FINANCIAL STATEMENTS FOR AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

                                                     (TO BE FILED BY AMENDMENT)

                                                             APPENDIX E

                      FINANCIAL STATEMENTS FOR AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT F

                                                     (TO BE FILED BY AMENDMENT)

 Form N-6: SPVLI

                                                               PART C

                                                         OTHER INFORMATION

Item 27.    Exhibits:

(a)      Resolution of the Board of Directors of American Skandia Life Assurance Corporation authorizing the establishment of the
            Registrant for Separate Account F incorporated by reference from Post-Effective Amendment No. 6 to Registration
            Statement on Form N-4 No. 33-87010, filed via EDGAR March 2, 1998.

(b)      Not applicable.  American Skandia Life Assurance Corporation maintains custody of all assets.

(c)      (1)      Form of Principal Underwriting Agreement incorporated by reference from Initial filing of Registration Statement on Form S-6 No. 333-38119, filed via EDGAR October 17, 1997.
            (2)   Form of Revised Dealer Agreement incorporated by reference from Post-Effective Amendment No. 7 to Registration
            Statement on Form N-4 No. 33-87010, filed via EDGAR April 24, 1998.

(d)      Form of Modified Single Premium Variable Life Insurance Policy
(1)      Single Life version incorporated by reference from Pre-effective Amendment No. 1 to Registration Statement on Form S-6
                    No. 333-38119, filed via EDGAR March 4, 1998.
(2)      Last Survivor version incorporated by reference from Pre-effective Amendment No. 1 to Registration Statement on Form S-6
                    No. 38119, filed via EDGAR March 4, 2998.

(e)      Form of Application for Modified Single Premium Variable Life Insurance Policy incorporated by reference from
            Pre-effective Amendment No. 2 to Registration Statement on Form S-6 No. 333-38119, filed via EDGAR April 29, 1998.

(f)      Articles of Incorporation and By-Laws of American Skandia Life Assurance Corporation, incorporated by reference to
            Pre-effective Amendment No. 2 to Registration Statement on Form N-4 No. 33-87010, filed via EDGAR March 2, 1998.

(g)      Reinsurance Contracts for Transamerica                                 TO BE FILED BY AMENDMENT

(h)      Participation Agreements between Depositor and:

(1)      American Skandia Trusted incorporated by reference from Post-Effective Amendment No. 4 to Registration Statement on Form
                    N-4 No. 33-87010, filed via EDGAR February 25, 1997.
(2)      The Montgomery Funds III incorporated by reference from Initial Registration to Registration Statement on Form N-4 No.
                    333-08853, filed via EDGAR July 25, 1996.
(3)      Rydex Variable Trust incorporated by reference from Post-Effective Amendment No. 8 to Registration Statement on Form N-4
                    No. 33-87010, filed via EDGAR April 26, 1999.
(4)      Evergreen Variable Annuity Trust incorporated by reference from Post-Effective Amendment No. 9 to Registration Statement
                    on Form N-4 No. 33-87010, filed via EDGAR April 26, 2000.
(5)      INVESCO Variable Investment Funds, Inc. incorporated by reference from Post-Effective Amendment No. 9 to Registration
                    Statement on Form N-4 No. 33-87010, filed via EDGAR April 26, 2000.
(6)      ProFunds VP incorporated by reference from Post-Effective Amendment No. 9 to Registration Statement on Form N-4 No.
                    33-87010, filed via EDGAR April 26, 2000.
(7)      Prudential Series Fund, Inc. incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on
                    Form N-4 No. 33-87010, filed via EDGAR April 26, 2001.

(i)      Administrative Contracts: Not Applicable

(j)      Other Materials Contracts: Not Applicable

(k)      Opinion and Consent of Counsel                       TO BE FILED BY AMENDMENT

(l)      Actuarial Opinion: Not Applicable

(m)      Sample Calculations: Not Applicable

(n)      Consent of Ernst & Young LLP                         TO BE FILED BY AMENDMENT

(o)      Financial Statements: Not Applicable

(p)      Initial Capital Agreements: Not Applicable

(q)      Redeemability Exemption

I.       PURCHASE AND ISSUANCE OF POLICIES

A.       PREMIUMS AND UNDERWRITING STANDARDS

The Policy is a modified  single premium  variable life  insurance  policy.  The Policy  permits the Owner to pay a single  premium.
The minimum Premium is generally $10,000,  however,  we may accept less under certain  circumstances.  The maximum Premium we accept without  prior  approval by our home  office is  $500,000.  We will  determine  the Face Amount  using the Premium as the Net Single
Premium  for the  Insured's  age,  risk class and gender,  where  permitted.  If the Owner is seeking a specific  Face  Amount,  the
Premium will depend on the Insured's age, risk class,  and gender,  where  permitted.  American Skandia requires the Owner to submit an Application and may require additional  information,  including,  but not limited to, some of the Insured's medical records.  The
Policies will be offered and sold pursuant to  established  underwriting  standards and in  accordance  with state  insurance  laws, which prohibit  unfair  discrimination  among Owners,  but recognize that premiums must be based upon factors such as age, health or occupation.

B.       APPLICATION AND INITIAL PREMIUM PROCESSING

Upon receipt of a completed  Application,  American Skandia will follow certain insurance  underwriting (i.e.,  evaluation of risks)
procedures  designed to  determine  whether the  applicant  is eligible  for  simplified  standards  for  determining  insurability.
Standard  underwriting may involve such verification  procedures as medical examinations and may require that further information be provided by the proposed  Insured before a  determination  can be made. As part of our standards,  we will not issue a Policy if, as of the Policy  Date,  the  Insured  would be less than Age 16 or older than Age 90. A Policy will not be issued  until  underwriting procedures have been completed.

If a premium is submitted with the Application,  a temporary  insurance  agreement may be issued during the  underwriting  period if certain  requirements are met.  Temporary  insurance ends 45 days after the Application is signed,  even if the underwriting  period exceeds 45 days.  If  Temporary  Insurance  is not issued,  insurance  coverage  will begin once  American  Skandia has accepted the
Application and agreed to issue a Policy, subject to submission of the Premium.

C.       PREMIUM ALLOCATION

In the application for a Policy,  the Owner can allocate the initial premium using one or more variable  investment options and/or a
Fixed  Allocation.  The Fixed Allocation  provides a fixed interest rate guarantee  provided by American  Skandia's general account.
American  Skandia  initially  invests  the  portion of premium  allocated  to variable  investment  options in the AST Money  Market
Sub-account  unless the Owner  submits a "return  waiver" In Writing  before the Issue  Date,  where  permitted  by law.  Generally,
American  Skandia  transfers  the Account Value in the AST Money Market  Sub-account  to the variable  investment  options the Owner requested as of the Valuation Date which is on or immediately after the 15th day after the date we issue a Policy.

II.      TRANSFER AMONG INVESTMENT OPTIONS

Each  variable  investment  option is invested  in an  underlying  mutual fund or  portfolio  of an  underlying  mutual fund and are
Sub-accounts  of the Separate  Account.  Each  Sub-account  invests  exclusively  in one Portfolio.  The Owner may transfer  Account
Value between these investment  options,  however,  no transfers are permitted when the Policy is in its "grace period." The Company retains the right to impose a limit of not more than 20 transfers per Policy Year, including transfers involving Fixed Allocations.

Requests for transfers must be In Writing unless American Skandia receives a prior written  authorization  from the Owner permitting transfers  based on  instructions  the  Company  receives  over the phone.  A transfer  will take  effect on the date the  Company's requirements are met and received at the Company's Office, unless a later date is designated in the request for a transfer.

III.     "REDEMPTION" PROCEDURES: SURRENDER AND RELATED TRANSACTIONS

A.       SURRENDER FOR CASH VALUE

An Owner may  surrender  the  Policy  after  the end of the  free-look  period as long as the  Insured  is alive.  If the  Policy is surrendered,  the Company  will pay the Owner the Cash Value.  A surrender  request  must be In  Writing.  American  Skandia  prices surrenders, as of the date the Company's requirements are met and received at the Company's Office.

B.       PARTIAL WITHDRAWALS

Partial  withdrawals are allowed while the Insured is alive,  except where  permitted by law. A partial  withdrawal may not be taken until after the end of the  "free-look"  period.  The maximum partial  withdrawal  amount at any time is equal to 90% of the current
Cash Value less any applicable  contingent  deferred sales charge.  Funds taken as a partial  withdrawal cannot be put back into the
Policy.

A partial  withdrawal  reduces  the Account  Value by an amount  equal to the amount of the partial  withdrawal.  Unless  instructed differently,  Account  Value is taken from the variable  investment  options and the Fixed  Allocations  in the same  proportion  as
Account Value in the investment options on the Valuation Date such Account Value is taken.

A partial  withdrawal  reduces the Death  Benefit.  It also reduces the Guaranteed  Minimum Death Benefit in the same  proportion as the Account Value is reduced by the partial  withdrawal.  The Death Benefit is reduced  because the Account Value,  which is used in calculating the Death Benefit, has been reduced.

The Company  charges any applicable  contingent  deferred sales charge on the portion of any partial  withdrawal that is not treated as a "free  withdrawal"  or for which we waive such charges  under the  medically-related  waiver  provision.  We take these charges pro-rata  from the  investment  options from which we take the Account  Value as a result of the partial  withdrawal.  In any Policy
Year the maximum amount you can take as a free withdrawal is the greater of Growth or 10% of the Premium.

The  contingent  deferred sales charge is a percentage of any amount being  surrendered or withdrawn:  (a) during the first nine (9)
Policy  Years;  and (b) that,  according to our rules,  is a withdrawal  of Premium,  not a withdrawal  of Growth,  according to the following schedule:

                                          Policy Year        Percentage
                                          -----------        ----------

                                                1            10.00
                                                2             9.50
                                                3             9.00
                                                4             8.00
                                                5             7.00
                                                6             6.00
                                                7             5.00
                                                8             4.00
                                                9             3.00
                                              10+             0.00

C.       DEATH BENEFIT CLAIMS

As long as the Policy remains in force,  American Skandia will usually pay the Death Proceeds to the named  Beneficiary,  unless the
Policy is contested.  The Death  Proceeds are based on the Death Benefit as of the date the Company  receives all  requirements  for paying a death  claim and are  satisfied  that the death  claim can be paid.  These  requirements  include,  but are not limited to, receipt  of a valid  death  certificate  and  information  necessary  to make  payments  to each  Beneficiary.  Payment of the Death
Proceeds may be postponed as permitted pursuant to the relevant provisions of the Investment Company Act of 1940.

The Death  Proceeds  equal the Death  Benefit  under the Policy less any Debt plus any  interest  amount  required by law. The Death
Benefit will be priced as of the date  American  Skandia's  requirements  are met and received at their Office.  The Death  Proceeds are paid as a lump sum or in accordance  with payment  options  described in the Policy or any other payment option  selected by the
Beneficiary  and  agreed  to by  American  Skandia.  Generally,  the  Beneficiary  can  choose a lump  sum or one of the  settlement options.  However,  the Owner may choose the method of payment if such  instruction is received and agreed to by American Skandia In
Writing before the Insured's death.

D.       POLICY GRACE PERIOD AND REINSTATEMENT

There is no minimum  Cash Value if the Owner has not taken a loan (i.e.  no Debt).  American  Skandia  will  inform the Owner if the
Policy's  Cash Value equals or is less than zero on a Monthly  Processing  Date.  Such Monthly  Processing  Date is the beginning of the grace  period  which lasts 61 days.  At that time  American  Skandia  will inform the Owner of the  additional  amount to pay to reestablish  any Cash Value.  No payment is required.  However,  if no additional  payment is made, the Policy remains in force with the Death Benefit equal to the Guaranteed Minimum Death Benefit as of the beginning of the grace period.

If there is any Debt on the  Policy,  there must  always be enough  Cash Value so that after  deduction  of any charges on a Monthly
Processing  Date,  the Cash Value is more than  zero.  If the Cash Value  would be zero or less  after we deduct  charges,  American
Skandia will send the Owner a notice providing a 61-day "grace period" to send American  Skandia a required  amount.  If this amount is not paid by the end of the grace period, the Policy ends without value.

Regardless of any outstanding  Debt, an Owner cannot take a partial  withdrawal in excess of an amount that would cause the Policy's
Cash Value to be equal to or less than zero.

If the Policy  lapses,  the Owner may apply for  reinstatement  of the Policy.  American  Skandia must receive such  application  In
Writing at the  Company's  Office  within three years of the date the lapse  occurred as measured  from the end of the grace period.
In order to reinstate the Policy, the Owner must pay a reinstatement  amount,  including any applicable charges and any Debt and the
Company may require satisfactory evidence of insurability.

E.       MEDICALLY-RELATED WAIVER

A  medically-related  waiver is the Company's waiver of the contingent deferred sales charge that would otherwise apply to a partial withdrawal or surrender.  American  Skandia will consider  waiving the contingent  deferred  sales charge,  where allowed by law, if the Company receives all of their requirements.  These requirements  include,  but are not limited to, satisfactory proof In Writing that the Insured (the last surviving  Insured if there is more than one Insured) has continuously  been confined to a long-term care facility,  such as a nursing home or a hospital,  as defined in the Policy, and that such confinement  started after the Issue Date.
A partial  withdrawal  under a  medically-related  waiver has the same impact on the remaining  benefits that results from any other partial withdrawal.

F.       ACCELERATED DEATH BENEFIT

The Company may pre-pay a portion of the Death  Proceeds to the Insured in the form of an  accelerated  death  benefit.  The maximum
                                                                -------
the Company will pay,  before any reductions,  is the lesser of 50% of the Required Death Benefit or $250,000.  The actual amount is reduced by a 12-month  interest  rate  discount  (currently  6.0%) and a pro-rata  portion of any Debt.  The Company  will only make payment if we receive all our  requirements,  including  but not limited to,  proof  satisfactory  to us In Writing that the Insured
(the last  surviving  Insured if there are two  Insureds)  became  terminally  ill, as defined in your Policy:  (a) at least 30 days after the Issue Date;  or (b) as a result of an accident that occurred  after the Issue Date.  Any such payment  reduces the Account
Value,  the Premium,  the  Guaranteed  Minimum Death Benefit and any Debt in the same ratio as the Required Death Benefit is reduced as of the Valuation Period such a payment is made.

G.       POLICY LOANS

An Owner may  obtain a cash loan from  American  Skandia  using  Account  Value as  collateral.  The  aggregate  amount of all loans
(including the currently applied for loan) may not exceed 90% of the current Account Value less any applicable  Contingent  Deferred
Sales Charge.

When a loan is taken,  Account Value equal to the loan amount,  is moved to the Loan Account.  Unless American Skandia is instructed differently,  Account  Value is moved from the variable  investment  options and the Fixed  Allocations  in the same  proportion  as
Account  Value is invested in the  investment  options on the  Valuation  Date such  Account  value is moved.  The Loan Account is a mechanism used to ensure that any outstanding Debt remains fully secured by the Account Value.

Interest will accrue on the Debt at an annual rate of 6% per year,  compounded  yearly,  in arrears.  Each Policy  Anniversary  Year that the loan is not repaid,  an amount  equal to any unpaid  interest is added to the Debt.  The Debt and the Account  Value in the
Loan Account are equalized  each Policy  Anniversary.  The amounts  allocated to the Loan Account will bear interest at a rate of 4%
per year for "standard loans" and 6% for "preferred  loans",  compounded  yearly,  in arrears.  The portion of any outstanding loans supported by Account  Value drawn from Growth is treated as a preferred  loan.  The portion of any  outstanding  loans  supported by
Account Value drawn from other than Growth is treated as a standard loan.

The Owner is not  required  to repay the loan while the  Insured is alive,  except when an amount is due to keep the Policy in force or upon  reinstatement.  The  amount of Debt is  reduced  by the  amount of any loan  repayment.  Any  standard  loan will be repaid before any  preferred  loan. A loan  repayment is allocated to the  variable  and fixed  investment  options  pro-rata  based on the
Account Value in each investment option as of the Valuation Period the loan repayment is received.

The impact of a loan on the Account Value may be positive or negative.  If the Account value  transferred  to the Loan Account earns more than that earned in the  investment  options,  the loan will have a positive  impact on the Account  Value and on the  Required
Death  Benefit.  If the Account value  transferred to the Loan Account earns less that that earned in the  investment  options,  the loan will have a negative impact on the Account Value and on the Required Death Benefit.

H.       MISSTATEMENT

The Company will adjust the amount of the Death  Proceeds to conform to the facts if the age or gender of an Insured is  incorrectly stated.

I.       EXCHANGE FOR FIXED LIFE INSURANCE POLICY

Once the Policy is issued,  it may be exchanged for a non-variable  life  insurance  policy on the life of the insured by allocating all of the Account Value to the Fixed  Allocation,  which provides a guaranteed fixed interest rate supported by American  Skandia's general account.  Such  non-variable  policy will be provided without any evidence of insurability.  American Skandia will not issue a new contract.  However,  the Account Value will be limited to the fixed  allocation.  The non-variable  life insurance policy will have an amount at risk which is equal to or less than the amount at risk on the date the Owner  requests  the  exchange.  Additional premiums  may be required at a later date.  The Company  reserves  the right to make  available a new policy  issued by itself or an affiliated company.

Item 28.    Directors and Officers of the Depositor:  The Directors and Officers of the Depositor are:

Name and Principal Business Address                                    Position and Offices with Depositor
-----------------------------------                                    -----------------------------------

Patricia J. Abram                                                      Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert W. Brinkman                                                     Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl A. Cavaliere                                                      Vice President, Corporate Treasurer and
American Skandia Life Assurance Corporation                            Business Controller
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                    Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lincoln R. Collins                                                     Senior Vice President, Chief Operating Officer and
American Skandia Life Assurance Corporation                            Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                         President and Chief Executive Officer
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                   Executive Vice President,
American Skandia Life Assurance Corporation                            Chief Financial Officer, and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Michael A. Murray                                                      Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert G. Whitcher                                                     Director
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kirk P. Wickman                                                        Senior Vice President and General Counsel
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Brett M. Winson                                                        Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Item 29.    Persons Controlled by or Under Common Control with the Depositor or Registrant:  The Depositor does not directly or indirectly control any person.  The following persons are under common control with the Depositor by American Skandia, Inc.:

(1)      American Skandia Life Assurance Corporation Separate Account F ("Separate Account F"):  Separate Account F was
         -------------------------------------------------------------------------------------
                  established under the laws of the State of Connecticut and is registered with the U.S. Securities and Exchange
                  Commission under the Investment Company Act of 1940 as a unit invest trust, which is a type of investment company.  Assets in Separate Account F may support obligations created in relation to the Policies described in the Prospectus of this Registration Statement or other policies we offer.

(2)      American Skandia Life Assurance Corporation ("ASLAC"):  The organization is a stock life insurance company domiciled in
         -----------------------------------------------------
                  Connecticut with licenses in all 50 states and the District of Columbia.  ASLAC is a wholly-owned subsidiary of
                  American Skandia, Inc., whose ultimate parent is Skandia Insurance Company Ltd., a Swedish company.

(3)      American Skandia Information Services and Technology Corporation ("ASIST"):  The organization is a general business
         --------------------------------------------------------------------------
                  corporation organized in the State of Delaware and is an affiliate of ASLAC.  Its primary purpose is to provide various types of business services to American Skandia, Inc. and all of its subsidiaries including computer systems acquisition, development and maintenance, human resources acquisition, development and management, accounting and financial reporting services and general office services.

(4)      American Skandia Marketing, Incorporated ("ASM"):  The organization is a general business corporation organized in the
         ------------------------------------------------
                  State of Delaware and is an affiliate of ASLAC.  It was formed primarily for the purpose of acting as a broker-dealer in securities.  It acts as the principal "underwriter" of annuity contracts deemed to be securities, as required by the Securities and Exchange Commission, which insurance policies are to be issued by
                  American Skandia Life Assurance Corporation.  It provides securities law supervisory services in relation to the marketing of those products of American Skandia Life Assurance Corporation registered as securities.  It also may provide such services in relation to marketing of certain public mutual funds.  It also has the power to carry on a general financial, securities, distribution, advisory, or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation.

(5)      American Skandia Investment Services, Incorporated ("ASISI"):  The organization is a general business corporation
         ------------------------------------------------------------
                  organized in the State of Connecticut and is an affiliate of ASLAC.  The organization is authorized to provide investment service and investment management advice in connection with the purchasing, selling, holding or exchanging of securities or other assets to insurance companies, insurance-related companies, mutual funds or business trusts.  Its primary role is expected to be as investment manager for certain mutual funds to be made available primarily through the variable insurance products of American Skandia Life Assurance Corporation.

(6)      American Skandia Advisory Services, Incorporated ("ASASI"):  The organization is a general business corporation organized
         ----------------------------------------------------------
                  in the State of Delaware and is an affiliate of ASLAC.  ASASI's principal business is designing Asset Allocation
                  Program products, engaging strategists to develop Asset Allocation Models and selecting American Skandia Advisor
                  Funds, Inc. portfolios or other mutual funds unaffiliated with American Skandia Life Assurance Corporation to be recommended to investors through financial professionals.  ASASI may provide services to affiliates, including, but not limited to, designing asset allocation models.

(7)      American Skandia Fund Services, Incorporated ("ASFSI"):  The organization is a general business corporation organized in
         ------------------------------------------------------
                  the State of Delaware.  The organization is a registered transfer agent for American Skandia Advisor Funds, Inc.
                  ("ASAF") and it provides transfer agent services to ASAF.

(8)      Skandia Vida:  This subsidiary of American Skandia Life Assurance Corporation was organized in March, 1995, and began
         ------------
                  operations in July, 1995.  It offers investment oriented life insurance products designed for long-term savings through independent banks and brokers in Mexico.

Item 30.    Indemnification:  Under Section 33-320a of the Connecticut General Statutes,  the Depositor must indemnify a director or officer against judgments,  fines,  penalties,  amounts paid in settlement and reasonable  expenses  including  attorneys' fees, for actions  brought or  threatened  to be  brought  against  him/her  in  his/her  capacity  as a  director  or  officer  when  certain disinterested  parties  determine  that  he/she  acted in good faith and in a manner  he/she  reasonably  believed to be in the best interests of the Depositor.  In any criminal  action or proceeding,  it also must be determined  that the director or officer had no reason to believe  his/her conduct was unlawful.  The director or officer must also be indemnified  when he/she is successful on the merits in the defense of a proceeding or in  circumstances  where a court  determines that he/she is fairly and reasonably  entitled to be  indemnified,  and the court approves the amount.  In shareholder  derivative  suits,  the director or officer must be finally adjudged not to have breached this duty to the Depositor or a court must  determine  that he/she is fairly and  reasonably  entitled to be  indemnified  and must  approve  the  amount.  In a claim  based upon the  director's  or  officer's  purchase  or sale of the
Registrants'  securities,  the director or officer may obtain  indemnification  only if a court  determines that, in view of all the circumstances,  he/she is fairly and reasonably  entitled to be indemnified  and then for such amount as the court shall  determine.
The  By-laws of  American  Skandia  Life  Assurance  Corporation  ("ASLAC")  also  provide  directors  and  officers  with rights of indemnification, consistent with Connecticut law.

The foregoing statements are subject to the provisions of Section 33-320a.

Directors and officers of ASLAC and ASM can also be indemnified  pursuant to indemnity  agreements between each director and officer and American  Skandia,  Inc., a  corporation  organized  under the laws of the State of Delaware.  The  provisions  of the indemnity agreement are governed by Section 45 of the General Corporation Law of the State of Delaware.

The  directors  and officers of ASLAC and ASM are covered under a directors  and officers  liability  insurance  policy issued by an unaffiliated  insurance company to Skandia  Insurance Company Ltd., their ultimate parent.  Such policy will reimburse ASLAC or ASM, as  applicable,  for any payments that it shall make to directors and officers  pursuant to law and,  subject to certain  exclusions contained in the policy,  will pay any other costs,  charges and expenses,  settlements  and judgments  arising from any proceedings involving any director or officer of ASLAC or ASM, as applicable, in his or her past or present capacity as such.

Registrant hereby undertakes as follows:  Insofar as indemnification  for liabilities  arising under the Securities Act of 1933 (the
"Act") may be permitted to directors,  officers and  controlling  persons of Registrant  pursuant to the  foregoing  provisions,  or otherwise,  Registrant  has been advised that in the opinion of the  Securities  and Exchange  Commission  such  indemnification  is against  public  policy as expressed in the Act and,  therefore,  is  unenforceable.  In the event that a claim for  indemnification against such liabilities  (other than the payment by Registrant of expenses  incurred or paid by a director,  officer or controlling person of  Registrant  in the  successful  defense of any action,  suit or  proceeding)  is asserted  by such  director,  officer or controlling  person in connection with the securities  being  registered,  unless in the opinion of Registrant's  counsel the matter has been settled by controlling precedent,  Registrant will submit to a court of appropriate  jurisdiction the question whether such indemnification  by it is against  public  policy as  expressed  in the Act and will be governed by the final  adjudication  of such issue.

Item 31.    Principal Underwriters:

(a)      At present, ASM acts as principal underwriter only for annuities and variable life insurance policies to be issued by
            ASLAC.

(b)      Directors and officers of ASM:

Name and Principal Business Address                                   Position and Offices with Underwriter
-----------------------------------                                   -------------------------------------

Patricia J. Abram                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lori Allen                                                                      Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Hollie Briggs                                                                   Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert Brinkman                                                                 Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl A. Cavaliere                                                               Vice President, Corporate Treasurer and
American Skandia Life Assurance Corporation                                     Business Controller
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                             Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

John W. Coleman                                                                 Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lincoln R. Collins                                                              Senior Vice President, Chief Operating
American Skandia Life Assurance Corporation                                     Officer and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Timothy S. Cronin                                                               Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                                  President and Chief Executive Officer
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lisa Foote                                                                      Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Jacob Herchler                                                                  Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                            Executive Vice President,
American Skandia Life Assurance Corporation                                     Chief Financial Officer, and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Michael A. Murray                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl E. Oberholtzer                                                             Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

David A. Pugliese                                                               Director, Head of ASM Compliance
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Polly Rae                                                                       Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Rebecca Ray                                                                     Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Timothy D. Rogers                                                               Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Scott H. Rothstein                                                              Vice President and Deputy General Counsel
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Hayward L. Sawyer                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Charles R. Shaw                                                                 Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Guy Sullivan                                                                    Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Amanda C. Sutyak                                                                Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert G. Whitcher                                                              Director
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kirk P. Wickman                                                                 Senior Vice President and
American Skandia Life Assurance Corporation                                     General Counsel
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

     (c)    Compensation   from  the   Registrant:   ASLAC  pays  ASM  an   underwriting   commission  for  its  role  as  principal
underwriter/distributor  of all variable  insurance  products issued by ASLAC.  ASM is responsible for payment of commissions to the broker-dealer firms who are the ultimate sellers of the product.  ASM does not retain any underwriting commissions.

Item 32.    Location of Accounts and Records:  Accounts and records are maintained by ASLAC at its principal office in Shelton,
Connecticut.

Item 33.    Management Services:  None

Item 34.    Fee  Representation:  American Skandia Life Assurance  Corporation  ("Depositor")  hereby  represents that the aggregate fees and charges under the variable life policies are reasonable in relation to the services  rendered,  the expenses expected to be incurred,  and the risks assumed by the  Depositor.  Depositor  bases its  representation  on its assessment of all of the facts and circumstances,  including  such  relevant  factors  as: the nature and extent of such  services,  expenses  and risks;  the need for
Depositor  to earn a profit;  the degree to which the  policies  include  innovative  features;  and the  regulatory  standards  for exemptive  relief under the  Investment  Company Act of 1940 used prior to October 1996,  including the range of industry  practice.
This  representation  applies to all  Policies  sold  pursuant to this  Registration  Statement,  including  those sold on the terms specifically  described in the prospectus  contained  herein,  or any variations  therein,  based on supplements,  endorsements,  or riders to any Policies or prospectus, or otherwise.

                                                             SIGNATURES

         As required by the  Securities  Act of 1933 and the  Investment  Company Act of 1940,  the  Registrant has duly caused this
registration   statement  to  be  signed  on  its  behalf,  in  the  Town  of  Shelton  and  State  of  Connecticut,  on  this  12th day of February, 2003.

                                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT F
                                                             Registrant

                                          By: American Skandia Life Assurance Corporation
                                          -----------------------------------------------

By: /s/ Kathleen A. Chapman                                       Attest:   /s/ Scott K. Richardson
  -------------------------                                              ---------------------------------
Kathleen A. Chapman, Corporate Secretary                                               Scott K. Richardson

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                             Depositor

By:  /s/ Kathleen A. Chapman                                    Attest:  /s/ Scott K. Richardson
  -------------------------                                              --------------------------
Kathleen A. Chapman, Corporate Secretary                                               Scott K. Richardson

As required by the Securities Act of 1933, this  Registration  Statement has been signed by the following  persons in the capacities and on the date indicated.

              Signature                            Title                                       Date
              ---------                            -----                                       ----
                                                   (Principal Executive Officer)

          Wade A. Dokken**         President and Chief Executive Officer                   February 12, 2003
          ----------------
           Wade A. Dokken

                                   (Principal Financial Officer and Principal Accounting Officer)

  /s/ Carl A. Cavaliere       Vice President, Corporate Treasurer                     February 12, 2003
  Carl A. Cavaliere             and Business Controller

/s/ Thomas M. Mazzaferro             Executive Vice President,                          February 12, 2003
       Thomas M. Mazzaferro         Chief Financial Officer

                                                        (Board of Directors)

      Lincoln R. Collins*                          Thomas M. Mazzaferro*               Robert G. Whitcher***
      -------------------                          --------------------                ---------------------
      Lincoln R. Collins                            Thomas M. Mazzaferro                Robert G. Whitcher

                                  *By:   /s/ Kathleen A. Chapman
                                        --------------------------------
                                            Kathleen A. Chapman

   *Pursuant to Powers of Attorney previously filed with Post-Effective Amendment No. 1 to Registration Statement No. 333-53596.
         **Pursuant to Power of Attorney filed with Post-Effective Amendment No. 6 to Registration Statement No. 333-38119.
         ***Pursuant to Power of Attorney filed with Pre-Effective Amendment No. 1 to Registration Statement No. 333-68714.